     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 27, 2008

                                            1933 ACT REGISTRATION NO. 333-49230
                                            1940 ACT REGISTRATION NO. 811-07975

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]

                      POST-EFFECTIVE AMENDMENT NO. 26                       [X]

                                    AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]

                      POST-EFFECTIVE AMENDMENT NO. 86                       [X]

                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO

                                   SECRETARY

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                              NEWARK, NEW JERSEY
                                  07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on July 1, 2008 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_]on pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box: [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Variable Annuity Contracts

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 26 to Registration Statement No. 333-49230 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 25 filed with the SEC on April 25, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                   PRUCO LIFE INSURANCE COMPANY
                                     PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

 STRATEGIC PARTNERS/SM/ ANNUITY ONE 3
 STRATEGIC PARTNERS/SM/ PLUS 3
 STRATEGIC PARTNERS FLEXELITE
 (Pruco Life Insurance Company only)

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objectives of each Portfolio are being changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we
 (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to AST Balanced Asset Allocation Portfolio and AST Schroders Multi-Asset World Strategies Portfolio only, set forth the revised fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the prospectus section discussing the applicable optional benefit, include each Portfolio within the group of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit (if available), and (d) include a summary description of the Portfolio in the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. Merger of AST DeAm Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAm Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we remove the AST DeAm Small-Cap Value Portfolio from the list of Investment Options on the inside front cover.

 3. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 4. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman/LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover and in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, and (b) include a revised summary description of the Portfolio in the chart of the Portfolio's Investment objectives and Policies.

 5. SP Aggressive Asset Allocation Portfolio, SP Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, Global Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies. Also being added as sub-advisers are Prudential Investment Management, Inc. and Jennison Associates LLC.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                                                                                           Acquired    Total
                                                                                           Portfolio  Annual
                                                             Management  Other              Fees &   Portfolio
                           FUNDS                                Fee     Expenses 12b-1 Fee Expenses  Expenses
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation /1,2,3,4/             0.72%     0.10%     0.00%     0.69%     1.51%
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%
AST Schroders Multi-Asset World Strategies                     1.10%     0.16%     0.00%     0.14%     1.40%
AST Balanced Asset Allocation                                  0.15%     0.02%     0.00%     0.87%     1.04%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Schroders Multi-Asset World             Schroder
     ALLOCA     Strategies (formerly known as AST          Investment
     TION/      American Century Strategic              Management North
    BALANCED    Allocation Portfolio): The AST            America Inc.
                Schroders Multi-Asset World
                Strategies Portfolio seeks long-term
                capital appreciation through a
                global flexible asset allocation
                approach. This asset allocation
                approach entails investing in
                traditional asset classes, such as
                equity and fixed-income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, and absolute return
                strategies. The sub-advisor seeks to
                emphasize the management of risk and
                volatility. Exposure to different
                asset classes and investment
                strategies will vary over time based
                upon the sub advisor's assessments
                of changing market, economic,
                financial and political factors and
                events.
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------
     ASSET      AST Balanced Asset Allocation            AST Investment
     ALLOCA     (formerly known as AST Conservative     Services, Inc. &
     TION/      Asset Allocation Portfolio): seeks         Prudential
    BALANCED    the highest potential total return      Investments LLC;
                consistent with its specified level       Quantitative
                of risk tolerance. The Portfolio           Management
                will invest its assets in several        Associates LLC
                other Advanced Series Trust
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman/LSV Mid-Cap            LSV Asset
     VALUE      Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
   --------------------------------------------------------------------------
     SMALL      AST Small-Cap Growth Portfolio:            Eagle Asset
      CAP       seeks long-term capital growth. The        Management
    GROWTH      Portfolio pursues its objective by
                investing, under normal
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Index at the time of
                the Portfolio's investment.
   --------------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
                      THE PRUDENTIAL SERIES FUND
    -----------------------------------------------------------------------
     INTERNA     Global Portfolio: seeks long-term         LSV Asset
     TIONAL      growth of capital. The Portfolio         Management;
     EQUITY      invests primarily in common stocks     Marsico Capital
                 (and their equivalents) of foreign     Management, LLC;
                 and U.S. companies. Each subadviser     T. Rowe Price
                 for the Portfolio generally will use   Associates, Inc.;
                 either a "growth" approach or a        William Blair &
                 "value" approach in selecting either    Company, LLC;
                 foreign or U.S. common stocks.           Quantitative
                                                           Management
                                                         Associates LLC
    -----------------------------------------------------------------------
      ASSET      SP Aggressive Growth Asset                Prudential
      ALLOCA     Allocation Portfolio: seeks to         Investments LLC;
      TION/      obtain the highest potential total       Quantitative
     BALANCED    return consistent with the specified      Management
                 level of risk tolerance. The            Associates LLC
                 Portfolio may invest in any other
                 Portfolio of the Fund (other than
                 another SP Asset Allocation
                 Portfolio), the AST Marsico Capital
                 Growth Portfolio of Advanced Series
                 Trust (AST), and the AST
                 International Value Portfolio of AST
                 (the Underlying Portfolios). Under
                 normal circumstances, the Portfolio
                 generally will focus on equity
                 Underlying Portfolios but will also
                 invest in fixed-income Underlying
                 Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Balanced Asset Allocation              Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios). The
                 Portfolio will invest in equity and
                 fixed-income Underlying Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Conservative Asset Allocation          Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios).
                 Under normal circumstances, the
                 Portfolio generally will focus on
                 fixed-income Underlying Portfolios
                 but will also invest in equity
                 Underlying Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Growth Asset Allocation                Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios).
                 Under normal circumstances, the
                 Portfolio generally will focus on
                 equity Underlying Portfolios but
                 will also invest in fixed- income
                 Underlying Portfolios.
    -----------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio should have been as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 In the appendices to each prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each annuity. Those illustrations assume average fund expenses of 0.94% (which, for Strategic Partners Plus, excludes Evergreen fund expenses). As a result of the fund changes described in this supplement, the average fund expenses have changed to 0.95%. This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values by a commensurate amount.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2007 and 2006

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

 Financial Statements                                                  Page No.
 --------------------                                                  --------
 Management's Annual Report on Internal Control Over Financial
 Reporting                                                              F - 2

 Report of Independent Registered Public Accounting Firm                F - 3

 Consolidated Financial Statements:

 Consolidated Statements of Financial Position - December 31, 2007
 and 2006                                                               F - 4

 Consolidated Statements of Operations and Comprehensive Income Years
 ended December 31, 2007, 2006 and 2005                                 F - 5

 Consolidated Statements of Stockholder's Equity Years ended
 December 31, 2007, 2006 and 2005                                       F - 6

 Consolidated Statements of Cash Flows Years ended December 31, 2007,
 2006 and 2005                                                          F - 7

 Notes to the Consolidated Financial Statements                         F - 8

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2007, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework Issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2007.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.

This annual report does not include an attestation report of the company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the company's registered public accounting firm pursuant to temporary rules of the Securities and Exchange Commission that permit the company to provide only management's report in this annual report.

March 14, 2008

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2007 and December 31, 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 14, 2008

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2007 and 2006 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                             2007       2006
                                                          ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2007 - $898,932 ; 2006 - $912,692)     $  903,520 $  920,925
Policy loans                                                 166,373    160,614
Short term investments                                        12,376     11,259
Commercial loans                                             101,583     48,979
Other long term investments                                   10,039      9,446
                                                          ---------- ----------
   Total investments                                       1,193,891  1,151,223
Cash and cash equivalents                                     33,185     59,543
Deferred policy acquisition costs                            273,144    255,849
Accrued investment income                                     14,182     13,599
Reinsurance recoverables                                     186,587    135,010
Receivables from parent and affiliates                        43,920     19,437
Deferred sales inducements                                    21,957     19,013
Other assets                                                   3,217      8,618
Separate account assets                                    2,926,421  2,619,586
                                                          ---------- ----------
TOTAL ASSETS                                              $4,696,504 $4,281,878
                                                          ========== ==========
LIABILITIES AND STOCKHOLDER'S EQUITY LIABILITIES
Policyholders' account balances                              805,605    836,980
Future policy benefits and other policyholder liabilities    312,637    250,053
Cash collateral for loaned securities                         26,060     28,212
Securities sold under agreement to repurchase                 14,621      4,005
Income taxes payable                                          86,328     87,478
Short term debt from affiliates                               55,863     25,348
Payables to parent and affiliates                              8,304      2,377
Other liabilities                                             34,226     40,601
Separate account liabilities                               2,926,421  2,619,586
                                                          ---------- ----------
Total liabilities                                         $4,270,065 $3,894,640
                                                          ---------- ----------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($5 par value; 400,000 shares, authorized;
  issued and outstanding;                                      2,000      2,000
Additional Paid-in capital                                   168,998    168,689
Retained earnings                                            252,259    212,518
Accumulated other comprehensive income                         3,182      4,031
                                                          ---------- ----------
Total stockholder's equity                                   426,439    387,238
                                                          ---------- ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                $4,696,504 $4,281,878
                                                          ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                    2007      2006      2005
                                                  --------  --------  --------
REVENUES
Premiums                                          $ 12,442  $  8,947  $  8,356
Policy charges and fee income                       76,851    59,650    60,400
Net investment income                               66,705    65,628    60,197
Realized investment (losses), net                   (2,201)  (13,900)     (329)
Asset management fees                                6,968     6,086     7,018
Other income                                         4,203     3,079     2,148
                                                  --------  --------  --------
Total revenues                                     164,968   129,490   137,790
                                                  --------  --------  --------
BENEFITS AND EXPENSES
Policyholders' benefits                             16,747    16,900    15,009
Interest credited to policyholders' account
  balances                                          31,525    30,394    29,819
General, administrative and other expenses          60,947    31,785    40,145
                                                  --------  --------  --------
Total benefits and expenses                        109,219    79,079    84,973
                                                  --------  --------  --------
Income from operations before income taxes          55,749    50,411    52,817
                                                  --------  --------  --------
Income taxes:
   Current                                          12,044      (596)    6,441
   Deferred                                          3,502    12,073     7,151
                                                  --------  --------  --------
Total income tax expense                            15,546    11,477    13,592
                                                  --------  --------  --------
NET INCOME                                          40,203    38,934    39,225
                                                  --------  --------  --------
Change in net unrealized investment (losses)/
  gains and changes in foreign currency
  translation, net of taxes                           (849)    3,196   (12,411)
                                                  --------  --------  --------
COMPREHENSIVE INCOME                              $ 39,354  $ 42,130  $ 26,814
                                                  ========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Periods Ended December 31, 2007, 2006 and 2005 (in thousands)

                                                                Accumulated Other Comprehensive Income Gain (Loss)
                                                                -------------------------------------------------
                                                                                                     Total
                                                                  Foreign           Net           Accumulated
                              Additional                         Currency        Unrealized          Other             Total
                       Common  Paid-in     Deferred   Retained  Translation      Investment      Comprehensive     Stockholder's
                       Stock   Capital   Compensation Earnings  Adjustments     Gains (Loss)     Income (Loss)        Equity
                       ------ ---------- ------------ --------  -----------     ------------     -------------     -------------
Balance, January 1,
  2005                 $2,000  $168,810     $(152)    $134,358     $ --           $ 13,246         $ 13,246          $318,262
Net income                 --        --        --       39,226       --                 --               --            39,226
Stock-based
  compensation
  programs                 --      (121)      152           --       --                 --               --                31
Cumulative effect of
  change in
  accounting
  principles, net of
  taxes                    --        --        --           --       --                 --               --                --
Change in net
  unrealized
investment (losses),
  net of taxes             --        --        --           --       --            (12,411)         (12,411)          (12,411)
                       ------  --------     -----     --------     ----           --------         --------          --------
Balance, December 31,
  2005                 $2,000  $168,689     $  --     $173,584     $ --           $    835         $    835          $345,108
Net income                 --        --        --       38,934       --                 --               --            38,934
Stock-based
  compensation
  programs                 --        --        --           --       --                 --               --                --
Cumulative effect of
  change in
  accounting
  principles, net of
  taxes                    --        --        --           --       --                 --               --                --
Change in foreign
  currency
  translation
  adjustments, net of
  taxes                    --        --        --           --       29                 --               29                29
Change in net
  unrealized
investment gains, net
  of taxes                 --        --        --           --       --              3,167            3,167             3,167
                       ------  --------     -----     --------     ----           --------         --------          --------
Balance, December 31,
  2006                 $2,000  $168,689     $  --     $212,518     $ 29           $  4,002         $  4,031          $387,238
Net income                 --        --        --       40,203       --                 --               --            40,203
Contributed Capital        --       309        --           --       --                 --               --               309
Stock-based
  compensation
  programs                 --        --        --           --       --                 --               --                --
Cumulative effect of
  change in
  accounting
  principles, net of
  taxes                    --        --        --         (462)      --                 --               --              (462)
Change in foreign
  currency
  translation
  adjustments, net of
  taxes                    --        --        --           --       79                 --               79                79
Change in net
  unrealized
investment (losses),
  net of taxes             --        --        --           --       --               (928)            (928)             (928)
                       ------  --------     -----     --------     ----           --------         --------          --------
Balance, December 31,
  2007                 $2,000  $168,998     $  --     $252,259     $108           $  3,074         $  3,182          $426,439
                       ======  ========     =====     ========     ====           ========         ========          ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                 2007       2006        2005
                                              ---------  ----------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                 $  40,203  $   38,934  $  39,225
   Adjustments to reconcile net
     income to net cash (used in)
     provided by operating activities:
       Policy charges and fee income            (18,336)    (12,012)   (11,739)
       Interest credited to
         policyholders' account
         balances                                31,525      30,394     29,819
       Realized investment losses
         (gains), net                             2,201      13,900        329
       Amortization and other
         non-cash items                            (785)        874      3,937
       Change in:
          Future policy benefits and
            other insurance
            liabilities                          62,608      46,631     33,677
          Reinsurance recoverable               (51,577)    (42,733)   (24,866)
          Accrued investment income                (583)      2,635     (1,290)
          Receivables from parent and
            affiliates                          (14,183)      2,459      7,401
          Payable to parent and
            affiliates                            5,927        (487)     2,331
          Deferred policy acquisition
            costs                               (15,117)    (33,979)   (30,393)
          Income taxes payable                     (828)     12,707      2,855
          Deferred sales inducements             (3,065)     (5,395)    (2,501)
          Other, net                            (11,540)      6,950     (9,237)
                                              ---------  ----------  ---------
Cash Flows From Operating Activities             26,450      60,878     39,548
                                              ---------  ----------  ---------
CASH FLOWS (Used In) FROM INVESTING
  ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
       Fixed maturities available for
         sale                                   276,137   1,038,341    777,293
       Policy loans                              18,356      17,070     17,487
       Commercial loans                           1,003         633         89
   Payments for the purchase of:
       Fixed maturities available for
         sale                                  (254,782)   (981,995)  (901,755)
       Policy loans                             (16,983)    (15,012)   (13,004)
       Commercial loans                         (54,057)    (29,360)   (20,442)
   Notes from parent and affiliates,
     net                                        (10,060)     (9,576)    (2,391)
   Other long term investments, net              (3,043)     (1,786)      (858)
   Short term investments, net                   (1,123)     12,258     18,005
                                              ---------  ----------  ---------
Cash Flows (Used In) From Investing
  Activities                                    (44,552)     30,573   (125,576)
                                              ---------  ----------  ---------
CASH FLOWS (Used In) FROM FINANCING
  ACTIVITIES:
   Policyholders' account deposits              236,972     237,496    179,705
   Policyholders' account withdrawals          (282,630)   (259,645)  (175,324)
   Net change in securities sold
     under agreement to repurchase
     and cash collateral for loaned
     securities, net                              8,464     (56,022)   (11,043)
   Net change in financing
     arrangements (maturities 90 days
     or less)                                    28,938     (69,777)   100,613
                                              ---------  ----------  ---------
Cash Flows (Used In) From Financing
  Activities                                     (8,256)   (147,948)    93,951
                                              ---------  ----------  ---------
   Net (decrease) increase in cash
     and cash equivalents                       (26,358)    (56,497)     7,923
   Cash and cash equivalents,
     beginning of year                           59,543     116,040    108,117
                                              ---------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR        $  33,185  $   59,543  $ 116,040
                                              =========  ==========  =========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid(refunded)                   $  16,373  $   (1,230) $  10,737
                                              ---------  ----------  ---------
Interest paid                                 $     536  $    1,077  $   1,017
                                              ---------  ----------  ---------

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company of New Jersey, or "the Company," is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities contracts only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company, or "Pruco Life", a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001, ("the date of demutualization"), Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial."

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "GAAP". The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13 to the Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs or "DAC", investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Equity securities are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax and the effect on deferred policy acquisition costs, valuation of business acquired, future policy benefits and policyholders' dividends that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividend income from these investments is reported in "Net investment income."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Commercial loans are carried at unpaid principal balances, net of unamortized premiums or discounts and an allowance for losses. Interest income, as well as prepayment fees and the amortization of related premiums or discounts, is included in "Net investment income." The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for probable incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has doubts about collectibility. When a loan is recognized as non-performing, any accrued but uncollectible interest is charged to interest income in the period the loan is deemed non-performing. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The changes in the allowance for loan losses, are reported in "Realized investment (losses), net."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Other long term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized DAC is reflected in "General, administrative and other expenses" in the period such estimated gross profits are revised. DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company adopted Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities represent the contractholder's account balance in separate account assets . See Note 8 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred Sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized on the statement of financial position in other assets. They are amortized using the same methodology and assumptions used to amortized deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2007 and 2006, deferred sales inducement costs were $22 million and $19 million, respectively.

Other assets and other liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance, and annuity and disability products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Company's liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Company does not establish claim liabilities until a loss has occurred. However, unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 8.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Contingent Liabilities

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 8. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees

The Company receives asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company, may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, as well as interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long term investments," or as liabilities, within "Other liabilities," in the Statement of Financial Position except for embedded derivatives, which are recorded in the Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), or (4) a derivative entered into as an economic hedge that does not qualified for hedge accounting. During the years ended December 31, 2007, 2006 and 2005 none of the Company's derivatives qualify for hedge accounting treatment.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential Financial and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Statements of Operations. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In June 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. See Note 7 for details regarding the adoption of this pronouncement.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement eliminates an exception from the requirement to bifurcate an embedded derivative feature from beneficial interests in securitized financial assets. The Company has relied upon this exception for certain investments that the Company has made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption of the guidance. This statement also provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. If the fair value election is chosen, changes in unrealized gains and losses are reflected in the Statements of Operations. The Company adopted this guidance effective January 1, 2007. The Company's adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract, and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007, which resulted in a net after-tax reduction to retained earnings of $0.2 million.

The cumulative effect of change in accounting principles net of taxes was $0.4 million, representing $0.2 million related to the adoption of SOP 05-1 and $0.2 related to the adoption of Fin No. 48.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                         2007
                                       ----------------------------------------
                                                   Gross      Gross
                                       Amortized Unrealized Unrealized  Fair
                                         Cost      Gains      Losses    Value
                                       --------- ---------- ---------- --------
                                                    (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies         $  6,289   $   169     $   --   $  6,458
   Foreign government bonds               9,529       848         --     10,377
   Residential mortgage-backed
     securities                         113,398     2,204         36    115,566
   Commercial mortgage-backed
     securities                         177,902     2,064        167    179,799
   Asset-Backed Securities              127,545       672      3,764    124,453
   Corporate securities                 464,269     8,421      5,823    466,867
                                       --------   -------     ------   --------
Total fixed maturities, available for
  sale                                 $898,932   $14,378     $9,790   $903,520
                                       ========   =======     ======   ========

                                                         2006
                                       ----------------------------------------
                                                   Gross      Gross
                                       Amortized Unrealized Unrealized  Fair
                                         Cost      Gains      Losses    Value
                                       --------- ---------- ---------- --------
                                                    (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies         $ 10,857   $    94     $   54   $ 10,897
   Foreign government bonds               9,657       820         --     10,477
   Residential mortgage-backed
     securities                         129,020     1,296        111    130,205
   Commercial mortgage-backed
     securities                         112,022     1,439        125    113,336
   Asset-Backed Securities              169,509       817        733    169,593
   Corporate securities                 481,627     8,835      4,045    486,417
                                       --------   -------     ------   --------
Total fixed maturities, available for
  sale                                 $912,692   $13,301     $5,068   $920,925
                                       ========   =======     ======   ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2007, is shown below:

                                                             Available for Sale
                                                             ------------------
                                                             Amortized  Fair
                                                               Cost     Value
                                                             --------- --------
                                                               (in thousands)
Due in one year or less                                      $ 30,056  $ 30,215
Due after one year through five years                         193,226   197,730
Due after five years through ten years                        193,851   193,793
Due after ten years                                            62,954    61,964
Residential mortgage-backed securities                        113,398   115,566
Commercial mortgage-backed securities                         177,902   179,799
Asset-Backed Securities                                       127,545   124,453
                                                             --------  --------
Total                                                        $898,932  $903,520
                                                             ========  ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2007, 2006, and 2005 were $202 million, $949 million, and $649 million, respectively. Proceeds from maturities of fixed maturities available for sale during 2007, 2006, and 2005 were $66 million, and $96 million, and $128 million, respectively. Gross gains of $2 million, $1 million, and $4 million, and gross losses of $1 million, $15 million, and $5 million were realized on those sales during 2007, 2006, and 2005, respectively.

The writedowns for impairments that were deemed to be other than temporary for fixed maturities for the years 2007, 2006 and 2005 are less than $1 million respectively.

Other Long term Investments

The following table provides information relating to other long term investments as of December 31:

                                                                  2007    2006
                                                                 ------- ------
                                                                 (in thousands)
 Company's investment in Separate accounts                       $ 3,049 $2,464
 Equity securities                                                 4,408  4,417
 Derivatives                                                       2,582  2,565
                                                                 ------- ------
 Total other long- term investments                              $10,039 $9,446
                                                                 ======= ======

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (in thousands)
Fixed maturities, available for sale                 $52,845  $55,625  $52,085
Policy loans                                           8,863    8,632    8,523
Commercial loans                                       4,641    1,789      415
Short term investments and cash equivalents            3,356    4,082    3,660
Other                                                    751      599      625
                                                     -------  -------  -------
Gross investment income                               70,456   70,727   65,308
   Less: investment expenses                          (3,751)  (5,099)  (5,111)
                                                     -------  -------  -------
Net investment income                                $66,705  $65,628  $60,197
                                                     =======  =======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)



Realized investment (losses)/ gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                        2007     2006     2005
                                                      -------  --------  -----
                                                           (in thousands)
 Fixed maturities, available for sale                 $   965  $(14,374) $(316)
 Derivatives and other                                 (3,166)      474    (13)
                                                      -------  --------  -----
 Realized investment losses, net                      $(2,201) $(13,900) $(329)
                                                      =======  ========  =====

Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                            2007                  2006
                                    --------------------  --------------------
                                        Amount     % of       Amount     % of
                                    (in thousands) Total  (in thousands) Total
                                    -------------- -----  -------------- -----
Collateralized loans by property
  type
Apartment complexes                    $ 11,863     11.6%    $12,315      25.1%
Agricultural properties                  16,469     16.1%      8,084      16.5%
Industrial buildings                     20,773     20.3%      7,348      15.0%
Retail stores                             8,826      8.7%      8,940      18.2%
Office buildings                         16,980     16.6%      5,363      10.9%
Other                                    27,232     26.7%      7,031      14.3%
                                       --------    -----     -------     -----
Total collateralized loans              102,143    100.0%     49,081     100.0%
                                                   =====                 =====
Valuation allowance                        (560)                (102)
                                       --------              -------
Total net collateralized loans          101,583               48,979
                                       --------              -------
Total commercial loans                 $101,583              $48,979
                                       ========              =======

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in Virginia (12%) and Minnesota (12%) at December 31, 2007.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                                 2007 2006 2005
                                                                 ---- ---- ----
                                                                 (in thousands)
 Allowance for losses, beginning of year                         $102 $ -- $--
 Addition to allowance for losses                                 458  102  --
                                                                 ---- ---- ---
 Allowance for losses, end of year                               $560 $102 $--
                                                                 ==== ==== ===

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Accumulated other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Accumulated other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                              Accumulated other
                                                                                                                Comprehensive
                                                                                                                Income (Loss)
                                                                        Deferred                   Deferred    Related to Net
                                                        Net Unrealized   policy    Policyholders' Income Tax     Unrealized
                                                        Gains (Losses) Acquisition    Account     (Liability)    Investment
                                                        on Investments    Costs       Balances      Benefit    Gains (Losses)
                                                        -------------- ----------- -------------- ----------- -----------------
                                                                                    (in thousands)
Balance, January 1, 2005                                   $ 29,496     $(11,849)     $ 2,731       $(7,132)      $ 13,246
   Net investment (losses) on investments arising
     during the period                                      (28,357)          --           --         9,926        (18,431)
   Reclassification adjustment for gains included in
     net income                                                 314           --           --          (111)           203
   Impact of net unrealized investment losses on
     deferred policy acquisition costs                           --       11,961           --        (4,186)         7,775
   Impact of net unrealized investment gain on
     policyholders' account balances                             --           --       (3,012)        1,054         (1,958)
                                                           --------     --------      -------       -------       --------
Balance, December 31, 2005                                 $  1,453     $    112      $  (281)      $  (449)      $    835
   Net investment gains on investments arising during
     the period                                              21,752           --           --        (7,613)        14,139
   Reclassification adjustment for gain included in
     net income                                             (14,373)          --           --         5,031         (9,342)
   Impact of net unrealized investment (losses) on
     deferred policy acquisition costs                           --       (3,701)          --         1,295         (2,406)
   Impact of net unrealized investment (losses) on
     policyholders' account balances                             --           --        1,194          (418)           776
                                                           --------     --------      -------       -------       --------
Balance, December 31, 2006                                 $  8,832     $ (3,589)     $   913       $(2,154)      $  4,002
   Net investment (losses) on investments arising
     during the period                                       (3,970)          --           --         1,389         (2,581)
   Reclassification adjustment for (losses) included
     in net income                                              965           --           --          (338)           627
   Impact of net unrealized investment gains on
     deferred policy acquisition costs                           --        2,406           --          (842)         1,564
   Impact of net unrealized investment gains on
     policyholders' account balances                             --           --         (828)          290           (538)
                                                           --------     --------      -------       -------       --------
Balance, December 31, 2007                                 $  5,827     $ (1,183)     $    85       $(1,655)      $  3,074
                                                           ========     ========      =======       =======       ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                                            2007   2006   2005
                                                           ------ ------ ------
                                                              (in thousands)
Fixed maturities                                           $4,588 $8,233 $  857
Other long term investments                                 1,239    599    596
                                                           ------ ------ ------
Unrealized gains on investments                            $5,827 $8,832 $1,453
                                                           ====== ====== ======

Included in other long term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2006 and 2005 respectively:

                                     Less than twelve    Twelve months or
                                          months               more                Total
                                    ------------------- ------------------- -------------------
                                     Fair    Unrealized  Fair    Unrealized  Fair    Unrealized
                                     Value     Losses    Value     Losses    Value     Losses
                                    -------- ---------- -------- ---------- -------- ----------
                                                          (in thousands)
Fixed maturities, available for
  sale: 2007
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies         $  6,289   $   --   $     --   $   --   $  6,289   $   --
Foreign government bonds               9,529       --         --       --      9,529       --
Corporate securities                 386,167    2,868     72,279    2,955    458,446    5,823
Residential mortgage-backed
  securities                         110,388       --      2,973       36    113,361       36
Commercial mortgage-backed
  securities                         172,559      164      5,176        3    177,735      167
Asset-Backed Securities               99,202    2,528     24,579    1,236    123,781    3,764
                                    --------   ------   --------   ------   --------   ------
Total                               $784,134   $5,560   $105,007   $4,230   $889,141   $9,790
                                    ========   ======   ========   ======   ========   ======

Fixed maturities, available for
  sale: 2006
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies         $    455   $   10   $  2,316   $   44   $  2,771   $   54
Corporate securities                  51,288      712     91,666    3,333    142,954    4,045
Residential mortgage-backed
  securities                           3,310       23      3,722       87      7,032      110
Commercial mortgage-backed
  securities                          19,059       56      6,072       69     25,131      125
Asset-Backed Securities               21,381       87     24,844      646     46,225      733
                                    --------   ------   --------   ------   --------   ------
Total                               $ 95,493   $  888   $128,620   $4,179   $224,113   $5,067
                                    ========   ======   ========   ======   ========   ======

As of December 31, 2007, gross unrealized losses on fixed maturities totaled approximately $9.7 million comprising 384 issuers. Of this amount, there was $5.5 million in the less than twelve months category comprising 337 issuers and $4.2 million in the greater than twelve months category comprising 47 issuers. There were no individual issuers with gross unrealized losses greater than $1.1 million. Investment grade securities was comprised of gross unrealized losses of $7.1 million. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2007.

As of December 31, 2006, gross unrealized losses on fixed maturities totaled approximately $5 million comprising 135 issuers. Of this amount, there was $1 million in the less than twelve months category comprising 56 issuers and $4 million in the greater than twelve months category comprising 79 issuers. There were no individual issuers with gross unrealized losses greater than $0.3 million. Investment grade securities was comprised of gross unrealized losses of $3.4 million and $2 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)

above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2006.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2007 and 2006, the carrying values of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position were $40 million and $31 million, respectively.

Fixed maturities of $0.3 and $0.5 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
 Balance, beginning of year                       $255,849  $225,572  $183,219
 Capitalization of commissions, sales and issue
   expenses                                         50,565    42,918    39,238
 Amortization                                      (35,447)   (8,940)   (8,846)
 Change in unrealized investment gains/(losses)      2,406    (3,701)   11,961
 Cumulative effect of SOP 05-1                        (229)       --        --
                                                  ========  ========  ========
 Balance, end of year                             $273,144  $255,849  $225,572
                                                  ========  ========  ========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Arizona Reinsurance Captive Company, or "PARCC" discussed in Note 13 to the Financial Statements below.

Ceded capitalization was $20 million, $16 million and $14 million in 2007, 2006 and 2005 respectively. Amortization relating to this treaty included in the above table amounted to $4 million in 2007, 2006 and 2005.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31 are as follows:

                                                                2007     2006
                                                              -------- --------
                                                               (in thousands)
 Life insurance                                               $302,205 $242,936
 Individual and group annuities                                  5,068    4,791
 Policy claims and other contract liabilities                    5,364    2,326
                                                              -------- --------
 Total future policy benefits                                 $312,637 $250,053
                                                              ======== ========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50%.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


5. POLICYHOLDERS' LIABILITIES (continued)


Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of the present value range from 5.25% to 8.75%, with 8% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 4.04% to 5.85%.

Policyholders' account balances at December 31 are as follows:

                                                                2007     2006
                                                              -------- --------
                                                               (in thousands)
 Interest-sensitive life contracts                            $532,484 $495,150
 Individual annuities                                          203,363  264,892
 Guaranteed interest accounts                                   31,705   34,701
 Dividend accumulations and other                               38,053   42,237
                                                              -------- --------
 Total policyholders' account balances                        $805,605 $836,980
                                                              ======== ========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive life contracts range from 3.00% to 5.15%. Interest crediting rates for individual annuities range from 1.50% to 13.00%, with less than 1% of the policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 3.00% to 6.00%. Interest crediting rates range from 1.50% to 6.23% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance with Prudential Insurance, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective October 3, 2005, the Company entered into a new coinsurance agreement with Pruco Reinsurance Ltd. (Pruco Re) (see Note 13 to the Financial Statements) providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after October 3, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                                   2007       2006      2005
                                                ---------  ---------  --------
                                                        (in thousands)
 Direct premiums and policy charges and fee
   income                                       $ 232,073  $ 184,637  $162,830
 Reinsurance ceded                               (142,780)  (116,040)  (94,074)
                                                ---------  ---------  --------
 Premiums and policy charges and fee income     $  89,293  $  68,597  $ 68,756
                                                =========  =========  ========

 Policyholders' benefits ceded                  $  47,468  $  51,306  $ 41,641
                                                =========  =========  ========
 Realized capital gains (losses) ceded, net     $   1,944  $     632  $     --
                                                =========  =========  ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


6. REINSURANCE (continued)

Realized capital gains ceded include the reinsurance of the Company's derivatives under SFAS No. 133. Changes in the fair value of the derivatives are recognized through "Realized investment gains".

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term life insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Statements of Financial Position, at December 31, 2007 and 2006 were $187 million and $135 million, respectively.

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13 to the Financial Statements.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                          2007          2006          2005
                                      ------------  ------------  ------------
                                                   (in thousands)
Life insurance face amount in force   $ 78,616,940  $ 63,399,375  $ 52,930,588
Ceded                                  (69,518,388)  (56,034,023)  (46,406,195)
                                      ------------  ------------  ------------
Net amount of life insurance in force $  9,098,552  $  7,365,352  $  6,524,393
                                      ============  ============  ============

7. INCOME TAXES

The components of income tax expense (benefits) for the years ended December 31, are as follows:

                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (in thousands)
Current tax (benefit) expense:
  U.S.                                               $12,044  $  (596) $ 6,441
                                                     -------  -------  -------
  Total                                               12,044     (596)   6,441
                                                     -------  -------  -------

Deferred tax expense:
  U.S.                                                 3,502   12,073    7,151
                                                     -------  -------  -------
  Total                                                3,502   12,073    7,151
                                                     -------  -------  -------

Total income tax expense on income from operations   $15,546  $11,477  $13,592
  Other comprehensive (loss) income                     (457)   1,721   (6,683)
  Cumulative effect of changes in accounting policy      135       --       --
                                                     -------  -------  -------
Total income tax expense                             $15,224  $13,198  $ 6,909
                                                     =======  =======  =======

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)

                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (in thousands)
Expected federal income tax expense                  $19,512  $17,644  $18,486
Non taxable investment income                         (4,298)  (5,495)  (2,815)
IRS settlement for examination period 1997 to 2001        --       --   (2,769)
Other                                                    332     (672)     690
                                                     -------  -------  -------
Total income tax expense                             $15,546  $11,477  $13,592
                                                     =======  =======  =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                 2007    2006
                                                                ------- -------
                                                                (in thousands)
 Deferred tax assets
    Other                                                       $   868 $   518
                                                                ------- -------
    Deferred tax assets                                             868     518
                                                                ------- -------

 Deferred tax liabilities
    Deferred acquisition costs                                   67,222  65,760
    Insurance reserves                                            8,679   6,719
    Net unrealized gains on securities                            2,039   3,091
    Other                                                         1,336     426
                                                                ------- -------
    Deferred tax liabilities                                     79,276  75,996
                                                                ------- -------

 Net deferred tax liability                                     $78,408 $75,478
                                                                ======= =======

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 1, 2007, the Company adopted FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. Adoption of FIN No. 48 resulted in an increase to the Company's income tax liability and a decrease to retained earnings of $0.2 million as of January 1, 2007.

The Company's unrecognized tax benefits as of the date of adoption of FIN No. 48 and as of December 31, 2007 are as follows:

                                                  Unrecognized      Total
                                    Unrecognized  tax benefits   unrecognized
                                    tax benefits    2002 and   tax benefits all
                                    prior to 2002   forward         years
                                    ------------- ------------ ----------------
                                                  (in thousands)
Amounts as of January 1, 2007          $3,597        $1,680         $5,277

(Decreases) in unrecognized tax
  benefits taken in prior period            0          (210)          (210)
Increases in unrecognized tax
  benefits taken in current period          0             0              0
                                       ------        ------         ------
Amount as of December 31, 2007         $3,597        $1,470         $5,067
                                       ======        ======         ======
Unrecognized tax benefits that, if
  recognized, would favorably
  impact the effective rate as of
  December 31, 2007                    $3,597        $    0         $3,597
                                       ======        ======         ======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)


The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In 2007, the Company recognized $0.1 million in the statement of operations and recognized $0.6 million in liabilities in the statement of financial position for tax-related interest and penalties.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (the Service) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (tax attributes), the statute of limitations does not close, to the extent of these tax attributes, until the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

On January 26, 2006, the Service officially closed the audit of the Company's consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's consolidated statement of operations for the year ended December 31, 2005 included an income tax benefit of $3 million, reflecting a reduction in the Company's liability for income taxes. The statute of limitations has closed for these tax years; however, there were tax attributes which were utilized in subsequent tax years for which the statute of limitations remains open.

In December 2006, the Service completed all fieldwork with regards to its examination of the consolidated federal income tax returns for tax years 2002-2003. The final report was submitted to the Joint Committee on Taxation for their review in April 2007. In July 2007, the Joint Committee returned the report to the Service for additional review of an industry issue regarding the methodology for calculating the dividends received deduction related to variable life insurance and annuity contracts. The Company is responding to the Service's request for additional information. In August 2007, the Service issued Revenue Ruling 2007-54. Revenue Ruling 2007-54 included among other items, guidance on the methodology to be followed in calculating the dividends received deduction related to variable life insurance and annuity contracts. In September 2007, the Service released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the Service intend to address through new regulations the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the dividends received deduction related to variable life insurance and annuity contracts. These activities had no impact on the Company's 2007 results. The statute of limitations for the 2002-2003 tax years expires in 2009.

In January 2007, the Service began an examination of tax years 2004 through 2006. For tax year 2007, the Company participated in the Service's new Compliance Assurance Program (CAP). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed It is management's expectation this new program will significantly shorten the time period between the Company's filing of its federal income tax return and the Service's completion of its examination of the return.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2007 and 2006, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                       December 31, 2007                  December 31, 2006
                               ---------------------------------- ----------------------------------
                               In the Event of At Annuitization / In the Event of At Annuitization /
                                    Death       Accumulation (1)       Death       Accumulation (1)
                               --------------- ------------------ --------------- ------------------
                                         (in thousands)                     (in thousands)
Variable Annuity Contracts
Return of net deposits
Account value                     $ 487,411               N/A        $ 410,196               N/A
Net amount at risk                $     226               N/A        $     120               N/A
   Average attained age of
     contractholders               61 years               N/A         62 years               N/A

Minimum return or contract
  value
Account value                     $ 759,163        $  424,432        $ 768,746        $  286,577
Net amount at risk                $  14,201        $    1,848        $  21,413        $       72
   Average attained age of
     contractholders               64 years          60 years         64 years          59 years
Average period remaining
  until earliest expected
  annuitization                         N/A         4.5 years              N/A         5.5 years

--------
(1) Includes income and withdrawal benefits as described herein

                Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
                ---------------- -------------- ---------------- --------------
Market value
  adjusted
  annuities
Account value       $21,878         $21,751         $26,543         $26,856

                                            December 31, 2007 December 31, 2006
                                            ----------------- -----------------
                                                   In the Event of Death
                                            -----------------------------------
                                                      (in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts

No Lapse Guarantees
Separate account value                         $  500,409        $  466,859
General account value                          $  128,861        $  103,006
Net amount at risk                             $6,203,427        $5,982,110
Average attained age of contractholders                46                44

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                            December 31, 2007 December 31, 2006
                                            ----------------- -----------------
                                                      (in thousands)
 Equity funds                                  $  628,868         $672,087
 Bond funds                                        63,058           65,380
 Balanced funds                                   330,787          159,423
 Money market funds                                23,316           22,086
 Specialty funds                                    6,228            3,364
                                               ----------         --------
    Total                                      $1,052,257         $922,340
                                               ==========         ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


In addition to the above mentioned amounts invested in separate account investment options, $194.3 million and $256.6 million of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2007 and 2006 respectively.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income and withdrawal benefits ("GMIWB"), are considered to be bifurcated embedded derivatives under SFAS No. 133. Changes in the fair value of these derivatives, along with any fees received or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." The liabilities for GMWB, and GMIWB are included in "Future policy benefits." The Company maintains a portfolio of derivative investments that serve as an economic hedge of the risks of these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivatives investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                 GMDB    GMIB   GMIWB   Total
                                                ------  -----  ------  -------
                                                        (in thousands)
Balance as of January 1, 2005                   $1,241  $ 126  $   --  $ 1,367
   Incurred guarantee benefits /(1)/             1,809    189      --    1,998
   Paid guarantee benefits                        (701)    --      --     (701)
                                                ------  -----  ------  -------
Balance as of December 31, 2005+                $2,349  $ 315  $   --  $ 2,664
   Incurred guarantee benefits /(1)/             2,507    249    (130)   2,626
   Paid guarantee benefits                        (317)    --      --     (317)
                                                ------  -----  ------  -------
Balance as of December 31, 2006                 $4,539  $ 564  $ (130) $ 4,973
   Incurred guarantee benefits /(1)/             3,157   (148)  3,217    6,226
   Paid guarantee benefits                        (251)    --      --     (251)
                                                ------  -----  ------  -------
Balance as of December 31, 2007                 $7,445  $ 416  $3,087  $10,948
                                                ======  =====  ======  =======
--------
(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMIWB features predominantly present a benefit that provides a contractholder with two optional methods to receive guaranteed minimum payments over time - a "withdrawal" option (available on only one of registrant's GMIWB features) and an "income" option (available under each of registrant's GMIWB features). The withdrawal option guarantees that, upon the election of such benefit, a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of: (1) the account value on the date of first withdrawal; (2) cumulative premiums when withdrawals commence, less

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

cumulative withdrawals plus a minimum return; or (3) the highest contract value on a specified date minus any withdrawals. The income option guarantees that a contractholder can withdraw a specified percentage of the "protected value" each year for the annuitant's life (or joint lives, in the case of the spousal version of the benefit). The Company has several variations of this GMIWB that vary, among other things, with regard to how the protected value is calculated and how the customer may make withdrawals.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (in thousands)
Balance, beginning of year                           $19,013  $13,616  $11,115
Capitalization                                         5,869    6,382    3,863
Amortization                                          (2,925)    (985)  (1,362)
                                                     -------  -------  -------
Balance, end of year                                 $21,957  $19,013  $13,616
                                                     =======  =======  =======

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net (loss) to income of the Company amounted to $(8) million, $1 million, and $(1) million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory surplus of the Company amounted to $130 million and $137 million at December 31, 2007 and 2006, respectively.

The Company is subject to New Jersey law. The maximum amount of dividends, which can be paid by State of New Jersey insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to N.J.S.A.17:27A-4.c(2)(b). There have been no dividend payments to the Company's parent in 2007, 2006 or 2005.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the security.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


10. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)


Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                            2007                  2006
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Financial assets:

Fixed maturities, available for
  sale                              $  903,520 $  903,520 $  920,925 $  920,925
Policy loans                           166,373    187,181    160,614    171,887
Short term investments                  12,376     12,376     11,259     11,259
Commercial loans                       101,583    103,815     48,979     49,308
Cash and cash equivalents               33,185     33,185     59,543     59,543
Separate account assets              2,926,421  2,926,421  2,619,586  2,619,586
Derivatives                              2,582      2,582      2,565      2,565
Equity Securities                        4,408      4,408      4,417      4,417

Financial liabilities:

Investment contracts                $   63,721 $   63,721 $   71,316 $   71,316
Cash collateral for loaned
  securities                            26,060     26,060     28,212     28,212
Securities sold under repurchase
  agreements                            14,621     14,621      4,005      4,005
Short Term Debt to affiliates           55,863     55,863     25,348     25,348
Separate account liabilities         2,926,421  2,926,421  2,619,586  2,619,586

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Exchange-traded futures are used by the Company to reduce risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of underlying referenced securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures transactions with regulated futures commissions merchants that are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk.

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using valuation models. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. These reinsurance agreements are derivatives and have been accounted for in the same manner as the embedded derivative.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties that is related to the financial derivative transactions. The Company manages credit risk by entering into derivative transactions with major commercial and investment banks and other creditworthy counterparties, and by obtaining collateral where appropriate and by limiting its single party credit exposures.

The credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate. The Company effects exchange-traded futures and options transactions through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of nonperformance by counterparties to such financial instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $19 million of commercial loans in 2007. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $14 million in 2007.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. The Company may also be subject to litigation arising out of its general business activities, such as investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

The Company's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses in 2005 reflect a change in allocations implemented during the fourth quarter of 2005. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.1 million for the twelve months ended December 31, 2007. The expense charged to the Company for the deferred compensation program was $0.5 million and $0.6 million for the twelve months ended December 31, 2007 and 2006, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (Continued)


The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $0.5 million in 2007, and $0.4 million in both 2006 and 2005.

The Company's share of net expense for the pension plans was $1 million in 2007 and 2006, and $0.7 million in 2005.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

Beginning October 1, 2002, in accordance with a servicing agreement with Prudential Investments LLC, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). Also the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds. These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance, and one during the third quarter of 2007 to Prudential Financial, Inc. The cash surrender value included in separate accounts was $606 million and $508 million at December 31, 2007 and December 31, 2006, respectively. Fees related to the COLI policies were $17 million, $5 million and $5 million for the years ending December 31, 2007, 2006 and 2005, respectively.

Reinsurance with Affiliates

Prudential Arizona Reinsurance Capitive Company (PARCC)

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Reinsurance recoverables related to this agreement were $177 million and $128 million as of December 31, 2007 and 2006, respectively. Premiums ceded to PARCC in 2007, 2006, and 2005 were $108 million, $86 million and $70 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $24 million, $23 million, and $19 million respectively.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverable related to this agreement was $5 million and $7 million as of December 31, 2007 and December 2006 respectively. Premiums and fees ceded to Prudential Insurance in 2007, 2006 and 2005 were $33 million, $30 million and $24 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $23 million, $28 million, and $22 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

Pruco Reinsurance Ltd. (Pruco Re)

During 2005 and 2006, the Company entered into reinsurance agreements with Pruco Re as part of its risk management and capital management strategies for annuities. Effective October 3, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after October 3, 2005.

Effective May 26, 2006, the Company entered into a new coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Spousal Lifetime Five benefit feature sold on its annuities. Premiums and benefits ceded related to this treaty are de minimis. Reinsurance recoverables related to this agreement were $3 million as of December 31, 2007.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (Continued)


Purchase of fixed maturities from an affiliate

During 2007, the Company purchased fixed maturities securities from an affiliated company, Commerce Street. The investments included collateralized mortgage backed securities. These securities were recorded at an amortized cost of $42 million and a fair value of $42 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $100 million. There was $56 million of debt outstanding to Prudential Funding, LLC as of December 31, 2007 as compared to $25 million at December 31, 2006. Interest expense related to this agreement was $0.5 million in 2007 and $1 million in 2006, with related interest charged at a variable rate of 4.26% to 5.86%. As of December 31, 2007 and 2006, there was $41 million and $32 million, respectively, of asset-based financing.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2007 and 2006 are summarized in the table below:

                                          Three months ended (in thousands)
                                      -----------------------------------------
                                      March 31 June 30 September 30 December 31
                                      -------- ------- ------------ -----------
2007
Total revenues                        $38,111  $40,702   $46,473      $39,682
Total benefits and expenses            25,023   26,204    28,970       29,022
Income from operations before income
  taxes                                13,088   14,498    17,503       10,660
Net income                              9,766    9,985    12,408        8,044
                                      =======  =======   =======      =======

2006
Total revenues                        $31,603  $30,459   $29,015      $38,413
Total benefits and expenses            24,282   26,918     3,999       23,880
Income from operations before income
  taxes                                 7,321    3,541    25,016       14,533
Net income                              5,748    2,862    19,210       11,114
                                      =======  =======   =======      =======

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                                                         Prudential
                                            Prudential     Prudential                       Prudential   High Yield
                                           Money Market Diversified Bond Prudential Equity    Value         Bond
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  -----------
ASSETS
  Investment in the portfolios, at value.. $22,031,750    $36,373,527       $39,447,369    $41,707,063  $18,566,855
                                           -----------    -----------       -----------    -----------  -----------
  Net Assets.............................. $22,031,750    $36,373,527       $39,447,369    $41,707,063  $18,566,855
                                           ===========    ===========       ===========    ===========  ===========

NET ASSETS, representing:
  Accumulation units...................... $22,031,750    $36,373,527       $39,447,369    $41,707,063  $18,566,855
                                           -----------    -----------       -----------    -----------  -----------
                                           $22,031,750    $36,373,527       $39,447,369    $41,707,063  $18,566,855
                                           ===========    ===========       ===========    ===========  ===========

  Units outstanding.......................  18,165,989     21,214,216        18,581,432     15,800,837   11,056,069
                                           ===========    ===========       ===========    ===========  ===========

  Portfolio shares held...................   2,203,175      3,337,021         1,329,537      1,779,312    3,647,712
  Portfolio net asset value per share..... $     10.00    $     10.90       $     29.67    $     23.44  $      5.09
  Investment in portfolio shares, at
   cost................................... $22,031,750    $36,929,280       $36,446,814    $38,014,450  $22,528,888

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                                                         Prudential
                                            Prudential     Prudential                       Prudential   High Yield
                                           Money Market Diversified Bond Prudential Equity    Value         Bond
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  -----------
INVESTMENT INCOME
  Dividend income......................... $ 1,165,711    $ 1,897,241       $   420,298    $   610,577  $ 1,416,243
                                           -----------    -----------       -----------    -----------  -----------
EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............     347,092        530,968           593,696        710,734      282,097
                                           -----------    -----------       -----------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..............     818,619      1,366,273          (173,398)      (100,157)   1,134,146
                                           -----------    -----------       -----------    -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....           0              0            26,616      4,932,270            0
  Realized gain (loss) on shares
   redeemed...............................           0       (101,780)          365,152      2,853,632     (594,543)
  Net change in unrealized gain (loss) on
   investments............................           0        294,233         2,930,102     (6,727,242)    (284,052)
                                           -----------    -----------       -----------    -----------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................           0        192,453         3,321,870      1,058,660     (878,595)
                                           -----------    -----------       -----------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $   818,619    $ 1,558,726       $ 3,148,472    $   958,503  $   255,551
                                           ===========    ===========       ===========    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A1

                                             SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------
                                            Prudential                                  Premier VIT
Prudential                    Prudential       Small       T. Rowe Price  T. Rowe Price    OpCap      Premier VIT
Stock Index    Prudential      Jennison   Capitalization   International  Equity Income   Managed     OpCap Small
 Portfolio  Global Portfolio  Portfolio   Stock Portfolio Stock Portfolio   Portfolio    Portfolio   Cap Portfolio
----------- ---------------- -----------  --------------- --------------- ------------- -----------  -------------
$47,587,449   $11,567,490    $41,555,345    $ 8,141,963     $3,888,552     $12,300,133  $12,654,188   $ 7,788,442
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------
$47,587,449   $11,567,490    $41,555,345    $ 8,141,963     $3,888,552     $12,300,133  $12,654,188   $ 7,788,442
===========   ===========    ===========    ===========     ==========     ===========  ===========   ===========

$47,587,449   $11,567,490    $41,555,345    $ 8,141,963     $3,888,552     $12,300,133  $12,654,188   $ 7,788,442
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------
$47,587,449   $11,567,490    $41,555,345    $ 8,141,963     $3,888,552     $12,300,133  $12,654,188   $ 7,788,442
===========   ===========    ===========    ===========     ==========     ===========  ===========   ===========

 24,905,268     5,610,679     22,124,748      3,135,027      2,261,232       5,155,831    7,336,837     3,078,372
===========   ===========    ===========    ===========     ==========     ===========  ===========   ===========

  1,291,733       469,841      1,766,058        382,072        219,568         519,212      327,659       266,819
$     36.84   $     24.62    $     23.53    $     21.31     $    17.71     $     23.69  $     38.62   $     29.19

$42,859,423   $ 9,191,050    $40,111,944    $ 6,511,609     $3,173,603     $10,416,986  $13,347,154   $ 7,509,274

                                             SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------
                                            Prudential                                  Premier VIT
Prudential                    Prudential       Small       T. Rowe Price  T. Rowe Price    OpCap      Premier VIT
Stock Index    Prudential      Jennison   Capitalization   International  Equity Income   Managed     OpCap Small
 Portfolio  Global Portfolio  Portfolio   Stock Portfolio Stock Portfolio   Portfolio    Portfolio   Cap Portfolio
----------- ---------------- -----------  --------------- --------------- ------------- -----------  -------------
$   786,136   $   126,348    $   120,577    $    52,166     $   53,862     $   230,824  $   300,112   $         0
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------
    756,880       181,947        618,833        133,229         54,784         193,716      192,988       122,580
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------

     29,256       (55,599)      (498,256)       (81,063)          (922)         37,108      107,124      (122,580)
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------
          0             0              0        594,010        432,823         762,405    1,012,057     1,949,231
  1,111,400       675,517       (367,174)       714,532        192,600         724,962       (2,607)      266,177

    899,918       507,545      5,180,495     (1,302,198)      (204,805)     (1,201,537)    (869,862)   (2,101,605)
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------

  2,011,318     1,183,062      4,813,321          6,344        420,618         285,830      139,588       113,803
-----------   -----------    -----------    -----------     ----------     -----------  -----------   -----------

$ 2,040,574   $ 1,127,463    $ 4,315,065    $   (74,719)    $  419,696     $   322,938  $   246,712   $    (8,777)
===========   ===========    ===========    ===========     ==========     ===========  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                       SUBACCOUNTS
                                           -------------------------------------------------------------------
                                                          Janus Aspen   Janus Aspen
                                                           Large Cap   International
                                                            Growth        Growth
                                                          Portfolio -   Portfolio -
                                           AIM V.I. Core Institutional Institutional MFS Research MFS Emerging
                                            Equity Fund     Shares        Shares        Series    Growth Series
                                           ------------- ------------- ------------- ------------ -------------
ASSETS
  Investment in the portfolios, at value..  $17,236,960   $11,084,036   $24,465,363   $3,140,323   $10,697,286
                                            -----------   -----------   -----------   ----------   -----------
  Net Assets..............................  $17,236,960   $11,084,036   $24,465,363   $3,140,323   $10,697,286
                                            ===========   ===========   ===========   ==========   ===========

NET ASSETS, representing:
  Accumulation units......................  $17,236,960   $11,084,036   $24,465,363   $3,140,323   $10,697,286
                                            -----------   -----------   -----------   ----------   -----------
                                            $17,236,960   $11,084,036   $24,465,363   $3,140,323   $10,697,286
                                            ===========   ===========   ===========   ==========   ===========

  Units outstanding.......................    9,003,965     6,189,546     5,606,685    1,759,324     6,070,920
                                            ===========   ===========   ===========   ==========   ===========

  Portfolio shares held...................      592,132       419,373       374,317      154,848       427,720
  Portfolio net asset value per share.....  $     29.11   $     26.43   $     65.36   $    20.28   $     25.01
  Investment in portfolio shares, at
   cost...................................  $14,517,951   $11,071,848   $10,600,156   $2,739,146   $10,073,659

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                       SUBACCOUNTS
                                           -------------------------------------------------------------------
                                                          Janus Aspen   Janus Aspen
                                                           Large Cap   International
                                                            Growth        Growth
                                                          Portfolio -   Portfolio -
                                           AIM V.I. Core Institutional Institutional MFS Research MFS Emerging
                                            Equity Fund     Shares        Shares        Series    Growth Series
                                           ------------- ------------- ------------- ------------ -------------
INVESTMENT INCOME
  Dividend income.........................  $   195,326   $    81,808   $   148,294   $   24,705   $         0
                                            -----------   -----------   -----------   ----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      266,444       164,075       336,746       47,504       151,247
                                            -----------   -----------   -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)..............      (71,118)      (82,267)     (188,452)     (22,799)     (151,247)
                                            -----------   -----------   -----------   ----------   -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....            0             0             0            0             0
  Realized gain (loss) on shares
   redeemed...............................      679,891      (126,227)    3,035,971       88,061       (67,212)
  Net change in unrealized gain (loss) on
   investments............................      680,218     1,704,292     2,830,778      325,287     2,143,405
                                            -----------   -----------   -----------   ----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................    1,360,109     1,578,065     5,866,749      413,348     2,076,193
                                            -----------   -----------   -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $ 1,288,991   $ 1,495,798   $ 5,678,297   $  390,549   $ 1,924,946
                                            ===========   ===========   ===========   ==========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A3

                                                   SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Prudential SP
                                                                     Prudential                                  T. Rowe Price
Credit Suisse                  Franklin Small-Mid   Prudential      Diversified                                    Large Cap
Trust Global  American Century     Cap Growth     Jennison 20/20    Conservative   Davis Value AllianceBernstein    Growth
  Small Cap    VP Value Fund       Securities     Focus Portfolio Growth Portfolio  Portfolio  Large Cap Growth    Portfolio
------------- ---------------- ------------------ --------------- ---------------- ----------- ----------------- -------------
 $1,970,951      $4,114,510        $4,026,498       $6,538,465       $6,733,719    $5,104,864     $  813,222      $3,105,139
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------
 $1,970,951      $4,114,510        $4,026,498       $6,538,465       $6,733,719    $5,104,864     $  813,222      $3,105,139
 ==========      ==========        ==========       ==========       ==========    ==========     ==========      ==========
 $1,970,951      $4,114,510        $4,026,498       $6,538,465       $6,733,719    $5,104,864     $  813,222      $3,105,139
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------
 $1,970,951      $4,114,510        $4,026,498       $6,538,465       $6,733,719    $5,104,864     $  813,222      $3,105,139
 ==========      ==========        ==========       ==========       ==========    ==========     ==========      ==========

  1,450,365       1,981,200         2,176,484        3,704,325        4,528,754     3,938,737      1,133,885       2,510,668
 ==========      ==========        ==========       ==========       ==========    ==========     ==========      ==========

    139,982         550,805           175,753          408,910          568,726       352,546         27,144         401,181
 $    14.08      $     7.47        $    22.91       $    15.99       $    11.84    $    14.48     $    29.96      $     7.74

 $1,972,476      $3,905,454        $3,765,575       $5,371,016       $7,481,991    $3,859,226     $  800,103      $2,534,572

                                                   SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Prudential SP
                                                                     Prudential                                  T. Rowe Price
Credit Suisse                  Franklin Small-Mid   Prudential      Diversified                                    Large Cap
Trust Global  American Century     Cap Growth     Jennison 20/20    Conservative   Davis Value AllianceBernstein    Growth
  Small Cap    VP Value Fund       Securities     Focus Portfolio Growth Portfolio  Portfolio  Large Cap Growth    Portfolio
------------- ---------------- ------------------ --------------- ---------------- ----------- ----------------- -------------
 $        0      $   89,046        $        0       $   38,827       $  230,677    $   59,239     $        0      $    7,455
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------


     33,934          72,962            63,106           97,122          101,905        78,583         10,980          51,164
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------

    (33,934)         16,084           (63,106)         (58,295)         128,772       (19,344)       (10,980)        (43,709)
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------
          0         461,765           334,830          593,637          257,291       205,064              0               0

     64,459         256,919           119,581          464,407         (105,197)      372,232        (16,385)         73,945

   (112,348)       (979,387)           57,981         (391,486)          37,057      (366,230)       115,984         175,123
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------


    (47,889)       (260,703)          512,392          666,558          189,151       211,066         99,599         249,068
 ----------      ----------        ----------       ----------       ----------    ----------     ----------      ----------



 $  (81,823)     $ (244,619)       $  449,286       $  608,263       $  317,923    $  191,722     $   88,619      $  205,359
 ==========      ==========        ==========       ==========       ==========    ==========     ==========      ==========

  The accompanying notes are an integral part of these financial statements.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------


                                           Prudential SP  Prudential SP   Prudential SP    Prudential SP    Prudential SP
                                            Davis Value  Small-Cap Value    Small Cap       PIMCO Total      PIMCO High
                                             Portfolio      Portfolio    Growth Portfolio Return Portfolio Yield Portfolio
                                           ------------- --------------- ---------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at value..  $16,235,842    $18,750,285      $2,950,231      $38,863,179      $14,641,590
                                            -----------    -----------      ----------      -----------      -----------
  Net Assets..............................  $16,235,842    $18,750,285      $2,950,231      $38,863,179      $14,641,590
                                            ===========    ===========      ==========      ===========      ===========

NET ASSETS, representing:
  Accumulation units......................  $16,235,842    $18,750,285      $2,950,231      $38,863,179      $14,641,590
                                            -----------    -----------      ----------      -----------      -----------
                                            $16,235,842    $18,750,285      $2,950,231      $38,863,179      $14,641,590
                                            ===========    ===========      ==========      ===========      ===========

  Units outstanding.......................   10,347,407     11,377,930       2,559,367       30,298,584       10,018,783
                                            ===========    ===========      ==========      ===========      ===========

  Portfolio shares held...................    1,352,987      1,534,393         387,678        3,330,178        1,489,480
  Portfolio net asset value per share.....  $     12.00    $     12.22      $     7.61      $     11.67      $      9.83
  Investment in portfolio shares, at
   cost...................................  $13,204,862    $19,999,319      $2,465,243      $37,699,256      $15,239,200

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------


                                           Prudential SP  Prudential SP   Prudential SP    Prudential SP    Prudential SP
                                            Davis Value  Small-Cap Value    Small Cap       PIMCO Total      PIMCO High
                                             Portfolio      Portfolio    Growth Portfolio Return Portfolio Yield Portfolio
                                           ------------- --------------- ---------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.........................  $   132,580    $   153,429      $        0      $ 1,704,852      $ 1,146,261
                                            -----------    -----------      ----------      -----------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      269,909        359,932          48,870          609,651          260,755
                                            -----------    -----------      ----------      -----------      -----------

NET INVESTMENT INCOME (LOSS)..............     (137,329)      (206,503)        (48,870)       1,095,201          885,506
                                            -----------    -----------      ----------      -----------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....      560,576      1,204,559         111,032                0          221,039
  Realized gain (loss) on shares
   redeemed...............................      507,498        477,992          93,531          (41,730)         (54,809)
  Net change in unrealized gain (loss) on
   investments............................     (418,116)    (2,628,497)         (8,108)       1,843,715         (740,382)
                                            -----------    -----------      ----------      -----------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................      649,958       (945,946)        196,455        1,801,985         (574,152)
                                            -----------    -----------      ----------      -----------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $   512,629    $(1,152,449)     $  147,585      $ 2,897,186      $   311,354
                                            ===========    ===========      ==========      ===========      ===========

  The accompanying notes are an integral part of these financial statements.

                                      A5

                                                 SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------
                                                   Prudential SP                              Prudential SP
   Janus Aspen                                       Strategic    Prudential SP SP Prudential Conservative  Prudential SP
    Large Cap       Prudential SP   Prudential SP     Partners       Mid Cap    U.S. Emerging     Asset     Balanced Asset
Growth Portfolio - Large Cap Value AIM Core Equity Focused Growth    Growth        Growth      Allocation     Allocation
  Service Shares      Portfolio       Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
------------------ --------------- --------------- -------------- ------------- ------------- ------------- --------------

    $ 926,089        $5,867,126      $1,665,243      $1,995,638    $6,642,509    $9,816,377    $28,208,840   $72,092,655
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------
    $ 926,089        $5,867,126      $1,665,243      $1,995,638    $6,642,509    $9,816,377    $28,208,840   $72,092,655
    =========        ==========      ==========      ==========    ==========    ==========    ===========   ===========

    $ 926,089        $5,867,126      $1,665,243      $1,995,638    $6,642,509    $9,816,377    $28,208,840   $72,092,655
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------
    $ 926,089        $5,867,126      $1,665,243      $1,995,638    $6,642,509    $9,816,377    $28,208,840   $72,092,655
    =========        ==========      ==========      ==========    ==========    ==========    ===========   ===========

      774,239         3,975,442       1,415,332       1,531,399     5,266,194     5,535,631     18,007,644    40,173,795
    =========        ==========      ==========      ==========    ==========    ==========    ===========   ===========

       35,510           497,214         190,531         240,438       882,139     1,167,227      2,333,237     5,987,762
    $   26.08        $    11.80      $     8.74      $     8.30    $     7.53    $     8.41    $     12.09   $     12.04

    $ 705,978        $5,124,741      $1,302,185      $1,648,247    $5,546,115    $8,381,303    $24,985,585   $61,405,696

                                                 SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------
                                                   Prudential SP                              Prudential SP
   Janus Aspen                                       Strategic    Prudential SP SP Prudential Conservative  Prudential SP
    Large Cap       Prudential SP   Prudential SP     Partners       Mid Cap    U.S. Emerging     Asset     Balanced Asset
Growth Portfolio - Large Cap Value AIM Core Equity Focused Growth    Growth        Growth      Allocation     Allocation
  Service Shares      Portfolio       Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
------------------ --------------- --------------- -------------- ------------- ------------- ------------- --------------

    $  17,613        $  102,596      $   18,826      $        0    $   14,222    $   30,933    $   852,204   $ 1,595,771
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------

       48,814           100,851          27,455          31,137       103,909       184,962        457,143     1,207,158
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------

      (31,201)            1,745          (8,629)        (31,137)      (89,687)     (154,029)       395,061       388,613
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------

            0           390,716          16,419          75,601       538,360       927,075        615,381     1,994,951

      454,579           221,374          62,003          69,706       267,215       836,119        540,016     1,400,755

     (181,493)         (875,879)         34,666         130,538       159,518       (38,637)       516,621     1,471,071
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------

      273,086          (263,789)        113,088         275,845       965,093     1,724,557      1,672,018     4,866,777
    ---------        ----------      ----------      ----------    ----------    ----------    -----------   -----------

    $ 241,885        $ (262,044)     $  104,459      $  244,708    $  875,406    $1,570,528    $ 2,067,079   $ 5,255,390
    =========        ==========      ==========      ==========    ==========    ==========    ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                         Prudential SP
                                           Prudential SP  Aggressive   Prudential SP
                                           Growth Asset  Growth Asset  International  Prudential SP  Evergreen VA
                                            Allocation    Allocation      Growth      International    Balanced
                                             Portfolio     Portfolio     Portfolio   Value Portfolio     Fund
                                           ------------- ------------- ------------- --------------- ------------
ASSETS
  Investment in the portfolios, at value..  $48,720,859   $5,933,767    $6,707,555     $ 6,326,541     $     3
                                            -----------   ----------    ----------     -----------     -------
  Net Assets..............................  $48,720,859   $5,933,767    $6,707,555     $ 6,326,541     $     3
                                            ===========   ==========    ==========     ===========     =======

NET ASSETS, representing:
  Accumulation units......................  $48,720,859   $5,933,767    $6,707,555     $ 6,326,541     $     3
                                            -----------   ----------    ----------     -----------     -------
                                            $48,720,859   $5,933,767    $6,707,555     $ 6,326,541     $     3
                                            ===========   ==========    ==========     ===========     =======

  Units outstanding.......................   23,637,263    3,380,874     3,564,914       3,193,945           2
                                            ===========   ==========    ==========     ===========     =======

  Portfolio shares held...................    4,203,698      551,978       787,272         595,159           0
  Portfolio net asset value per share.....  $     11.59   $    10.75    $     8.52     $     10.63     $ 15.49
  Investment in portfolio shares, at
   cost...................................  $40,205,285   $4,606,586    $5,481,519     $ 5,445,609     $     3

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                        SUBACCOUNTS
                                           ---------------------------------------------------------------------
                                                         Prudential SP
                                           Prudential SP  Aggressive   Prudential SP
                                           Growth Asset  Growth Asset  International  Prudential SP  Evergreen VA
                                            Allocation    Allocation      Growth      International    Balanced
                                             Portfolio     Portfolio     Portfolio   Value Portfolio     Fund
                                           ------------- ------------- ------------- --------------- ------------
INVESTMENT INCOME
  Dividend income.........................  $   726,511   $   55,791    $   43,065     $   128,822     $   676
                                            -----------   ----------    ----------     -----------     -------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      864,983       98,041        97,032         120,588         271
                                            -----------   ----------    ----------     -----------     -------

NET INVESTMENT INCOME (LOSS) .............     (138,472)     (42,250)      (53,967)          8,234         405
                                            -----------   ----------    ----------     -----------     -------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received....    1,706,752      265,307       890,535       1,193,173           0
  Realized gain (loss) on shares
   redeemed...............................    1,788,003      166,527       275,897       1,017,319       1,407
  Net change in unrealized gain (loss) on
   investments............................      219,528       47,741       (90,517)     (1,136,947)     (1,290)
                                            -----------   ----------    ----------     -----------     -------

NET GAIN (LOSS) ON
   INVESTMENTS............................    3,714,283      479,575     1,075,915       1,073,545         117
                                            -----------   ----------    ----------     -----------     -------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $ 3,575,811   $  437,325    $1,021,948     $ 1,081,779     $   522
                                            ===========   ==========    ==========     ===========     =======

  The accompanying notes are an integral part of these financial statements.

                                      A7

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------

                                                                       AST                           AST American
Evergreen               Evergreen  Evergreen VA   Evergreen VA  AllianceBernstein   AST American   Century Strategic
VA Growth Evergreen VA VA Special  International  Fundamental    Growth & Income  Century Income &    Allocation
  Fund     Omega Fund  Values Fund  Equity Fund  Large Cap Fund     Portfolio     Growth Portfolio     Portfolio
--------- ------------ ----------- ------------- -------------- ----------------- ---------------- -----------------

 $     5    $393,761    $ 89,163     $315,120       $399,437        $582,914          $907,918        $1,203,689
 -------    --------    --------     --------       --------        --------          --------        ----------
 $     5    $393,761    $ 89,163     $315,120       $399,437        $582,914          $907,918        $1,203,689
 =======    ========    ========     ========       ========        ========          ========        ==========

 $     5    $393,761    $ 89,163     $315,120       $399,437        $582,914          $907,918        $1,203,689
 -------    --------    --------     --------       --------        --------          --------        ----------
 $     5    $393,761    $ 89,163     $315,120       $399,437        $582,914          $907,918        $1,203,689
 =======    ========    ========     ========       ========        ========          ========        ==========

       3     239,734      50,652       16,485         28,333          49,463            79,086           102,517
 =======    ========    ========     ========       ========        ========          ========        ==========

       0      19,867       6,561       18,713         20,664          24,679            58,994            78,519
 $ 14.02    $  19.82    $  13.59     $  16.84       $  19.33        $  23.62          $  15.39        $    15.33

 $     5    $294,119    $ 99,243     $232,717       $327,037        $554,399          $936,615        $1,230,465

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------

                                                                       AST                           AST American
Evergreen               Evergreen  Evergreen VA   Evergreen VA  AllianceBernstein   AST American   Century Strategic
VA Growth Evergreen VA VA Special  International  Fundamental    Growth & Income  Century Income &    Allocation
  Fund     Omega Fund  Values Fund  Equity Fund  Large Cap Fund     Portfolio     Growth Portfolio     Portfolio
--------- ------------ ----------- ------------- -------------- ----------------- ---------------- -----------------

 $     0    $  2,108    $  1,702     $  7,546       $  4,854        $  5,106          $ 17,573        $   14,581
 -------    --------    --------     --------       --------        --------          --------        ----------

      81       6,765       2,653        6,233          7,605           6,830            10,782             5,156
 -------    --------    --------     --------       --------        --------          --------        ----------

     (81)     (4,657)       (951)       1,313         (2,751)         (1,724)            6,791             9,425
 -------    --------    --------     --------       --------        --------          --------        ----------

     928           0      16,999       24,331         34,127          17,034                 0            39,238

   2,180       4,081      11,734       54,925         16,584           6,032             4,665             2,617

  (2,111)     37,105     (39,155)     (41,532)       (20,427)         (9,438)          (65,562)          (36,173)
 -------    --------    --------     --------       --------        --------          --------        ----------

     997      41,186     (10,422)      37,724         30,284          13,628           (60,897)            5,682
 -------    --------    --------     --------       --------        --------          --------        ----------

 $   916    $ 36,529    $(11,373)    $ 39,037       $ 27,533        $ 11,904          $(54,106)       $   15,107
 =======    ========    ========     ========       ========        ========          ========        ==========

  The accompanying notes are an integral part of these financial statements.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                                           AST UBS                   AST Neuberger AST DeAm
                                            AST Cohen &    Dynamic      AST DeAm     Berman Small- Small-Cap
                                           Steers Realty    Alpha       Large-Cap     Cap Growth     Value
                                             Portfolio    Portfolio  Value Portfolio   Portfolio   Portfolio
                                           ------------- ----------  --------------- ------------- ---------
ASSETS
  Investment in the portfolios, at value..  $  950,935   $2,568,662     $749,008       $197,011    $ 420,373
                                            ----------   ----------     --------       --------    ---------
  Net Assets..............................  $  950,935   $2,568,662     $749,008       $197,011    $ 420,373
                                            ==========   ==========     ========       ========    =========

NET ASSETS, representing:
  Accumulation units......................  $  950,935   $2,568,662     $749,008       $197,011    $ 420,373
                                            ----------   ----------     --------       --------    ---------
                                            $  950,935   $2,568,662     $749,008       $197,011    $ 420,373
                                            ==========   ==========     ========       ========    =========

  Units outstanding.......................      84,526      226,933       64,864         16,611       47,159
                                            ==========   ==========     ========       ========    =========

  Portfolio shares held...................      78,460      186,540       59,634         18,378       46,195
  Portfolio net asset value per share.....  $    12.12   $    13.77     $  12.56       $  10.72    $    9.10
  Investment in portfolio shares, at
   cost...................................  $1,351,023   $2,618,424     $788,109       $172,774    $ 533,379

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                      SUBACCOUNTS
                                           -----------------------------------------------------------------
                                                           AST UBS                   AST Neuberger AST DeAm
                                            AST Cohen &    Dynamic      AST DeAm     Berman Small- Small-Cap
                                           Steers Realty    Alpha       Large-Cap     Cap Growth     Value
                                             Portfolio    Portfolio  Value Portfolio   Portfolio   Portfolio
                                           ------------- ----------  --------------- ------------- ---------
INVESTMENT INCOME
  Dividend income.........................  $   43,737   $   15,678     $  8,638       $      0    $   4,153
                                            ----------   ----------     --------       --------    ---------
EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............      16,960       11,100       10,974          2,039        4,222
                                            ----------   ----------     --------       --------    ---------

NET INVESTMENT INCOME (LOSS)..............      26,777        4,578       (2,336)        (2,039)         (69)
                                            ----------   ----------     --------       --------    ---------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....     211,614            0       54,987              0       64,312
  Realized gain (loss) on shares
   redeemed...............................       9,802       (2,563)       7,409          1,223        2,642
  Net change in unrealized gain (loss) on
   investments............................    (508,334)     (53,837)     (70,760)        18,289     (128,499)
                                            ----------   ----------     --------       --------    ---------

NET GAIN (LOSS) ON
   INVESTMENTS............................    (286,918)     (56,400)      (8,364)        19,512      (61,545)
                                            ----------   ----------     --------       --------    ---------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................  $ (260,141)  $  (51,822)    $(10,700)      $ 17,473    $ (61,614)
                                            ==========   ==========     ========       ========    =========

  The accompanying notes are an integral part of these financial statements.

                                      A9

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                AST Federated                               AST Goldman                                   AST Lord
                 Aggressive   AST Mid-Cap                      Sachs         AST Goldman    AST Large-  Abbett Bond-
   AST High        Growth        Value     AST Small-Cap    Concentrated    Sachs Mid-Cap   Cap Value    Debenture
Yield Portfolio   Portfolio    Portfolio  Value Portfolio Growth Portfolio Growth Portfolio Portfolio    Portfolio
--------------- ------------- ----------- --------------- ---------------- ---------------- ----------  ------------

  $1,579,011      $824,677     $565,514      $ 757,668       $1,339,269        $964,525     $1,670,082   $1,839,331
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------
  $1,579,011      $824,677     $565,514      $ 757,668       $1,339,269        $964,525     $1,670,082   $1,839,331
  ==========      ========     ========      =========       ==========        ========     ==========   ==========

  $1,579,011      $824,677     $565,514      $ 757,668       $1,339,269        $964,525     $1,670,082   $1,839,331
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------
  $1,579,011      $824,677     $565,514      $ 757,668       $1,339,269        $964,525     $1,670,082   $1,839,331
  ==========      ========     ========      =========       ==========        ========     ==========   ==========

     147,027        66,871       50,600         73,351          108,342          78,299        152,773      164,109
  ==========      ========     ========      =========       ==========        ========     ==========   ==========

     203,743        71,401       46,892         53,697           48,071         164,595         88,976      158,700
  $     7.75      $  11.55     $  12.06      $   14.11       $    27.86        $   5.86     $    18.77   $    11.59

  $1,675,517      $781,874     $580,062      $ 879,281       $1,235,762        $828,844     $1,716,545   $1,848,283

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
                AST Federated                               AST Goldman                                   AST Lord
                 Aggressive   AST Mid-Cap                      Sachs         AST Goldman    AST Large-  Abbett Bond-
   AST High        Growth        Value     AST Small-Cap    Concentrated    Sachs Mid-Cap   Cap Value    Debenture
Yield Portfolio   Portfolio    Portfolio  Value Portfolio Growth Portfolio Growth Portfolio Portfolio    Portfolio
--------------- ------------- ----------- --------------- ---------------- ---------------- ----------  ------------

  $  161,882      $      0     $  1,976      $   7,871       $        0        $      0     $   20,300   $  110,246
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------

      24,476        12,017        7,869         10,858           13,851          11,767         23,672       23,859
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------

     137,406       (12,017)      (5,893)        (2,987)         (13,851)        (11,767)        (3,372)      86,387
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------

           0        77,973       14,955         87,369                0               0         46,956       37,466

       2,498        16,114        3,779          4,511            9,638          22,488         25,030        6,106

    (133,757)      (22,614)     (17,837)      (154,523)          68,599          93,210       (160,859)     (45,980)
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------

    (131,259)       71,473          897        (62,643)          78,237         115,698        (88,873)     (32,408)
  ----------      --------     --------      ---------       ----------        --------     ----------   ----------

  $    6,147      $ 59,456     $ (4,996)     $ (65,630)      $   64,386        $103,931     $  (92,245)  $   53,979
  ==========      ========     ========      =========       ==========        ========     ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                            SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                                                                              AST PIMCO
                                            AST Marsico                     AST Neuberger    AST Neuberger     Limited
                                           Capital Growth     AST MFS       Berman Mid-Cap  Berman Mid-Cap  Maturity Bond
                                             Portfolio    Growth Portfolio Growth Portfolio Value Portfolio   Portfolio
                                           -------------- ---------------- ---------------- --------------- -------------
ASSETS
  Investment in the portfolios, at value..   $2,073,972       $227,992        $1,180,305      $1,453,784     $1,593,695
                                             ----------       --------        ----------      ----------     ----------
  Net Assets..............................   $2,073,972       $227,992        $1,180,305      $1,453,784     $1,593,695
                                             ==========       ========        ==========      ==========     ==========

NET ASSETS, representing:
  Accumulation units......................   $2,073,972       $227,992        $1,180,305      $1,453,784     $1,593,695
                                             ----------       --------        ----------      ----------     ----------
                                             $2,073,972       $227,992        $1,180,305      $1,453,784     $1,593,695
                                             ==========       ========        ==========      ==========     ==========

  Units outstanding.......................      167,731         18,110            83,959         129,143        147,781
                                             ==========       ========        ==========      ==========     ==========
  Portfolio shares held...................       88,367         21,032            52,435          86,125        140,290
  Portfolio net asset value per share.....   $    23.47       $  10.84        $    22.51      $    16.88     $    11.36
  Investment in portfolio shares, at
   cost...................................   $1,754,115       $187,825        $  985,392      $1,633,460     $1,562,267

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                            SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                                                                              AST PIMCO
                                            AST Marsico                     AST Neuberger    AST Neuberger     Limited
                                           Capital Growth     AST MFS       Berman Mid-Cap  Berman Mid-Cap  Maturity Bond
                                             Portfolio    Growth Portfolio Growth Portfolio Value Portfolio   Portfolio
                                           -------------- ---------------- ---------------- --------------- -------------
INVESTMENT INCOME
  Dividend income.........................   $    3,548       $     69        $        0      $   11,206     $   77,107
                                             ----------       --------        ----------      ----------     ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       27,229          3,396            16,910          22,032         23,116
                                             ----------       --------        ----------      ----------     ----------

NET INVESTMENT INCOME (LOSS)..............      (23,681)        (3,327)          (16,910)        (10,826)        53,991
                                             ----------       --------        ----------      ----------     ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....            0              0                 0         208,733              0
  Realized gain (loss) on shares
   redeemed...............................       19,919          5,745            61,968          15,204          4,921
  Net change in unrealized gain (loss) on
   investments............................      215,492         24,983           136,847        (208,434)        17,078
                                             ----------       --------        ----------      ----------     ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................      235,411         30,728           198,815          15,503         21,999
                                             ----------       --------        ----------      ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $  211,730       $ 27,401        $  181,905      $    4,677     $   75,990
                                             ==========       ========        ==========      ==========     ==========

  The accompanying notes are an integral part of these financial statements.

                                      A11

                                                   SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------
                            AST         AST T. Rowe  AST T. Rowe               AST JPMorgan                    AST Aggressive
        AST          AllianceBernstein Price Natural Price Asset    AST MFS    International    AST T. Rowe        Asset
 AllianceBernstein   Managed Index 500   Resources   Allocation  Global Equity    Equity     Price Global Bond   Allocation
Core Value Portfolio     Portfolio       Portfolio    Portfolio    Portfolio     Portfolio       Portfolio       Portfolio
-------------------- ----------------- ------------- ----------- ------------- ------------- ----------------- --------------

     $  911,332          $931,004       $5,662,236   $7,243,585    $652,963     $1,283,891       $996,275        $3,816,186
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------
     $  911,332          $931,004       $5,662,236   $7,243,585    $652,963     $1,283,891       $996,275        $3,816,186
     ==========          ========       ==========   ==========    ========     ==========       ========        ==========

     $  911,332          $931,004       $5,662,236   $7,243,585    $652,963     $1,283,891       $996,275        $3,816,186
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------
     $  911,332          $931,004       $5,662,236   $7,243,585    $652,963     $1,283,891       $996,275        $3,816,186
     ==========          ========       ==========   ==========    ========     ==========       ========        ==========

         81,475            85,392          329,697      621,207      50,526        101,346         91,944           321,095
     ==========          ========       ==========   ==========    ========     ==========       ========        ==========
         72,501            67,956          145,784      401,307      47,282         48,854         80,605           302,872
     $    12.57          $  13.70       $    38.84   $    18.05    $  13.81     $    26.28       $  12.36        $    12.60

     $1,032,923          $926,368       $4,519,166   $7,394,313    $669,910     $1,145,188       $932,019        $3,421,692

                                                   SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------
                            AST         AST T. Rowe  AST T. Rowe               AST JPMorgan                    AST Aggressive
        AST          AllianceBernstein Price Natural Price Asset    AST MFS    International    AST T. Rowe        Asset
 AllianceBernstein   Managed Index 500   Resources   Allocation  Global Equity    Equity     Price Global Bond   Allocation
Core Value Portfolio     Portfolio       Portfolio    Portfolio    Portfolio     Portfolio       Portfolio       Portfolio
-------------------- ----------------- ------------- ----------- ------------- ------------- ----------------- --------------

     $   14,364          $ 14,369       $   25,519   $   50,610    $ 13,869     $   19,043       $ 24,164        $    5,049
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------

          8,700            12,386           62,024       42,925       8,309         17,120         13,166            51,538
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------

          5,664             1,983          (36,505)       7,685       5,560          1,923         10,998           (46,489)
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------

         45,023                 0          273,552      146,945      70,057              0              0            20,419

          2,604             2,876           89,788        2,272       6,124         29,497          4,944            59,014

       (137,101)          (12,731)         887,573     (160,810)    (48,861)        35,583         52,135           206,431
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------

        (89,474)           (9,855)       1,250,913      (11,593)     27,320         65,080         57,079           285,864
     ----------          --------       ----------   ----------    --------     ----------       --------        ----------

     $  (83,810)         $ (7,872)      $1,214,408   $   (3,908)   $ 32,880     $   67,003       $ 68,077        $  239,375
     ==========          ========       ==========   ==========    ========     ==========       ========        ==========

  The accompanying notes are an integral part of these financial statements.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------
                                           AST Capital  AST Balanced                                    AST First Trust
                                           Growth Asset    Asset      AST Conservative AST Preservation    Balanced
                                            Allocation   Allocation   Asset Allocation Asset Allocation     Target
                                            Portfolio    Portfolio       Portfolio        Portfolio        Portfolio
                                           ------------ ------------  ---------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at value.. $84,864,060  $116,304,013    $58,098,557       $9,942,114      $11,118,824
                                           -----------  ------------    -----------       ----------      -----------
  Net Assets.............................. $84,864,060  $116,304,013    $58,098,557       $9,942,114      $11,118,824
                                           ===========  ============    ===========       ==========      ===========

NET ASSETS, representing:
  Accumulation units...................... $84,864,060  $116,304,013    $58,098,557       $9,942,114      $11,118,824
                                           -----------  ------------    -----------       ----------      -----------
                                           $84,864,060  $116,304,013    $58,098,557       $9,942,114      $11,118,824
                                           ===========  ============    ===========       ==========      ===========

  Units outstanding.......................   7,140,808     9,980,417      5,008,656          881,629          993,231
                                           ===========  ============    ===========       ==========      ===========

  Portfolio shares held...................   6,821,870     9,548,770      4,817,459          843,983          959,346
  Portfolio net asset value per share..... $     12.44  $      12.18    $     12.06       $    11.78      $     11.59
  Investment in portfolio shares, at
   cost................................... $77,328,512  $106,437,032    $54,570,173       $9,278,345      $10,559,169

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------
                                           AST Capital  AST Balanced                                    AST First Trust
                                           Growth Asset    Asset      AST Conservative AST Preservation    Balanced
                                            Allocation   Allocation   Asset Allocation Asset Allocation     Target
                                            Portfolio    Portfolio       Portfolio        Portfolio        Portfolio
                                           ------------ ------------  ---------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income......................... $   147,173  $    330,853    $   140,118       $   20,794      $    37,717
                                           -----------  ------------    -----------       ----------      -----------

EXPENSES..................................
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............   1,346,981     1,830,486        713,985          131,079          144,510
                                           -----------  ------------    -----------       ----------      -----------

NET INVESTMENT INCOME (LOSS)..............  (1,199,808)   (1,499,633)      (573,867)        (110,285)        (106,793)
                                           -----------  ------------    -----------       ----------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....     229,873       322,068        122,493                0            3,313
  Realized gain (loss) on shares
   redeemed...............................     844,186       957,569        335,743           96,760           64,301
  Net change in unrealized gain (loss) on
   investments............................   4,353,244     5,828,984      2,129,591          439,663          361,832
                                           -----------  ------------    -----------       ----------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................   5,427,303     7,108,621      2,587,827          536,423          429,446
                                           -----------  ------------    -----------       ----------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 4,227,495  $  5,608,988    $ 2,013,960       $  426,138      $   322,653
                                           ===========  ============    ===========       ==========      ===========

  The accompanying notes are an integral part of these financial statements.

                                      A13

                                                 SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
AST First Trust                                                                   AST Pimco        AST           AST
    Capital      AST Advanced   AST T. Rowe                                      Total Return International International
  Appreciation    Strategies  Price Large-Cap     AST Money      AST Small-Cap       Bond         Value        Growth
Target Portfolio  Portfolio   Growth Portfolio Market Portfolio Growth Portfolio  Portfolio     Portfolio     Portfolio
---------------- ------------ ---------------- ---------------- ---------------- ------------ ------------- -------------
  $11,129,932    $14,536,861      $445,479        $1,283,861        $114,456      $2,077,746   $1,151,959     $749,447
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------
  $11,129,932    $14,536,861      $445,479        $1,283,861        $114,456      $2,077,746   $1,151,959     $749,447
  ===========    ===========      ========        ==========        ========      ==========   ==========     ========

  $11,129,932    $14,536,861      $445,479        $1,283,861        $114,456      $2,077,746   $1,151,959     $749,447
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------
  $11,129,932    $14,536,861      $445,479        $1,283,861        $114,456      $2,077,746   $1,151,959     $749,447
  ===========    ===========      ========        ==========        ========      ==========   ==========     ========

      978,578      1,279,902        39,906           121,631          10,957         189,211       91,335       60,295
  ===========    ===========      ========        ==========        ========      ==========   ==========     ========

      943,215      1,236,128        37,945         1,283,861           6,643         171,715       52,386       41,043
  $     11.80    $     11.76      $  11.74        $     1.00        $  17.23      $    12.10   $    21.99     $  18.26

  $10,525,689    $13,664,374      $413,507        $1,283,861        $110,419      $1,982,999   $1,076,661     $685,257

                                                 SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
AST First Trust                                                                   AST Pimco        AST           AST
    Capital      AST Advanced   AST T. Rowe                                      Total Return International International
  Appreciation    Strategies  Price Large-Cap     AST Money      AST Small-Cap       Bond         Value        Growth
Target Portfolio  Portfolio   Growth Portfolio Market Portfolio Growth Portfolio  Portfolio     Portfolio     Portfolio
---------------- ------------ ---------------- ---------------- ---------------- ------------ ------------- -------------
  $    18,914    $    47,888      $    548        $   38,074        $      0      $   46,076   $   10,400     $  2,991
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------

      134,725        197,586         6,032            13,247           1,360          24,754        9,993        9,279
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------

     (115,811)      (149,698)       (5,484)           24,827          (1,360)         21,322          407       (6,288)
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------

        6,945         16,166             0                 0               0               0            0       49,507

      236,878        140,408         5,389                 0             252           1,436        5,857        9,111

      372,319        598,589        19,411                 0           2,283          89,151       55,260       37,126
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------


      616,142        755,163        24,800                 0           2,535          90,587       61,117       95,744
  -----------    -----------      --------        ----------        --------      ----------   ----------     --------

  $   500,331    $   605,465      $ 19,316        $   24,827        $  1,175      $  111,909   $   61,524     $ 89,456
  ===========    ===========      ========        ==========        ========      ==========   ==========     ========

  The accompanying notes are an integral part of these financial statements.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                        SUBACCOUNTS
                                                 ------------------------
                                                               AST Western
                                                 Gartmore NVIT Asset Core
                                                  Developing    Plus Bond
                                                 Markets Fund   Portfolio
                                                 ------------- -----------
      ASSETS
        Investment in the portfolios, at value..  $5,202,908     $31,295
                                                  ----------     -------
        Net Assets..............................  $5,202,908     $31,295
                                                  ==========     =======

      NET ASSETS, representing:
        Accumulation units......................  $5,202,908     $31,295
                                                  ----------     -------
                                                  $5,202,908     $31,295
                                                  ==========     =======

        Units outstanding.......................     229,973       3,136
                                                  ==========     =======

        Portfolio shares held...................     269,023       3,129
        Portfolio net asset value per share.....  $    19.34     $ 10.00
        Investment in portfolio shares, at
         cost...................................  $4,722,132     $31,107

      STATEMENT OF OPERATIONS
      For the period ended December 31, 2007
                                                        SUBACCOUNTS
                                                 ------------------------
                                                               AST Western
                                                 Gartmore NVIT Asset Core
                                                  Developing    Plus Bond
                                                 Markets Fund   Portfolio
                                                 ------------- -----------
      INVESTMENT INCOME
        Dividend income.........................  $    5,849     $     0
                                                  ----------     -------

      EXPENSES
        Charges to contract owners for
         assuming mortality risk and expense
         risk and for administration............      29,127          18
                                                  ----------     -------

      NET INVESTMENT INCOME (LOSS)..............     (23,278)        (18)
                                                  ----------     -------

      NET REALIZED AND UNREALIZED
         GAIN (LOSS) ON INVESTMENTS
        Capital gains distributions received....     137,792           0
        Realized gain (loss) on shares
         redeemed...............................      21,317           0
        Net change in unrealized gain (loss) on
         investments............................     386,950         188
                                                  ----------     -------

      NET GAIN (LOSS) ON
         INVESTMENTS............................     546,059         188
                                                  ----------     -------

      NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS.............................  $  522,781     $   170
                                                  ==========     =======

  The accompanying notes are an integral part of these financial statements.

                                      A15

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                   Prudential Money Market   Prudential Diversified Bond
                                          Portfolio                  Portfolio           Prudential Equity Portfolio
                                  -------------------------  --------------------------  --------------------------
                                   01/01/2007    01/01/2006   01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to            to           to            to            to            to
                                   12/31/2007    12/31/2006   12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  ------------  -----------  -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $    818,619  $   660,046  $ 1,366,273   $ 1,448,222   $  (173,398)  $  (145,921)
  Capital gains distributions
   received......................            0            0            0       403,433        26,616             0
  Realized gain (loss) on shares
   redeemed......................            0            0     (101,780)     (253,409)      365,152      (567,745)
  Net change in unrealized gain
   (loss) on investments.........            0            0      294,233      (231,858)    2,930,102     4,991,186
                                  ------------  -----------  -----------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................      818,619      660,046    1,558,726     1,366,388     3,148,472     4,277,520
                                  ------------  -----------  -----------   -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................       22,845      173,462       59,662       156,646       206,377       807,751
  Surrenders, withdrawals and
   death benefits................   (8,104,278)  (4,928,984)  (5,363,167)   (7,041,598)   (5,125,456)   (4,793,754)
  Net transfers between other
   subaccounts or fixed rate
   option........................    7,392,108    7,478,164      645,110      (499,197)     (797,273)     (556,283)
  Withdrawal and other
   charges.......................       (9,675)      (8,314)     (15,155)      (17,836)      (26,329)      (27,690)
                                  ------------  -----------  -----------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................     (699,000)   2,714,328   (4,673,550)   (7,401,985)   (5,742,681)   (4,569,976)
                                  ------------  -----------  -----------   -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................      119,619    3,374,374   (3,114,824)   (6,035,597)   (2,594,209)     (292,456)

NET ASSETS.......................
  Beginning of period............   21,912,131   18,537,757   39,488,351    45,523,948    42,041,578    42,334,034
                                  ------------  -----------  -----------   -----------   -----------   -----------
  End of period.................. $ 22,031,750  $21,912,131  $36,373,527   $39,488,351   $39,447,369   $42,041,578
                                  ============  ===========  ===========   ===========   ===========   ===========

  Beginning units................   18,744,479   16,041,468   24,018,773    28,661,454    21,283,305    23,618,562
                                  ------------  -----------  -----------   -----------   -----------   -----------
  Units issued...................   31,178,007   11,180,114      843,162       994,568       363,769       931,782
  Units redeemed.................  (31,756,497)  (8,477,103)  (3,647,719)   (5,637,249)   (3,065,642)   (3,267,039)
                                  ------------  -----------  -----------   -----------   -----------   -----------
  Ending units...................   18,165,989   18,744,479   21,214,216    24,018,773    18,581,432    21,283,305
                                  ============  ===========  ===========   ===========   ===========   ===========


  The accompanying notes are an integral part of these financial statements.

                                      A17

                                        SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
                           Prudential High Yield Bond  Prudential Stock Index
Prudential Value Portfolio         Portfolio                  Portfolio         Prudential Global Portfolio
-------------------------  ------------------------   ------------------------  --------------------------
 01/01/2007    01/01/2006   01/01/2007    01/01/2006   01/01/2007   01/01/2006   01/01/2007    01/01/2006
     to            to           to            to           to           to           to            to
 12/31/2007    12/31/2006   12/31/2007    12/31/2006   12/31/2007   12/31/2006   12/31/2007    12/31/2006
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------

$   (100,157) $    25,007  $ 1,134,146   $ 1,377,958  $    29,256  $    82,825  $   (55,599)  $   (94,744)

   4,932,270    1,648,375            0             0            0      150,913            0             0

   2,853,632      975,796     (594,543)     (842,159)   1,111,400     (138,518)     675,517        74,549

  (6,727,242)   5,448,081     (284,052)    1,266,613      899,918    6,913,322      507,545     2,001,674
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------

     958,503    8,097,259      255,551     1,802,412    2,040,574    7,008,542    1,127,463     1,981,479
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------


   2,008,648    3,452,121       63,406        67,213      268,201      777,655      118,349       287,368

  (7,191,003)  (5,269,743)  (3,126,255)   (3,665,231)  (8,801,393)  (6,199,138)  (1,301,367)   (1,006,672)

  (5,913,587)     191,751      402,044      (184,490)  (1,156,134)    (887,263)  (1,092,649)      142,217

     (45,266)     (38,736)      (8,620)      (10,171)     (35,749)     (37,153)      (9,801)       (9,611)
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------

 (11,141,208)  (1,664,607)  (2,669,425)   (3,792,679)  (9,725,075)  (6,345,899)  (2,285,468)     (586,698)
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------

 (10,182,705)   6,432,652   (2,413,874)   (1,990,267)  (7,684,501)     662,643   (1,158,005)    1,394,781

  51,889,768   45,457,116   20,980,729    22,970,996   55,271,950   54,609,307   12,725,495    11,330,714
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------
$ 41,707,063  $51,889,768  $18,566,855   $20,980,729  $47,587,449  $55,271,950  $11,567,490   $12,725,495
============  ===========  ===========   ===========  ===========  ===========  ===========   ===========

  20,495,873   20,451,192   12,641,097    15,050,813   29,656,967   32,972,150    6,859,580     7,149,745
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------
   1,497,645    3,015,825      521,081       477,075      654,053    1,402,293      237,681       597,480
  (6,192,681)  (2,971,144)  (2,106,109)   (2,886,791)  (5,405,752)  (4,717,476)  (1,486,582)     (887,645)
------------  -----------  -----------   -----------  -----------  -----------  -----------   -----------
  15,800,837   20,495,873   11,056,069    12,641,097   24,905,268   29,656,967    5,610,679     6,859,580
============  ===========  ===========   ===========  ===========  ===========  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  ----------------------------------------------------------------------------------------
                                                                Prudential Small Capitalization T. Rowe Price International
                                  Prudential Jennison Portfolio      Stock Portfolio                Stock Portfolio
                                  ----------------------------  ------------------------------  --------------------------
                                   01/01/2007     01/01/2006     01/01/2007      01/01/2006     01/01/2007    01/01/2006
                                       to             to             to              to             to            to
                                   12/31/2007     12/31/2006     12/31/2007      12/31/2006     12/31/2007    12/31/2006
                                   -----------    -----------    -----------     -----------    ----------    ----------
OPERATIONS
  Net investment income
   (loss)........................ $  (498,256)   $  (529,744)   $   (81,063)    $   (88,851)    $     (922)   $   (9,181)
  Capital gains distributions
   received......................           0              0        594,010         511,730        432,823        12,499
  Realized gain (loss) on shares
   redeemed......................    (367,174)    (1,309,568)       714,532         613,797        192,600       143,642
  Net change in unrealized gain
   (loss) on investments.........   5,180,495      1,774,824     (1,302,198)        272,233       (204,805)      450,720
                                   -----------    -----------    -----------     -----------     ----------    ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   4,315,065        (64,488)       (74,719)      1,308,909        419,696       597,680
                                   -----------    -----------    -----------     -----------     ----------    ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     135,614        803,581         26,629          16,771          8,830        74,281
  Surrenders, withdrawals and
   death benefits................  (5,923,474)    (6,160,871)    (1,723,359)     (1,798,631)      (461,339)     (632,972)
  Net transfers between other
   subaccounts or fixed rate
   option........................  (1,567,524)    (1,132,815)      (283,079)       (113,357)        58,094       143,304
  Withdrawal and other
   charges.......................     (29,644)       (32,899)        (3,707)         (4,529)        (1,206)       (1,406)
                                   -----------    -----------    -----------     -----------     ----------    ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (7,385,028)    (6,523,004)    (1,983,516)     (1,899,746)      (395,621)     (416,793)
                                   -----------    -----------    -----------     -----------     ----------    ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (3,069,963)    (6,587,492)    (2,058,235)       (590,837)        24,075       180,887

NET ASSETS
  Beginning of period............  44,625,308     51,212,800     10,200,198      10,791,035      3,864,477     3,683,590
                                   -----------    -----------    -----------     -----------     ----------    ----------
  End of period.................. $41,555,345    $44,625,308    $ 8,141,963     $10,200,198     $3,888,552    $3,864,477
                                   ===========    ===========    ===========     ===========     ==========    ==========

  Beginning units................  25,857,761     29,303,323      3,849,714       4,605,545      2,507,440     2,806,669
                                   -----------    -----------    -----------     -----------     ----------    ----------
  Units issued...................     679,450      1,698,812        130,974         228,288        200,976       311,353
  Units redeemed.................  (4,412,463)    (5,144,374)      (845,661)       (984,119)      (447,184)     (610,582)
                                   -----------    -----------    -----------     -----------     ----------    ----------
  Ending units...................  22,124,748     25,857,761      3,135,027       3,849,714      2,261,232     2,507,440
                                   ===========    ===========    ===========     ===========     ==========    ==========

  The accompanying notes are an integral part of these financial statements.

                                      A19

                                        SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Premier VIT OpCap Managed Premier VIT OpCap Small Cap
        Portfolio                   Portfolio                 Portfolio           AIM V.I. Core Equity Fund
--------------------------  ------------------------  --------------------------  ------------------------
 01/01/2007    01/01/2006    01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007   01/01/2006
     to            to            to           to           to            to            to           to
 12/31/2007    12/31/2006    12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007   12/31/2006
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------

$    37,108   $    23,876   $   107,124  $    59,584  $  (122,580)  $  (127,924)  $   (71,118) $  (113,530)

    762,405       395,626     1,012,057    1,645,719    1,949,231       536,411             0            0

    724,962       559,582        (2,607)     (78,602)     266,177       439,471       679,891      110,045

 (1,201,537)    1,336,895      (869,862)    (471,016)  (2,101,605)    1,023,431       680,218    2,020,852
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------

    322,938     2,315,979       246,712    1,155,685       (8,777)    1,871,389     1,288,991    2,017,367
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------

       (365)       26,795       (87,615)      31,400        9,865         5,683        18,923       38,102

 (2,058,934)   (2,485,202)   (1,805,126)  (2,495,218)    (959,153)   (1,646,622)   (3,468,601)  (2,381,496)

   (626,159)      (86,691)      (60,713)     (66,682)    (439,720)     (244,080)     (608,973)  12,382,001

     (5,052)       (5,860)       (5,798)      (6,848)      (2,547)       (3,198)       (8,493)      (7,772)
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------

 (2,690,510)   (2,550,958)   (1,959,252)  (2,537,348)  (1,391,555)   (1,888,217)   (4,067,144)  10,030,835
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------

 (2,367,572)     (234,979)   (1,712,540)  (1,381,663)  (1,400,332)      (16,828)   (2,778,153)  12,048,202

 14,667,705    14,902,684    14,366,728   15,748,391    9,188,774     9,205,602    20,015,113    7,966,911
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------
$12,300,133   $14,667,705   $12,654,188  $14,366,728  $ 7,788,442   $ 9,188,774   $17,236,960  $20,015,113
===========   ===========   ===========  ===========  ===========   ===========   ===========  ===========

  6,259,912     7,461,455     8,462,947   10,029,885    3,602,517     4,416,125    11,153,303    5,087,410
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------
    233,780       336,951       106,617      273,843      109,265       127,778       176,101    7,887,854
 (1,337,861)   (1,538,494)   (1,232,727)  (1,840,781)    (633,410)     (941,386)   (2,325,439)  (1,821,961)
-----------   -----------   -----------  -----------  -----------   -----------   -----------  -----------
  5,155,831     6,259,912     7,336,837    8,462,947    3,078,372     3,602,517     9,003,965   11,153,303
===========   ===========   ===========  ===========  ===========   ===========   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                         Janus Aspen               Janus Aspen
                                      Large Cap Growth        International Growth
                                  Portfolio - Institutional Portfolio - Institutional
                                           Shares                    Shares             MFS Research Series
                                  ------------------------  ------------------------  ----------------------
                                   01/01/2007   01/01/2006   01/01/2007   01/01/2006  01/01/2007  01/01/2006
                                       to           to           to           to          to          to
                                   12/31/2007   12/31/2006   12/31/2007   12/31/2006  12/31/2007  12/31/2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (82,267) $  (108,488) $  (188,452) $   118,242  $  (22,799) $  (31,498)
  Capital gains distributions
   received......................           0            0            0            0           0           0
  Realized gain (loss) on shares
   redeemed......................    (126,227)    (465,575)   3,035,971    1,462,099      88,061     (43,955)
  Net change in unrealized gain
   (loss) on investments.........   1,704,292    1,685,650    2,830,778    6,199,458     325,287     373,277
                                  -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   1,495,798    1,111,587    5,678,297    7,779,799     390,549     297,824
                                  -----------  -----------  -----------  -----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      26,514      144,294       35,870       25,109      (1,273)      7,278
  Surrenders, withdrawals and
   death benefits................  (1,958,168)  (1,377,087)  (3,704,825)  (2,698,669)   (592,435)   (648,316)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (363,317)    (480,727)    (981,908)     (84,699)   (217,585)     33,199
  Withdrawal and other
   charges.......................      (5,572)      (6,464)      (8,312)      (8,886)     (1,391)     (1,681)
                                  -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (2,300,543)  (1,719,984)  (4,659,175)  (2,767,145)   (812,684)   (609,520)
                                  -----------  -----------  -----------  -----------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (804,745)    (608,397)   1,019,122    5,012,654    (422,135)   (311,696)

NET ASSETS
  Beginning of period............  11,888,781   12,497,178   23,446,241   18,433,587   3,562,458   3,874,154
                                  -----------  -----------  -----------  -----------  ----------  ----------
  End of period.................. $11,084,036  $11,888,781  $24,465,363  $23,446,241  $3,140,323  $3,562,458
                                  ===========  ===========  ===========  ===========  ==========  ==========

  Beginning units................   7,544,643    8,703,049    6,793,722    7,749,435   2,229,617   2,641,273
                                  -----------  -----------  -----------  -----------  ----------  ----------
  Units issued...................     277,220      260,662      400,713      675,984      76,867     170,052
  Units redeemed.................  (1,632,317)  (1,419,068)  (1,587,750)  (1,631,697)   (547,160)   (581,708)
                                  -----------  -----------  -----------  -----------  ----------  ----------
  Ending units...................   6,189,546    7,544,643    5,606,685    6,793,722   1,759,324   2,229,617
                                  ===========  ===========  ===========  ===========  ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A21

                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------

                           Credit Suisse Trust Global American Century VP Value  Franklin Small-Mid Cap
MFS Emerging Growth Series        Small Cap                     Fund                Growth Securities
------------------------   -------------------------  -----------------------   ------------------------
 01/01/2007    01/01/2006  01/01/2007    01/01/2006    01/01/2007   01/01/2006   01/01/2007   01/01/2006
     to            to          to            to            to           to           to           to
 12/31/2007    12/31/2006  12/31/2007    12/31/2006    12/31/2007   12/31/2006   12/31/2007   12/31/2006
-----------   -----------  ----------    ----------   -----------   ----------  -----------  -----------

$  (151,247)  $  (155,020) $  (33,934)   $  (37,353)  $    16,084   $    1,181  $   (63,106) $   (70,640)

          0             0           0             0       461,765      499,871      334,830            0

    (67,212)     (410,232)     64,459       (11,400)      256,919      140,841      119,581      (20,822)

  2,143,405     1,249,949    (112,348)      338,698      (979,387)     238,118       57,981      430,793
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------

  1,924,946       684,697     (81,823)      289,945      (244,619)     880,011      449,286      339,331
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------


     42,578        23,282      (6,643)      128,903        52,188        5,787        5,039       10,476

 (1,548,201)   (1,506,400)   (369,511)     (318,758)   (1,097,901)    (795,472)    (651,224)    (894,622)

   (461,840)     (271,561)   (263,914)     (105,800)     (379,640)     (68,437)    (428,763)    (254,873)

     (4,963)       (5,854)       (996)       (1,298)       (1,665)      (2,111)      (1,969)      (2,494)
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------

 (1,972,426)   (1,760,533)   (641,064)     (296,953)   (1,427,018)    (860,233)  (1,076,917)  (1,141,513)
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------

    (47,480)   (1,075,836)   (722,887)       (7,008)   (1,671,637)      19,778     (627,631)    (802,182)

 10,744,766    11,820,602   2,693,838     2,700,846     5,786,147    5,766,369    4,654,129    5,456,311
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------
$10,697,286   $10,744,766  $1,970,951    $2,693,838   $ 4,114,510   $5,786,147  $ 4,026,498  $ 4,654,129
===========   ===========   ==========   ==========   ===========   ==========  ===========  ===========

  7,279,523     8,519,032   1,877,611     2,101,703     2,607,271    3,039,057    2,760,518    3,461,589
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------
    196,578       273,468      75,034       215,537       205,735      121,546      139,655      147,367
 (1,405,181)   (1,512,977)   (502,280)     (439,629)     (831,806)    (553,332)    (723,689)    (848,438)
-----------   -----------   ----------   ----------   -----------   ----------  -----------  -----------
  6,070,920     7,279,523   1,450,365     1,877,611     1,981,200    2,607,271    2,176,484    2,760,518
===========   ===========   ==========   ==========   ===========   ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                                  ----------------------------------------------------------------------------
                                                             Prudential Diversified
                                  Prudential Jennison 20/20    Conservative Growth
                                       Focus Portfolio              Portfolio           Davis Value Portfolio
                                  ------------------------  ------------------------  ------------------------
                                   01/01/2007   01/01/2006   01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                       to           to           to           to           to           to
                                   12/31/2007   12/31/2006   12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $   (58,295) $   (70,346) $   128,772  $   156,454  $   (19,344) $   (39,375)
  Capital gains distributions
   received......................     593,637      449,091      257,291       34,393      205,064            0
  Realized gain (loss) on shares
   redeemed......................     464,407      240,948     (105,197)    (261,729)     372,232      326,559
  Net change in unrealized gain
   (loss) on investments.........    (391,486)     218,027       37,057      487,384     (366,230)     456,139
                                  -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     608,263      837,720      317,923      416,502      191,722      743,323
                                  -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      60,390       43,047          117      103,302       30,299        7,491
  Surrenders, withdrawals and
   death benefits................  (1,280,490)    (996,215)  (1,151,646)  (1,332,725)    (822,631)  (1,131,689)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (162,135)     494,238     (182,694)      56,759     (241,908)     329,726
  Withdrawal and other
   charges.......................      (2,517)      (2,751)      (2,992)      (3,328)      (1,407)      (1,510)
                                  -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (1,384,752)    (461,681)  (1,337,215)  (1,175,992)  (1,035,647)    (795,982)
                                  -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (776,489)     376,039   (1,019,292)    (759,490)    (843,925)     (52,659)

NET ASSETS
  Beginning of period............   7,314,954    6,938,915    7,753,011    8,512,501    5,948,789    6,001,448
                                  -----------  -----------  -----------  -----------  -----------  -----------
  End of period.................. $ 6,538,465  $ 7,314,954  $ 6,733,719  $ 7,753,011  $ 5,104,864  $ 5,948,789
                                  ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units................   4,519,123    4,824,712    5,445,886    6,305,042    4,735,708    5,418,559
                                  -----------  -----------  -----------  -----------  -----------  -----------
  Units issued...................     282,016      797,950      228,812      369,679      222,577      793,250
  Units redeemed.................  (1,096,814)  (1,103,539)  (1,145,944)  (1,228,835)  (1,019,548)  (1,476,101)
                                  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units...................   3,704,325    4,519,123    4,528,754    5,445,886    3,938,737    4,735,708
                                  ===========  ===========  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A23

                                      SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------

   AllianceBernstein    Prudential SP T.Rowe Price Prudential SP Davis Value Prudential SP Small-Cap Value
   Large Cap Growth     Large Cap Growth Portfolio         Portfolio                 Portfolio
----------------------  -------------------------  ------------------------  ----------------------------
01/01/2007  01/01/2006  01/01/2007    01/01/2006    01/01/2007   01/01/2006   01/01/2007     01/01/2006
    to          to          to            to            to           to           to             to
12/31/2007  12/31/2006  12/31/2007    12/31/2006    12/31/2007   12/31/2006   12/31/2007     12/31/2006
----------  ----------  ----------    ----------   -----------  -----------   -----------    -----------

$  (10,980) $  (12,557) $  (43,709)   $  (46,802)  $  (137,329) $  (124,132) $  (206,503)   $  (228,179)

         0           0           0       369,309       560,576      248,246    1,204,559      3,132,208

   (16,385)    (56,971)     73,945        25,774       507,498      177,633      477,992         41,319

   115,984      40,457     175,123      (214,675)     (418,116)   1,682,229   (2,628,497)      (434,338)
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------

    88,619     (29,071)    205,359       133,606       512,629    1,983,976   (1,152,449)     2,511,010
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------

       441          54       8,763       110,804       256,594      792,414    3,083,905      4,865,795

  (150,068)   (169,484)   (187,917)     (147,417)   (1,318,485)    (589,073)  (4,561,547)      (924,900)

    59,672       1,212     (61,952)       49,555      (266,182)     (10,342)  (3,332,513)      (491,440)

      (194)       (252)     (5,228)       (4,771)      (21,965)     (21,573)     (51,045)       (40,189)
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------

   (90,149)   (168,470)   (246,334)        8,171    (1,350,038)     171,426   (4,861,200)     3,409,266
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------

    (1,530)   (197,541)    (40,975)      141,777      (837,409)   2,155,402   (6,013,649)     5,920,276

   814,752   1,012,293   3,146,114     3,004,337    17,073,251   14,917,849   24,763,934     18,843,658
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------
$  813,222  $  814,752  $3,105,139    $3,146,114   $16,235,842  $17,073,251  $18,750,285    $24,763,934
==========  ==========   ==========   ==========   ===========  ===========   ===========    ===========

 1,272,578   1,549,023   2,717,399     2,695,649    11,247,214   11,153,907   14,248,173     12,327,803
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------
   200,760     208,306     102,399       213,056       452,197      948,369    3,682,308      3,660,099
  (339,453)   (484,751)   (309,130)     (191,306)   (1,352,004)    (855,062)  (6,552,551)    (1,739,729)
----------  ----------   ----------   ----------   -----------  -----------   -----------    -----------
 1,133,885   1,272,578   2,510,668     2,717,399    10,347,407   11,247,214   11,377,930     14,248,173
==========  ==========   ==========   ==========   ===========  ===========   ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                  Prudential SP Small Cap Prudential SP PIMCO Total Prudential SP PIMCO High
                                     Growth Portfolio         Return Portfolio           Yield Portfolio
                                  ----------------------  ------------------------  ------------------------
                                  01/01/2007  01/01/2006   01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                      to          to           to           to           to           to
                                  12/31/2007  12/31/2006   12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $  (48,870) $  (44,584) $ 1,095,201  $ 1,134,029  $   885,506  $   937,952
  Capital gains distributions
   received......................    111,032           0            0            0      221,039      139,131
  Realized gain (loss) on shares
   redeemed......................     93,531      36,403      (41,730)    (128,688)     (54,809)         654
  Net change in unrealized gain
   (loss) on investments.........     (8,108)    294,591    1,843,715     (149,656)    (740,382)     161,934
                                  ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    147,585     286,410    2,897,186      855,685      311,354    1,239,671
                                  ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     37,860     113,084      396,101    1,330,056    1,153,172    1,824,048
  Surrenders, withdrawals and
   death benefits................   (182,153)   (124,501)  (5,393,849)  (3,721,566)  (1,933,770)    (858,333)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (58,413)     77,963     (426,480)    (609,751)  (2,379,194)      21,523
  Withdrawal and other
   charges.......................     (5,630)     (5,553)     (52,245)     (55,109)     (30,966)     (27,925)
                                  ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   (208,336)     60,993   (5,476,473)  (3,056,370)  (3,190,758)     959,313
                                  ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (60,751)    347,403   (2,579,287)  (2,200,685)  (2,879,404)   2,198,984

NET ASSETS
  Beginning of period............  3,010,982   2,663,579   41,442,466   43,643,151   17,520,994   15,322,010
                                  ----------  ----------  -----------  -----------  -----------  -----------
  End of period.................. $2,950,231  $3,010,982  $38,863,179  $41,442,466  $14,641,590  $17,520,994
                                  ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units................  2,732,785   2,652,792   34,651,963   37,150,288   12,246,599   11,537,641
                                  ----------  ----------  -----------  -----------  -----------  -----------
  Units issued...................    129,245     350,034    2,306,068    3,112,219    1,156,633    2,053,000
  Units redeemed.................   (302,663)   (270,041)  (6,659,447)  (5,610,544)  (3,384,449)  (1,344,042)
                                  ----------  ----------  -----------  -----------  -----------  -----------
  Ending units...................  2,559,367   2,732,785   30,298,584   34,651,963   10,018,783   12,246,599
                                  ==========  ==========  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A25

                                    SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------
 Janus Aspen Large Cap                                                   Prudential SP Strategic
   Growth Portfolio -    Prudential SP Large Cap Prudential SP AIM Core     Partners Focused
     Service Shares          Value Portfolio        Equity Portfolio        Growth Portfolio
-----------------------  ----------------------  ----------------------  ----------------------
 01/01/2007  01/01/2006  01/01/2007  01/01/2006  01/01/2007  01/01/2006  01/01/2007  01/01/2006
     to          to          to          to          to          to          to          to
 12/31/2007  12/31/2006  12/31/2007  12/31/2006  12/31/2007  12/31/2006  12/31/2007  12/31/2006
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


$   (31,201) $  (31,163) $    1,745  $  (15,931) $   (8,629) $  (10,439) $  (31,137) $  (30,955)

          0           0     390,716     309,341      16,419      88,781      75,601     129,792

    454,579      30,503     221,374     178,932      62,003      17,263      69,706      26,155

   (181,493)    235,271    (875,879)    526,324      34,666     122,679     130,538    (168,793)
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------




    241,885     234,611    (262,044)    998,666     104,459     218,284     244,708     (43,801)
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------




  1,465,596   2,045,698      57,354      39,398      12,432      20,731      21,667     161,343

 (1,489,046)    (24,536)   (557,822)   (499,359)    (98,343)    (40,122)   (142,518)    (91,654)


 (3,192,182)    (80,536)    (72,512)   (318,079)    (82,182)    (22,483)   (150,144)    106,936

    (10,456)     (4,359)     (9,178)     (9,237)     (2,640)     (2,505)     (3,093)     (3,000)
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------





 (3,226,088)  1,936,267    (582,158)   (787,277)   (170,733)    (44,379)   (274,088)    173,625
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



 (2,984,203)  2,170,878    (844,202)    211,389     (66,274)    173,905     (29,380)    129,824


  3,910,292   1,739,414   6,711,328   6,499,939   1,731,517   1,557,612   2,025,018   1,895,194
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$   926,089  $3,910,292  $5,867,126  $6,711,328  $1,665,243  $1,731,517  $1,995,638  $2,025,018
===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

  2,951,759   1,560,801   4,382,437   4,963,360   1,572,573   1,617,861   1,791,173   1,649,479
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  1,017,628   1,823,797     161,843     114,905      38,506      58,754     100,016     325,006
 (3,195,148)   (432,839)   (568,838)   (695,828)   (195,747)   (104,042)   (359,790)   (183,312)
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    774,239   2,951,759   3,975,442   4,382,437   1,415,332   1,572,573   1,531,399   1,791,173
===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                   Prudential SP Mid Cap   SP Prudential U.S. Emerging Prudential SP Conservative
                                      Growth Portfolio         Growth Portfolio        Asset Allocation Portfolio
                                  -----------------------  --------------------------  ------------------------
                                   01/01/2007  01/01/2006   01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to          to           to            to            to            to
                                   12/31/2007  12/31/2006   12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  -----------  ----------  -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $   (89,687) $ (106,247) $  (154,029)  $  (169,152)  $   395,061   $   524,765
  Capital gains distributions
   received......................     538,360           0      927,075       769,260       615,381       424,609
  Realized gain (loss) on shares
   redeemed......................     267,215     124,961      836,119       187,498       540,016       265,612
  Net change in unrealized gain
   (loss) on investments.........     159,518    (264,272)     (38,637)      (33,762)      516,621       648,637
                                  -----------  ----------  -----------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     875,406    (245,558)   1,570,528       753,844     2,067,079     1,863,623
                                  -----------  ----------  -----------   -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     134,867     161,237    1,532,062     2,266,753       644,052       717,924
  Surrenders, withdrawals and
   death benefits................    (646,449)   (383,187)  (2,231,848)     (468,486)   (1,607,098)   (2,224,246)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (236,987)     27,697   (3,362,552)      177,557      (682,675)     (405,910)
  Withdrawal and other
   charges.......................     (11,563)    (11,627)     (23,639)      (18,081)      (52,345)      (49,821)
                                  -----------  ----------  -----------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    (760,132)   (205,880)  (4,085,977)    1,957,743    (1,698,066)   (1,962,053)
                                  -----------  ----------  -----------   -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................     115,274    (451,438)  (2,515,449)    2,711,587       369,013       (98,430)

NET ASSETS
  Beginning of period............   6,527,235   6,978,673   12,331,826     9,620,239    27,839,827    27,938,257
                                  -----------  ----------  -----------   -----------   -----------   -----------
  End of period.................. $ 6,642,509  $6,527,235  $ 9,816,377   $12,331,826   $28,208,840   $27,839,827
                                  ===========  ==========  ===========   ===========   ===========   ===========

  Beginning units................   5,976,851   6,187,578    7,525,015     6,567,046    19,202,922    21,038,883
                                  -----------  ----------  -----------   -----------   -----------   -----------
  Units issued...................     448,828     488,302    1,013,374     2,146,900     1,657,254       977,082
  Units redeemed.................  (1,159,485)   (699,029)  (3,002,758)   (1,188,931)   (2,852,532)   (2,813,043)
                                  -----------  ----------  -----------   -----------   -----------   -----------
  Ending units...................   5,266,194   5,976,851    5,535,631     7,525,015    18,007,644    19,202,922
                                  ===========  ==========  ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A27

                                      SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------
Prudential SP Balanced Asset Prudential SP Growth Asset Prudential SP Aggressive Growth Prudential SP International
  Allocation Portfolio         Allocation Portfolio     Asset Allocation Portfolio         Growth Portfolio
---------------------------  ------------------------   ------------------------------  --------------------------
 01/01/2007     01/01/2006    01/01/2007    01/01/2006  01/01/2007      01/01/2006      01/01/2007    01/01/2006
     to             to            to            to          to              to              to            to
 12/31/2007     12/31/2006    12/31/2007    12/31/2006  12/31/2007      12/31/2006      12/31/2007    12/31/2006
 -----------   -----------   -----------   -----------  ----------      ----------      ----------    ----------

$   388,613    $   657,806   $  (138,472)  $    75,172  $  (42,250)     $   14,841      $  (53,967)   $   13,521

  1,994,951      1,129,833     1,706,752       729,868     265,307         129,488         890,535       384,086

  1,400,755        878,036     1,788,003     1,011,820     166,527          92,929         275,897       124,645

  1,471,071      3,172,823       219,528     3,288,668      47,741         417,961         (90,517)      400,765
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------




  5,255,390      5,838,498     3,575,811     5,105,528     437,325         655,219       1,021,948       923,017
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------

    486,299      3,682,781       309,279     2,059,654     103,186         313,209         160,036       272,075

 (4,852,053)    (3,971,057)   (2,605,816)   (3,850,470)   (221,914)       (196,650)       (420,917)     (231,821)


    710,036     (2,391,120)   (3,438,123)     (287,959)   (307,690)       (106,844)        161,385       262,246

   (137,288)      (132,380)     (104,343)     (105,359)    (15,409)        (11,702)         (8,813)       (8,147)
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------





 (3,793,006)    (2,811,776)   (5,839,003)   (2,184,134)   (441,827)         (1,987)       (108,309)      294,353
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------



  1,462,384      3,026,722    (2,263,192)    2,921,394      (4,502)        653,232         913,639     1,217,370
 70,630,271     67,603,549    50,984,051    48,062,657   5,938,269       5,285,037       5,793,916     4,576,546
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------
$72,092,655    $70,630,271   $48,720,859   $50,984,051  $5,933,767      $5,938,269      $6,707,555    $5,793,916
 ===========   ===========   ===========   ===========    ==========      ==========     ==========    ==========

 42,592,295     45,670,158    25,946,884    28,437,904   3,646,996       3,701,544       3,623,769     3,396,195
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------
  2,055,093      3,191,878     2,226,684     2,549,061      80,806         341,779         663,917       815,298
 (4,473,593)    (6,269,741)   (4,536,305)   (5,040,081)   (346,928)       (396,327)       (722,772)     (587,724)
 -----------   -----------   -----------   -----------    ----------      ----------     ----------    ----------
 40,173,795     42,592,295    23,637,263    25,946,884   3,380,874       3,646,996       3,564,914     3,623,769
 ===========   ===========   ===========   ===========    ==========      ==========     ==========    ==========

  The accompanying notes are an integral part of these financial statements.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                              SUBACCOUNTS
                                  ----------------------------------------------------------------------
                                  Prudential SP International Evergreen VA Balanced  Evergreen VA Growth
                                      Value Portfolio                 Fund                  Fund
                                  --------------------------  --------------------- --------------------
                                   01/01/2007    01/01/2006   01/01/2007 01/01/2006 01/01/2007 01/01/2006
                                       to            to           to         to         to         to
                                   12/31/2007    12/31/2006   12/31/2007 12/31/2006 12/31/2007 12/31/2006
                                   -----------   ----------   ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)........................ $     8,234    $  (13,559)   $    405   $   111    $    (81)  $  (208)
  Capital gains distributions
   received......................   1,193,173        68,576           0         0         928       553
  Realized gain (loss) on shares
   redeemed......................   1,017,319       178,639       1,407        11       2,180        33
  Net change in unrealized gain
   (loss) on investments.........  (1,136,947)    1,207,991      (1,290)    1,028      (2,111)      663
                                   -----------   ----------    --------   -------    --------   -------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   1,081,779     1,441,647         522     1,150         916     1,041
                                   -----------   ----------    --------   -------    --------   -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   1,011,777     1,644,216           0         0           0         0
  Surrenders, withdrawals and
   death benefits................  (1,459,379)     (204,670)          0         0           0         0
  Net transfers between other
   subaccounts or fixed rate
   option........................  (2,001,819)     (151,457)    (16,095)        0     (13,315)        0
  Withdrawal and other
   charges.......................     (14,400)      (10,204)          0         0          (6)       (6)
                                   -----------   ----------    --------   -------    --------   -------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (2,463,821)    1,277,885     (16,095)        0     (13,321)       (6)
                                   -----------   ----------    --------   -------    --------   -------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (1,382,042)    2,719,532     (15,573)    1,150     (12,405)    1,035

NET ASSETS
  Beginning of period............   7,708,583     4,989,051      15,576    14,426      12,410    11,375
                                   -----------   ----------    --------   -------    --------   -------
  End of period.................. $ 6,326,541    $7,708,583    $      3   $15,576    $      5   $12,410
                                   ===========   ==========    ========   =======    ========   =======

  Beginning units................   4,331,926     3,678,155      11,888    11,886       7,210     7,212
                                   -----------   ----------    --------   -------    --------   -------
  Units issued...................     885,079     1,329,344           0         0           0         0
  Units redeemed.................  (2,023,060)     (675,573)    (11,886)        2      (7,207)       (2)
                                   -----------   ----------    --------   -------    --------   -------
  Ending units...................   3,193,945     4,331,926           2    11,888           3     7,210
                                   ===========   ==========    ========   =======    ========   =======

  The accompanying notes are an integral part of these financial statements.

                                      A29

                                SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------
                        Evergreen VA Special  Evergreen VA International Evergreen VA Fundamental
Evergreen VA Omega Fund      Values Fund           Equity Fund              Large Cap Fund
----------------------  --------------------  -------------------------  -----------------------
01/01/2007  01/01/2006  01/01/2007 01/01/2006 01/01/2007    01/01/2006   01/01/2007   01/01/2006
    to          to          to         to         to            to           to           to
12/31/2007  12/31/2006  12/31/2007 12/31/2006 12/31/2007    12/31/2006   12/31/2007   12/31/2006
----------  ----------  ---------- ---------- ----------    ----------   ----------   ----------

 $ (4,657)   $ (7,078)  $    (951)  $ (1,910) $   1,313      $  9,035     $ (2,751)    $ (1,786)

        0           0      16,999     27,239     24,331        22,311       34,127        6,963

    4,081      15,720      11,734      3,914     54,925         8,822       16,584        2,197

   37,105       6,787     (39,155)    11,822    (41,532)       42,271      (20,427)      35,277
 --------    --------   ---------   --------  ---------      --------     --------     --------

   36,529      15,429     (11,373)    41,065     39,037        82,439       27,533       42,651
 --------    --------   ---------   --------  ---------      --------     --------     --------


      (28)          0           0      3,892        (52)            0          (25)           0

   (1,650)    (58,282)    (73,377)    (8,629)   (74,456)      (10,954)      (6,351)      (4,734)

   (4,205)    (37,139)    (71,937)    (5,300)  (118,120)       10,036      (60,906)       3,726

      (11)       (400)        (81)      (324)       (31)         (151)         (41)         (40)
 --------    --------   ---------   --------  ---------      --------     --------     --------

   (5,894)    (95,821)   (145,395)   (10,361)  (192,659)       (1,069)     (67,323)      (1,048)
 --------    --------   ---------   --------  ---------      --------     --------     --------

   30,635     (80,392)   (156,768)    30,704   (153,622)       81,370      (39,790)      41,603

  363,126     443,518     245,931    215,227    468,742       387,372      439,227      397,624
 --------    --------   ---------   --------  ---------      --------     --------     --------
 $393,761    $363,126   $  89,163   $245,931  $ 315,120      $468,742     $399,437     $439,227
 ========    ========   =========   ========  =========      ========     ========     ========

  243,247     309,578     127,352    133,329     27,713        27,738       33,163       33,252
 --------    --------   ---------   --------  ---------      --------     --------     --------
    2,690       9,699       2,905      7,825          1         1,918           12          294
   (6,203)    (76,030)    (79,605)   (13,802)   (11,229)       (1,943)      (4,842)        (383)
 --------    --------   ---------   --------  ---------      --------     --------     --------
  239,734     243,247      50,652    127,352     16,485        27,713       28,333       33,163
 ========    ========   =========   ========  =========      ========     ========     ========

  The accompanying notes are an integral part of these financial statements.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                             SUBACCOUNTS
                                  --------------------------------------------------------------------------------------
                                  AST AllianceBernstein Growth AST American Century Income AST American Century Strategic
                                   & Income Portfolio           & Growth Portfolio          Allocation Portfolio
                                  ---------------------------  --------------------------  -----------------------------
                                  01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007      01/01/2006
                                      to             to            to            to            to              to
                                  12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007      12/31/2006
                                  ----------     ----------    ----------    ----------    ----------      ----------
OPERATIONS
  Net investment income
   (loss)........................  $ (1,724)      $ (1,716)     $  6,791      $   (444)    $    9,425      $  (1,247)
  Capital gains distributions
   received......................    17,034              0             0             0         39,238          1,203
  Realized gain (loss) on shares
   redeemed......................     6,032            597         4,665         1,806          2,617         (4,852)
  Net change in unrealized gain
   (loss) on investments.........    (9,438)        35,114       (65,562)       33,687        (36,173)         8,247
                                   --------       --------      --------      --------       ----------    ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    11,904         33,995       (54,106)       35,049         15,107          3,351
                                   --------       --------      --------      --------       ----------    ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   194,818        187,659       113,080       175,912      1,004,166        244,037
  Surrenders, withdrawals and
   death benefits................   (19,386)        (1,908)      (28,801)       (8,404)        (5,004)             0
  Net transfers between other
   subaccounts or fixed rate
   option........................    57,111          1,661       513,645       (17,938)        57,385       (165,998)
  Withdrawal and other
   charges.......................      (279)            (8)       (1,130)         (832)           (49)           (37)
                                   --------       --------      --------      --------       ----------    ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   232,264        187,404       596,794       148,738      1,056,498         78,002
                                   --------       --------      --------      --------       ----------    ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   244,168        221,399       542,688       183,787      1,071,605         81,353

NET ASSETS
  Beginning of period............   338,746        117,347       365,230       181,443        132,084         50,731
                                   --------       --------      --------      --------       ----------    ---------
  End of period..................  $582,914       $338,746      $907,918      $365,230     $1,203,689      $ 132,084
                                   ========       ========      ========      ========       ==========    =========

  Beginning units................    29,289         11,426        31,831        17,562         11,885          4,911
                                   --------       --------      --------      --------       ----------    ---------
  Units issued...................    25,105         20,466        51,615        18,054        145,295         26,479
  Units redeemed.................    (4,931)        (2,603)       (4,360)       (3,785)       (54,663)       (19,505)
                                   --------       --------      --------      --------       ----------    ---------
  Ending units...................    49,463         29,289        79,086        31,831        102,517         11,885
                                   ========       ========      ========      ========       ==========    =========

  The accompanying notes are an integral part of these financial statements.

                                      A31

                                SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty AST UBS Dynamic Alpha  AST DeAm Large-Cap Value AST Neuberger Berman
      Portfolio                 Portfolio              Portfolio          Small-Cap Growth Portfolio
------------------------  ---------------------  -----------------------  -------------------------
01/01/2007   01/01/2006   01/01/2007  01/01/2006 01/01/2007   01/01/2006  01/01/2007    01/01/2006
    to           to           to          to         to           to          to            to
12/31/2007   12/31/2006   12/31/2007  12/31/2006 12/31/2007   12/31/2006  12/31/2007    12/31/2006
----------   ----------   ----------  ---------- ----------   ----------  ----------    ----------

$  26,777     $ (3,455)   $    4,578   $   206    $ (2,336)    $ (2,131)   $ (2,039)     $(1,101)

  211,614       40,994             0         0      54,987        9,891           0            0

    9,802        5,434        (2,563)       40       7,409         (176)      1,223          564

 (508,334)      95,361       (53,837)    2,821     (70,760)      29,869      18,289        4,988
---------     --------    ----------   -------    --------     --------    --------      -------

 (260,141)     138,334       (51,822)    3,067     (10,700)      37,453      17,473        4,451
---------     --------    ----------   -------    --------     --------    --------      -------

  332,912      171,398     1,677,506         0     203,769      465,563      83,690       20,718

  (18,667)     (10,383)       (1,057)      (99)    (11,949)           0      (1,569)      (3,330)

   65,976      305,920       906,439    11,696     (32,503)      55,230      12,230        7,952

     (957)        (759)          (72)      (53)       (613)        (224)       (103)         (92)
---------     --------    ----------   -------    --------     --------    --------      -------

  379,264      466,176     2,582,816    11,544     158,704      520,569      94,248       25,248
---------     --------    ----------   -------    --------     --------    --------      -------

  119,123      604,510     2,530,994    14,611     148,004      558,022     111,721       29,699

  831,812      227,302        37,668    23,057     601,004       42,982      85,290       55,591
---------     --------    ----------   -------    --------     --------    --------      -------
$ 950,935     $831,812    $2,568,662   $37,668    $749,008     $601,004    $197,011      $85,290
=========     ========    ==========   =======    ========     ========    ========      =======

   52,663       18,909         3,234     2,168      52,041        4,011       8,108        5,390
---------     --------    ----------   -------    --------     --------    --------      -------
   54,171       42,048       271,425     1,080      29,073       49,447      10,738        6,484
  (22,308)      (8,294)      (47,726)      (14)    (16,250)      (1,417)     (2,235)      (3,766)
---------     --------    ----------   -------    --------     --------    --------      -------
   84,526       52,663       226,933     3,234      64,864       52,041      16,611        8,108
=========     ========    ==========   =======    ========     ========    ========      =======

  The accompanying notes are an integral part of these financial statements.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                              SUBACCOUNTS
                                  ---------------------------------------------------------------------

                                   AST DeAm Small-Cap                            AST Federated Aggressive
                                     Value Portfolio    AST High Yield Portfolio   Growth Portfolio
                                  --------------------  ----------------------   -----------------------
                                  01/01/2007 01/01/2006 01/01/2007   01/01/2006  01/01/2007   01/01/2006
                                      to         to         to           to          to           to
                                  12/31/2007 12/31/2006 12/31/2007   12/31/2006  12/31/2007   12/31/2006
                                  ---------- ---------- ----------   ----------  ----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $     (69)  $ (1,971) $  137,406   $   53,209   $(12,017)    $ (7,563)
  Capital gains distributions
   received......................    64,312      8,719           0            0     77,973       11,822
  Realized gain (loss) on shares
   redeemed......................     2,642      1,041       2,498         (875)    16,114        5,629
  Net change in unrealized gain
   (loss) on investments.........  (128,499)    16,012    (133,757)      27,208    (22,614)      42,025
                                  ---------   --------  ----------   ----------   --------     --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   (61,614)    23,801       6,147       79,542     59,456       51,913
                                  ---------   --------  ----------   ----------   --------     --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   206,280     85,074     345,054      355,953    151,282      229,600
  Surrenders, withdrawals and
   death benefits................    (3,853)   (16,058)    (34,783)     (29,279)   (20,276)     (14,971)
  Net transfers between other
   subaccounts or fixed rate
   option........................    63,953     17,880      22,045      113,968    (14,081)      (1,228)
  Withdrawal and other
   charges.......................      (285)      (247)     (2,843)      (2,516)    (1,320)      (1,132)
                                  ---------   --------  ----------   ----------   --------     --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   266,095     86,649     329,473      438,126    115,605      212,269
                                  ---------   --------  ----------   ----------   --------     --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   204,481    110,450     335,620      517,668    175,061      264,182

NET ASSETS
  Beginning of period............   215,892    105,442   1,243,391      725,723    649,616      385,434
                                  ---------   --------  ----------   ----------   --------     --------
  End of period.................. $ 420,373   $215,892  $1,579,011   $1,243,391   $824,677     $649,616
                                  =========   ========  ==========   ==========   ========     ========

  Beginning units................    18,894     10,520     116,443       73,577     55,984       35,160
                                  ---------   --------  ----------   ----------   --------     --------
  Units issued...................    30,909     11,484      51,651       47,815     20,425       28,233
  Units redeemed.................    (2,644)    (3,110)    (21,067)      (4,949)    (9,538)      (7,409)
                                  ---------   --------  ----------   ----------   --------     --------
  Ending units...................    47,159     18,894     147,027      116,443     66,871       55,984
                                  =========   ========  ==========   ==========   ========     ========

  The accompanying notes are an integral part of these financial statements.

                                      A33

                                SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------
                                              AST Goldman Sachs
     AST Mid-Cap          AST Small-Cap          Concentrated        AST Goldman Sachs
   Value Portfolio       Value Portfolio       Growth Portfolio    Mid-Cap Growth Portfolio
--------------------  --------------------  ---------------------  -----------------------
01/01/2007 01/01/2006 01/01/2007 01/01/2006 01/01/2007  01/01/2006 01/01/2007   01/01/2006
    to         to         to         to         to          to         to           to
12/31/2007 12/31/2006 12/31/2007 12/31/2006 12/31/2007  12/31/2006 12/31/2007   12/31/2006
---------- ---------- ---------- ---------- ----------  ---------- ----------   ----------

 $ (5,893)  $ (2,707) $  (2,987)  $ (2,660) $  (13,851)  $ (3,824)  $(11,767)    $ (7,426)

   14,955     28,552     87,369      4,570           0          0          0            0

    3,779       (890)     4,511      2,278       9,638      1,040     22,488        2,148

  (17,837)     1,084   (154,523)    30,675      68,599     27,925     93,210       28,676
 --------   --------  ---------   --------  ----------   --------   --------     --------

   (4,996)    26,039    (65,630)    34,863      64,386     25,141    103,931       23,398
 --------   --------  ---------   --------  ----------   --------   --------     --------

  172,238    112,190    326,755    269,386     330,317    262,465    341,259      135,925

  (16,368)    (6,186)   (18,508)   (10,367)    (11,448)    (1,651)   (17,842)     (27,201)

   82,566     64,511     72,774     75,858     490,351     31,672    (57,445)      36,718

     (937)      (790)      (496)      (167)     (1,113)      (652)    (1,432)      (1,174)
 --------   --------  ---------   --------  ----------   --------   --------     --------

  237,499    169,725    380,525    334,710     808,107    291,834    264,540      144,268
 --------   --------  ---------   --------  ----------   --------   --------     --------

  232,503    195,764    314,895    369,573     872,493    316,975    368,471      167,666

  333,011    137,247    442,773     73,200     466,776    149,801    596,054      428,388
 --------   --------  ---------   --------  ----------   --------   --------     --------
 $565,514   $333,011  $ 757,668   $442,773  $1,339,269   $466,776   $964,525     $596,054
 ========   ========  =========   ========  ==========   ========   ========     ========

   29,798     13,258     39,154      6,869      42,789     13,921     54,801       40,468
 --------   --------  ---------   --------  ----------   --------   --------     --------
   26,064     19,093     51,191     36,374      76,504     29,368     38,747       20,021
   (5,262)    (2,553)   (16,994)    (4,089)    (10,951)      (500)   (15,249)      (5,688)
 --------   --------  ---------   --------  ----------   --------   --------     --------
   50,600     29,798     73,351     39,154     108,342     42,789     78,299       54,801
 ========   ========  =========   ========  ==========   ========   ========     ========

  The accompanying notes are an integral part of these financial statements.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                               SUBACCOUNTS
                                  ---------------------------------------------------------------------
                                    AST Large-Cap Value   AST Lord Abbett Bond -   AST Marsico Capital
                                         Portfolio         Debenture Portfolio      Growth Portfolio
                                  ----------------------  ---------------------  ----------------------
                                  01/01/2007  01/01/2006  01/01/2007  01/01/2006 01/01/2007  01/01/2006
                                      to          to          to          to         to          to
                                  12/31/2007  12/31/2006  12/31/2007  12/31/2006 12/31/2007  12/31/2006
                                  ----------  ----------  ----------  ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (3,372) $   (6,151) $   86,387   $ 24,476  $  (23,681) $  (14,988)
  Capital gains distributions
   received......................     46,956      13,152       7,466      9,827           0           0
  Realized gain (loss) on shares
   redeemed......................     25,030       5,275       6,106       (966)     19,919      (4,364)
  Net change in unrealized gain
   (loss) on investments.........   (160,859)    103,914     (45,980)    32,390     215,492      64,478
                                  ----------  ----------  ----------   --------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (92,245)    116,190      53,979     65,727     211,730      45,126
                                  ----------  ----------  ----------   --------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................    803,863     410,764     107,057    166,443     484,672     826,408
  Surrenders, withdrawals and
   death benefits................    (50,191)    (17,700)    (48,357)   (50,553)    (27,018)    (18,676)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (39,686)     20,332     733,644    177,366      39,728    (222,441)
  Withdrawal and other
   charges.......................     (2,439)     (2,017)     (2,195)    (1,947)     (2,401)     (2,002)
                                  ----------  ----------  ----------   --------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    711,547     411,379     790,149    291,309     494,981     583,289
                                  ----------  ----------  ----------   --------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    619,302     527,569     844,128    357,036     706,711     628,415

NET ASSETS
  Beginning of period............  1,050,780     523,211     995,203    638,167   1,367,261     738,846
                                  ----------  ----------  ----------   --------  ----------  ----------
  End of period.................. $1,670,082  $1,050,780  $1,839,331   $995,203  $2,073,972  $1,367,261
                                  ==========  ==========  ==========   ========  ==========  ==========

  Beginning units................     89,186      49,544      92,704     64,133     122,693      67,723
                                  ----------  ----------  ----------   --------  ----------  ----------
  Units issued...................     86,164      47,216      86,894     38,235      61,300      90,373
  Units redeemed.................    (22,577)     (7,574)    (15,489)    (9,664)    (16,262)    (35,403)
                                  ----------  ----------  ----------   --------  ----------  ----------
  Ending units...................    152,773      89,186     164,109     92,704     167,731     122,693
                                  ==========  ==========  ==========   ========  ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A35

                                  SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------
                          AST Neuberger Berman     AST Neuberger Berman   AST PIMCO Limited Maturity
AST MFS Growth Portfolio Mid-Cap Growth Portfolio Mid-Cap Value Portfolio     Bond Portfolio
-----------------------  -----------------------  ----------------------  -------------------------
01/01/2007   01/01/2006  01/01/2007   01/01/2006  01/01/2007  01/01/2006  01/01/2007    01/01/2006
    to           to          to           to          to          to          to            to
12/31/2007   12/31/2006  12/31/2007   12/31/2006  12/31/2007  12/31/2006  12/31/2007    12/31/2006
----------   ----------  ----------   ----------  ----------  ----------  ----------    ----------

$  (3,327)    $ (2,291)  $  (16,910)   $ (5,856)  $  (10,826) $   (9,347) $   53,991    $   10,304

        0            0            0           0      208,733      97,627           0             0

    5,745          526       61,968       7,007       15,204      (1,937)      4,921          (394)

   24,983       10,365      136,847      42,987     (208,434)     (2,013)     17,078         8,358
---------     --------   ----------    --------   ----------  ----------   ----------   ----------

   27,401        8,600      181,905      44,138        4,677      84,330      75,990        18,268
---------     --------   ----------    --------   ----------  ----------   ----------   ----------


   71,873      181,263      241,445     318,808      496,240     353,141     185,284       242,390

   (7,441)      (2,343)     (33,646)    (10,361)     (47,557)    (16,415)    (43,694)      (63,802)

 (179,799)      26,338      184,338      69,365      (82,312)     61,032     254,092       174,930

     (651)        (595)        (643)       (419)      (1,535)     (1,425)     (2,959)       (3,107)
---------     --------   ----------    --------   ----------  ----------   ----------   ----------

 (116,018)     204,663      391,494     377,393      364,836     396,333     392,723       350,411
---------     --------   ----------    --------   ----------  ----------   ----------   ----------

  (88,617)     213,263      573,399     421,531      369,513     480,663     468,713       368,679

  316,609      103,346      606,906     185,375    1,084,271     603,608   1,124,982       756,303
---------     --------   ----------    --------   ----------  ----------   ----------   ----------
$ 227,992     $316,609   $1,180,305    $606,906   $1,453,784  $1,084,271  $1,593,695    $1,124,982
=========     ========   ==========    ========   ==========  ==========   ==========   ==========

   29,089        9,609       50,980      16,346       94,048      55,423     109,608        75,195
---------     --------   ----------    --------   ----------  ----------   ----------   ----------
    6,892       20,109       56,860      40,991       68,829      47,728      53,378        46,627
  (17,871)        (629)     (23,881)     (6,357)     (33,734)     (9,103)    (15,205)      (12,214)
---------     --------   ----------    --------   ----------  ----------   ----------   ----------
   18,110       29,089       83,959      50,980      129,143      94,048     147,781       109,608
=========     ========   ==========    ========   ==========  ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                              SUBACCOUNTS
                                  ---------------------------------------------------------------------------------------
                                  AST AllianceBernstein Core Value AST AllianceBernstein Managed AST T. Rowe Price Natural
                                        Portfolio                   Index 500 Portfolio            Resources Portfolio
                                  -------------------------------  ----------------------------  ------------------------
                                  01/01/2007       01/01/2006      01/01/2007     01/01/2006     01/01/2007   01/01/2006
                                      to               to              to             to             to           to
                                  12/31/2007       12/31/2006      12/31/2007     12/31/2006     12/31/2007   12/31/2006
                                  ----------       ----------      ----------     ----------     ----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $   5,664         $   (544)       $  1,983       $ (1,127)     $  (36,505)  $  (31,346)
  Capital gains distributions
   received......................    45,023            3,970               0              0         273,552      148,395
  Realized gain (loss) on shares
   redeemed......................     2,604              646           2,876            132          89,788       14,125
  Net change in unrealized gain
   (loss) on investments.........  (137,101)          13,680         (12,731)        16,949         887,573      133,548
                                  ---------         --------        --------       --------      ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   (83,810)          17,752          (7,872)        15,954       1,214,408      264,722
                                  ---------         --------        --------       --------      ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   340,101           78,547         570,910        190,300       1,122,403      670,809
  Surrenders, withdrawals and
   death benefits................    (6,951)          (3,833)         (9,019)          (124)       (101,367)     (55,858)
  Net transfers between other
   subaccounts or fixed rate
   option........................   466,909           49,213         106,176            267         402,369      686,746
  Withdrawal and other
   charges.......................      (155)            (211)           (785)          (396)         (6,204)      (3,981)
                                  ---------         --------        --------       --------      ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   799,904          123,716         667,282        190,047       1,417,201    1,297,716
                                  ---------         --------        --------       --------      ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   716,094          141,468         659,410        206,001       2,631,609    1,562,438

NET ASSETS
  Beginning of period............   195,238           53,770         271,594         65,593       3,030,627    1,468,189
                                  ---------         --------        --------       --------      ----------   ----------
  End of period.................. $ 911,332         $195,238        $931,004       $271,594      $5,662,236   $3,030,627
                                  =========         ========        ========       ========      ==========   ==========

  Beginning units................    16,452            5,210          24,758          6,307         235,264      125,060
                                  ---------         --------        --------       --------      ----------   ----------
  Units issued...................    73,391           11,661          65,357         18,602         151,462      133,639
  Units redeemed.................    (8,368)            (419)         (4,723)          (151)        (57,029)     (23,435)
                                  ---------         --------        --------       --------      ----------   ----------
  Ending units...................    81,475           16,452          85,392         24,758         329,697      235,264
                                  =========         ========        ========       ========      ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A37

                                 SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------
AST T. Rowe Price Asset    AST MFS Global     AST JPMorgan International AST T. Rowe Price Global
 Allocation Portfolio     Equity Portfolio       Equity Portfolio           Bond Portfolio
---------------------   --------------------  -------------------------  -----------------------
01/01/2007   01/01/2006 01/01/2007 01/01/2006 01/01/2007    01/01/2006   01/01/2007   01/01/2006
    to           to         to         to         to            to           to           to
12/31/2007   12/31/2006 12/31/2007 12/31/2006 12/31/2007    12/31/2006   12/31/2007   12/31/2006
----------   ---------- ---------- ---------- ----------    ----------   ----------   ----------

$    7,685    $   (469)  $  5,560   $ (2,321) $    1,923     $ (3,467)    $ 10,998     $   (960)

   146,945       6,894     70,057     13,461           0            0            0        2,543

     2,272         490      6,124      6,947      29,497       10,833        4,944       (1,100)

  (160,810)      8,079    (48,861)    23,844      35,583       88,938       52,135       16,402
----------    --------   --------   --------   ----------    --------     --------     --------




    (3,908)     14,994     32,880     41,931      67,003       96,304       68,077       16,885
----------    --------   --------   --------   ----------    --------     --------     --------

 6,540,341     513,144    158,754    119,682     377,020      397,464       67,942      345,559

   (13,088)       (891)   (20,692)   (27,747)    (14,313)      (5,490)     (25,580)     (12,554)


    64,291      72,852    106,312    106,577       7,168      179,328      306,681      (13,453)

      (435)       (168)      (325)      (216)       (929)        (634)        (615)        (462)
----------    --------   --------   --------   ----------    --------     --------     --------





 6,591,109     584,937    244,049    198,296     368,946      570,668      348,428      319,090
----------    --------   --------   --------   ----------    --------     --------     --------



 6,587,201     599,931    276,929    240,227     435,949      666,972      416,505      335,975
   656,384      56,453    376,034    135,807     847,942      180,970      579,770      243,795
----------    --------   --------   --------   ----------    --------     --------     --------
$7,243,585    $656,384   $652,963   $376,034  $1,283,891     $847,942     $996,275     $579,770
==========    ========   ========   ========   ==========    ========     ========     ========

    58,084       5,447     30,867     12,957      68,777       16,973       57,523       25,781
----------    --------   --------   --------   ----------    --------     --------     --------
   596,504      55,460     22,372     26,187      52,729       74,989       44,626       37,139
   (33,381)     (2,823)    (2,713)    (8,277)    (20,160)     (23,185)     (10,205)      (5,397)
----------    --------   --------   --------   ----------    --------     --------     --------
   621,207      58,084     50,526     30,867     101,346       68,777       91,944       57,523
==========    ========   ========   ========   ==========    ========     ========     ========

  The accompanying notes are an integral part of these financial statements.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  ---------------------------------------------------------------------------
                                   AST Aggressive Asset   AST Capital Growth Asset      AST Balanced Asset
                                   Allocation Portfolio     Allocation Portfolio       Allocation Portfolio
                                  ----------------------  ------------------------  -------------------------
                                  01/01/2007  01/01/2006   01/01/2007   01/01/2006   01/01/2007    01/01/2006
                                      to          to           to           to           to            to
                                  12/31/2007  12/31/2006   12/31/2007   12/31/2006   12/31/2007    12/31/2006
                                  ----------  ----------  -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $  (46,489) $  (18,137) $(1,199,808) $  (397,734) $ (1,499,633) $  (598,842)
  Capital gains distributions
   received......................     20,419           0      229,873            0       322,068            0
  Realized gain (loss) on shares
   redeemed......................     59,014       1,175      844,186       45,694       957,569      117,995
  Net change in unrealized gain
   (loss) on investments.........    206,431     188,717    4,353,244    3,184,313     5,828,984    4,041,218
                                  ----------  ----------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    239,375     171,755    4,227,495    2,832,273     5,608,988    3,560,371
                                  ----------  ----------  -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................    960,187   1,710,527   36,272,377   36,624,968    51,025,457   51,217,203
  Surrenders, withdrawals and
   death benefits................   (144,645)    (64,663)  (1,633,424)    (590,054)   (2,727,855)    (707,845)
  Net transfers between other
   subaccounts or fixed rate
   option........................    518,498     318,910    3,198,989    3,298,696     1,350,288    5,092,353
  Withdrawal and other
   charges.......................     (2,035)       (262)     (18,215)      (1,104)      (17,309)        (708)
                                  ----------  ----------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  1,332,005   1,964,512   37,819,727   39,332,506    49,630,581   55,601,003
                                  ----------  ----------  -----------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  1,571,380   2,136,267   42,047,222   42,164,779    55,239,569   59,161,374

NET ASSETS
  Beginning of period............  2,244,806     108,539   42,816,838      652,059    61,064,444    1,903,070
                                  ----------  ----------  -----------  -----------  ------------  -----------
  End of period.................. $3,816,186  $2,244,806  $84,864,060  $42,816,838  $116,304,013  $61,064,444
                                  ==========  ==========  ===========  ===========  ============  ===========

  Beginning units................    201,158      10,856    3,861,233       65,175     5,592,980      190,054
                                  ----------  ----------  -----------  -----------  ------------  -----------
  Units issued...................    149,015     199,905    4,451,262    4,425,294     5,627,877    6,161,302
  Units redeemed.................    (29,078)     (9,603)  (1,171,687)    (629,236)   (1,240,440)    (758,376)
                                  ----------  ----------  -----------  -----------  ------------  -----------
  Ending units...................    321,095     201,158    7,140,808    3,861,233     9,980,417    5,592,980
                                  ==========  ==========  ===========  ===========  ============  ===========

*  Date subaccount became available for investment.

  The accompanying notes are an integral part of these financial statements.

                                      A39

                                      SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------
 AST Conservative Asset   AST Preservation Asset  AST First Trust Balanced AST First Trust Capital
  Allocation Portfolio     Allocation Portfolio       Target Portfolio     Appreciation Target Portfolio
------------------------  ----------------------  -----------------------  ----------------------------
 01/01/2007   01/01/2006  01/01/2007  01/01/2006   01/01/2007  03/20/2006*  01/01/2007     03/20/2006*
     to           to          to          to           to          to           to             to
 12/31/2007   12/31/2006  12/31/2007  12/31/2006   12/31/2007  12/31/2006   12/31/2007     12/31/2006
-----------  -----------  ----------  ----------  -----------  -----------  -----------    -----------

$  (573,867) $  (233,230) $ (110,285) $  (49,256) $  (106,793) $  (24,142) $  (115,811)    $  (21,103)

    122,493            0           0           0        3,313           0        6,945              0

    335,743       38,980      96,760      37,275       64,301       3,516      236,878          5,236

  2,129,591    1,403,482     439,663     224,092      361,832     197,823      372,319        231,924
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------

  2,013,960    1,209,232     426,138     212,111      322,653     177,197      500,331        216,057
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------

 17,772,284   16,943,108   4,729,837   3,655,557    6,708,133   3,216,369    6,393,675      2,056,893

 (1,263,242)    (385,574)   (233,127)    (65,081)     (77,927)    (63,165)     (67,639)       (10,640)

 17,936,268    2,469,432     450,776     432,729      612,096     224,521      757,301      1,284,664

     (4,414)        (342)       (855)       (420)        (986)        (67)        (708)            (2)
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------

 34,440,896   19,026,624   4,946,631   4,022,785    7,241,316   3,377,658    7,082,629      3,330,915
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------

 36,454,856   20,235,856   5,372,769   4,234,896    7,563,969   3,554,855    7,582,960      3,546,972

 21,643,701    1,407,845   4,569,345     334,449    3,554,855           0    3,546,972              0
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------
$58,098,557  $21,643,701  $9,942,114  $4,569,345  $11,118,824  $3,554,855  $11,129,932     $3,546,972
===========  ===========  ==========  ==========  ===========  ==========   ===========    ==========

  1,998,139      140,454     430,815      33,318      337,354           0      339,596              0
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------
  3,590,860    2,158,399     722,479     617,887      756,497     358,084      832,172        360,919
   (580,343)    (300,714)   (271,665)   (220,390)    (100,620)    (20,730)    (193,190)       (21,323)
-----------  -----------  ----------  ----------  -----------  ----------   -----------    ----------
  5,008,656    1,998,139     881,629     430,815      993,231     337,354      978,578        339,596
===========  ===========  ==========  ==========  ===========  ==========   ===========    ==========

  The accompanying notes are an integral part of these financial statements.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                                  ----------------------------------------------------------------------
                                                             AST T. Rowe Price
                                  AST Advanced Strategies     Large-Cap Growth       AST Money Market
                                         Portfolio               Portfolio               Portfolio
                                  -----------------------  ---------------------  ----------------------
                                   01/01/2007  03/20/2006* 01/01/2007 05/01/2006* 01/01/2007  05/01/2006*
                                       to          to          to         to          to          to
                                   12/31/2007  12/31/2006  12/31/2007 12/31/2006  12/31/2007  12/31/2006
                                  -----------  ----------- ---------- ----------- ----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $  (149,698) $  (36,526)  $ (5,484)  $   (851)  $   24,827   $   4,953
  Capital gains distributions
   received......................      16,166           0          0          0            0           0
  Realized gain (loss) on shares
   redeemed......................     140,408      10,929      5,389         41            0           0
  Net change in unrealized gain
   (loss) on investments.........     598,589     273,898     19,411     12,561            0           0
                                  -----------  ----------   --------   --------   ----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     605,465     248,301     19,316     11,751       24,827       4,953
                                  -----------  ----------   --------   --------   ----------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   8,059,249   3,996,342    148,242    274,910      564,077     825,228
  Surrenders, withdrawals and
   death benefits................    (110,838)     (5,739)    (8,563)      (269)    (279,204)          0
  Net transfers between other
   subaccounts or fixed rate
   option........................   1,093,305     651,683     (3,792)     4,045      800,938    (656,687)
  Withdrawal and other
   charges.......................        (901)         (6)      (161)         0         (271)          0
                                  -----------  ----------   --------   --------   ----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   9,040,815   4,642,280    135,726    278,686    1,085,540     168,541
                                  -----------  ----------   --------   --------   ----------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   9,646,280   4,890,581    155,042    290,437    1,110,367     173,494

NET ASSETS
  Beginning of period............   4,890,581           0    290,437          0      173,494           0
                                  -----------  ----------   --------   --------   ----------   ---------
  End of period.................. $14,536,861  $4,890,581   $445,479   $290,437   $1,283,861   $ 173,494
                                  ===========  ==========   ========   ========   ==========   =========

  Beginning units................     460,885           0     27,730          0       16,981           0
                                  -----------  ----------   --------   --------   ----------   ---------
  Units issued...................   1,018,990     546,803     18,750     27,770      326,349      81,826
  Units redeemed.................    (199,973)    (85,918)    (6,574)       (40)    (221,699)    (64,845)
                                  -----------  ----------   --------   --------   ----------   ---------
  Ending units...................   1,279,902     460,885     39,906     27,730      121,631      16,981
                                  ===========  ==========   ========   ========   ==========   =========

*  Date subaccount became available for investment.

  The accompanying notes are an integral part of these financial statements.

                                      A41

                                                      SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Gartmore NVIT
    AST Small-Cap      AST Pimco Total Return  AST International Value   AST International      Developing Markets
   Growth Portfolio        Bond Portfolio             Portfolio           Growth Portfolio             Fund
---------------------  ----------------------  ----------------------  ---------------------  ---------------------
01/01/2007 05/01/2006* 01/01/2007  05/01/2006* 01/01/2007  05/01/2006* 01/01/2007 05/01/2006* 01/01/2007  01/01/2006
    to         to          to          to          to          to          to         to          to          to
12/31/2007 12/31/2006  12/31/2007  12/31/2006  12/31/2007  12/31/2006  12/31/2007 12/31/2006  12/31/2007  12/31/2006
---------- ----------- ----------  ----------- ----------  ----------- ---------- ----------- ----------  ----------

 $ (1,360)   $  (128)  $   21,322   $ (3,045)  $      407   $   (889)   $ (6,288)  $ (1,082)  $  (23,278)  $ (4,057)

        0          0            0          0            0          0      49,507          0      137,792     40,456

      252        138        1,436         26        5,857         57       9,111         69       21,317      6,682

    2,283      1,754       89,151      5,596       55,260     20,038      37,126     27,064      386,950     75,502
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------

    1,175      1,764      111,909      2,577       61,524     19,206      89,456     26,051      522,781    118,583
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------


   73,463     36,902    1,022,749    932,758      670,131    256,996     245,555    419,019      427,433    163,328

     (922)      (273)     (35,992)         0       (5,393)      (285)     (8,910)      (286)     (28,666)    (2,296)

    2,201        289       11,717     32,376      132,985     16,872     (29,747)     8,434    3,606,762    233,471

     (143)         0         (348)         0          (77)         0        (125)         0       (1,257)      (657)
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------

   74,599     36,918      998,126    965,134      797,646    273,583     206,773    427,167    4,004,272    393,846
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------

   75,774     38,682    1,110,035    967,711      859,170    292,789     296,229    453,218    4,527,053    512,429

   38,682          0      967,711          0      292,789          0     453,218          0      675,855    163,426
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------
 $114,456    $38,682   $2,077,746   $967,711   $1,151,959   $292,789    $749,447   $453,218   $5,202,908   $675,855
 ========    =======   ==========   ========   ==========   ========    ========   ========   ==========   ========

    3,900          0       93,888          0       26,926          0      42,719          0       42,250     13,541
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------
    7,601      5,410      103,819     93,888       77,902     26,997      29,671     44,796      200,400     48,824
     (544)    (1,510)      (8,496)         0      (13,493)       (71)    (12,095)    (2,077)     (12,677)   (20,115)
 --------    -------   ----------   --------   ----------   --------    --------   --------   ----------   --------
   10,957      3,900      189,211     93,888       91,335     26,926      60,295     42,719      229,973     42,250
 ========    =======   ==========   ========   ==========   ========    ========   ========   ==========   ========

---------------
  AST Western
Asset Core Plus
Bond Portfolio
---------------
  11/19/2007*
      to
  12/31/2007
---------------

    $   (18)

          0

          0

        188
    -------

        170
    -------


          1

          0

     31,124

          0
    -------

     31,125
    -------

     31,295

          0
    -------
    $31,295
    =======

          0
    -------
      3,136
          0
    -------
      3,136
    =======

  The accompanying notes are an integral part of these financial statements.

                                      A42

                     NOTES TO THE FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               December 31, 2007

Note 1: General

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

        Effective May 1, 2007 American Skandia Trust and American Skandia Investment Services, Inc. will be renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-three subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the Series Fund are:

 Prudential Series Fund    AST Small Cap Value       American Century
 Money Market Portfolio     Portfolio                Variable Portfolios
 Diversified Bond          AST Goldman Sachs         Value Fund
  Portfolio                 Concentrated Growth
 Equity Portfolio           Portfolio                Credit Suisse
 Value Portfolio           AST Goldman Sachs         Trust Global Small Cap
 High Yield Bond Portfolio  Mid-Cap Growth Portfolio
 Stock Index Portfolio     AST Large-Cap Value       Davis
 Global Portfolio           Portfolio                Value Portfolio
 Jennison Portfolio        AST Lord Abbett
 Small Capitalization       Bond-Debenture Portfolio Evergreen VA
  Stock Portfolio          AST Marsico Capital       Balanced Fund
 Jennison 20/20 Focus       Growth Portfolio         Growth Fund
  Portfolio                AST MFS Growth Portfolio  Omega Fund
 Diversified Conservative  AST Neuberger Berman      Special Values Fund
  Growth Portfolio          Mid-Cap Growth Portfolio International Equity Fund
 SP Davis Value Portfolio  AST Neuberger Berman      Fundamental Large Cap
 SP T. Rowe Price           Mid-Cap Value Portfolio   Fund
  Large-Cap Growth         AST PIMCO Limited
  Portfolio                 Maturity Bond Portfolio
 SP Small Cap Value        AST AllianceBernstein
  Portfolio                 Core Value Portfolio
 SP Small Cap Growth
  Portfolio
 SP PIMCO Total Return
  Portfolio

                                      A43

 SP PIMCO High Yield       AST AllianceBernstein     Franklin Templeton Funds
  Portfolio                 Managed Index 500        Small-Mid Cap Growth
 SP Large Cap Value         Portfolio                 Securities Fund
  Portfolio                AST T. Rowe Price
 SP AIM Core Equity         Natural Resources        Gartmore NVIT
  Portfolio                 Portfolio                Developing Markets
 SP Strategic Partners     AST T. Rowe Price Asset
  Focused Growth Portfolio  Allocation Portfolio     Janus Aspen Series
 SP Mid Cap Growth         AST MFS Global Equity     Large Cap Growth
  Portfolio                 Portfolio                 Portfolio -
 SP Prudential U.S.        AST JPMorgan               Institutional Shares
  Emerging Growth           International Equity     Large Cap Growth
  Portfolio                 Portfolio                 Portfolio-Service Shares
 SP Conservative Asset     AST T. Rowe Price Global  International Growth
  Allocation                Bond Portfolio            Portfolio-
 Portfolio                 AST Aggressive Asset       Institutional Shares
 SP Balanced Asset          Allocation Portfolio
  Allocation Portfolio     AST Capital Growth Asset  MFS Variable Insurance
 SP Growth Asset            Allocation Portfolio     Trust
  Allocation Portfolio     AST Balanced Asset        Research Series
 SP Aggressive Growth       Allocation Portfolio     Emerging Growth Series
  Asset Allocation         AST Conservative Asset
  Portfolio                 Allocation Portfolio     OCC Premier VIT
 SP International Growth   AST Preservation Asset    Opcap Managed Portfolio
  Portfolio                 Allocation Portfolio     Opcap Small Cap Portfolio
 SP International Value    AST First Trust Balanced
  Portfolio                 Target Portfolio         T. Rowe Price
 AST AllianceBernstein     AST First Trust Capital   International Stock
  Growth & Income           Appreciation Target       Portfolio
  Portfolio                 Portfolio                Equity Income Portfolio
 AST American Century      AST Advanced Strategies
  Income & Growth           Portfolio
  Portfolio                AST T. Rowe Price
 AST American Century       Large-Cap Growth
  Strategic Allocation      Portfolio
  Portfolio                AST Money Market
 AST Cohen & Steers        AST Small Cap Growth
  Realty Portfolio          Portfolio
 AST UBS Dynamic Alpha     AST PIMCO Total Return
  Portfolio                 Bond Portfolio
 AST DeAm Large-Cap Value  AST International Value
  Portfolio                 Portfolio
 AST Neuberger Berman      AST International Growth
  Small-Cap Growth          Portfolio
  Portfolio                AST Western Asset Core
 AST DeAm Small-Cap Value   Plus Bond Portfolio
  Portfolio
 AST High Yield Portfolio  AIM Variable Insurance
 AST Federated Aggressive  AIM V.I. Core Equity Fund
  Growth Portfolio
 AST Mid-Cap Value         Alliance
  Portfolio                AllianceBernstein Large
                            Cap Growth

        The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

Note 2: Significant Accounting Policies

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The

                                      A44

        Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, whose investment securities are stated at value.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

Note 3: Taxes

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Note 4: Purchases and Sales of Investments

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2007 were as follows:

                                                                    Purchases      Sales
                                                                   ----------- ------------
Prudential Money Market Portfolio................................. $32,967,250 $(34,013,342)
Prudential Diversified Bond Portfolio............................. $   314,464 $ (5,518,981)
Prudential Equity Portfolio....................................... $   317,904 $ (6,654,281)
Prudential Value Portfolio........................................ $ 2,517,252 $(14,369,194)
Prudential High Yield Bond Portfolio.............................. $   377,800 $ (3,329,321)
Prudential Stock Index Portfolio.................................. $   623,056 $(11,105,011)
Prudential Global Portfolio....................................... $   324,753 $ (2,792,168)
Prudential Jennison Portfolio..................................... $   485,643 $ (8,489,504)
Prudential Small Capitalization Stock Portfolio................... $   131,252 $ (2,247,997)
T. Rowe Price International Stock Portfolio....................... $   263,263 $   (713,667)
T. Rowe Price Equity Income Portfolio............................. $   299,523 $ (3,183,749)
Premier VIT OpCap Managed Portfolio............................... $    39,236 $ (2,191,476)
Premier VIT OpCap Small Cap Portfolio............................. $   113,388 $ (1,627,523)
AIM V.I. Core Equity Fund......................................... $    51,042 $ (4,384,630)
Janus Aspen Large Cap Growth Portfolio -- Institutional Shares.... $   273,149 $ (2,737,768)
Janus Aspen International Growth Portfolio -- Institutional Shares $   815,819 $ (5,811,739)
MFS Research Series............................................... $    51,927 $   (912,116)
MFS Emerging Growth Series........................................ $   182,575 $ (2,306,248)
Credit Suisse Trust Global Small Cap.............................. $    75,247 $   (750,246)
American Century VP Value Fund.................................... $   253,730 $ (1,753,710)
Franklin Small-Mid Cap Growth Securities.......................... $   165,843 $ (1,305,866)
Prudential Jennison 20/20 Focus Portfolio......................... $   349,781 $ (1,831,655)
Prudential Diversified Conservative Growth Portfolio.............. $   104,375 $ (1,543,494)
Davis Value Portfolio............................................. $   176,829 $ (1,291,059)
AllianceBernstein Large Cap Growth................................ $   114,471 $   (215,601)
Prudential SP T. Rowe Price Large Cap Growth Portfolio............ $   107,514 $   (405,013)
Prudential SP Davis Value Portfolio............................... $   569,253 $ (2,189,201)
Prudential SP Small-Cap Value Portfolio........................... $ 6,421,568 $(11,642,700)
Prudential SP Small Cap Growth Portfolio.......................... $   145,191 $   (402,396)
Prudential SP PIMCO Total Return Portfolio........................ $ 1,759,572 $ (7,845,696)

                                      A45

                                                            Purchases      Sales
                                                           ----------- ------------
Prudential SP PIMCO High Yield Portfolio.................. $ 1,408,531 $ (4,860,045)
Janus Aspen Large Cap Growth Portfolio -- Service Shares.. $ 1,508,790 $ (4,783,691)
Prudential SP Large Cap Value Portfolio................... $   219,555 $   (902,564)
Prudential SP AIM Core Equity Portfolio................... $    42,002 $   (240,189)
Prudential SP Strategic Partners Focused Growth Portfolio. $   111,520 $   (416,745)
Prudential SP Mid Cap Growth Portfolio.................... $   450,436 $ (1,314,478)
SP Prudential U.S. Emerging Growth Portfolio.............. $ 1,815,785 $ (6,086,724)
Prudential SP Conservative Asset Allocation Portfolio..... $ 1,629,096 $ (3,784,304)
Prudential SP Balanced Asset Allocation Portfolio......... $ 2,966,091 $ (7,966,255)
Prudential SP Growth Asset Allocation Portfolio........... $ 2,776,704 $ (9,480,692)
Prudential SP Aggressive Growth Asset Allocation Portfolio $   112,502 $   (652,370)
Prudential SP International Growth Portfolio.............. $   973,595 $ (1,178,935)
Prudential SP International Value Portfolio............... $ 1,959,999 $ (4,544,408)
Evergreen VA Balanced Fund................................ $        -- $    (16,366)
Evergreen VA Growth Fund.................................. $        -- $    (13,403)
Evergreen VA Omega Fund................................... $     4,239 $    (16,898)
Evergreen VA Special Values Fund.......................... $     5,778 $   (153,827)
Evergreen VA International Equity Fund.................... $        10 $   (198,901)
Evergreen VA Fundamental Large Cap Fund................... $       171 $    (75,099)
AST AllianceBernstein Growth & Income Portfolio........... $   307,802 $    (82,368)
AST American Century Income & Growth Portfolio............ $   647,849 $    (61,837)
AST American Century Strategic Allocation Portfolio....... $ 1,085,044 $    (33,702)
AST Cohen & Steers Realty Portfolio....................... $   689,204 $   (326,899)
AST UBS Dynamic Alpha Portfolio........................... $ 2,917,512 $   (345,795)
AST DeAm Large-Cap Value Portfolio........................ $   330,092 $   (182,362)
AST Neuberger Berman Small-Cap Growth Portfolio........... $   117,060 $    (24,851)
AST DeAm Small-Cap Value Portfolio........................ $   297,001 $    (35,128)
AST High Yield Portfolio.................................. $   516,711 $   (211,714)
AST Federated Aggressive Growth Portfolio................. $   208,500 $   (104,911)
AST Mid-Cap Value Portfolio............................... $   293,118 $    (63,489)
AST Small-Cap Value Portfolio............................. $   521,722 $   (152,054)
AST Goldman Sachs Concentrated Growth Portfolio........... $   882,085 $    (87,829)
AST Goldman Sachs Mid-Cap Growth Portfolio................ $   437,218 $   (184,445)
AST Large-Cap Value Portfolio............................. $   929,308 $   (241,434)
AST Lord Abbett Bond-Debenture Portfolio.................. $   943,287 $   (176,997)
AST Marsico Capital Growth Portfolio...................... $   617,058 $   (149,307)
AST MFS Growth Portfolio.................................. $    74,404 $   (193,818)
AST Neuberger Berman Mid-Cap Growth Portfolio............. $   726,329 $   (351,745)
AST Neuberger Berman Mid-Cap Value Portfolio.............. $   682,838 $   (340,034)
AST PIMCO Limited Maturity Bond Portfolio................. $   527,513 $   (157,906)
AST AllianceBernstein Core Value Portfolio................ $   851,249 $    (60,046)
AST AllianceBernstein Managed Index 500 Portfolio......... $   736,669 $    (81,773)
AST T. Rowe Price Natural Resources Portfolio............. $ 2,020,698 $   (665,521)
AST T. Rowe Price Asset Allocation Portfolio.............. $ 6,640,466 $    (92,283)
AST MFS Global Equity Portfolio........................... $   279,939 $    (44,198)
AST JPMorgan International Equity Portfolio............... $   626,569 $   (274,744)
AST T. Rowe Price Global Bond Portfolio................... $   444,716 $   (109,454)
AST Aggressive Asset Allocation Portfolio................. $ 1,860,188 $   (579,721)
AST Capital Growth Asset Allocation Portfolio............. $47,510,348 $(11,037,602)
AST Balanced Asset Allocation Portfolio................... $59,274,218 $(11,474,123)
AST Conservative Asset Allocation Portfolio............... $39,481,658 $ (5,754,746)
AST Preservation Asset Allocation Portfolio............... $ 7,417,069 $ (2,601,517)
AST First Trust Balanced Target Portfolio................. $ 8,811,750 $ (1,714,943)
AST First Trust Capital Appreciation Target Portfolio..... $10,440,651 $ (3,492,747)
AST Advanced Strategies Portfolio......................... $13,670,696 $ (4,827,466)
AST T. Rowe Price Large-Cap Growth Portfolio.............. $   208,432 $    (78,738)
AST Money Market Portfolio................................ $ 6,235,352 $ (5,163,060)
AST Small-Cap Growth Portfolio............................ $    76,444 $     (3,204)
AST Pimco Total Return Bond Portfolio..................... $ 1,037,633 $    (64,261)
AST International Value Portfolio......................... $   860,781 $    (73,128)
AST International Growth Portfolio........................ $   318,257 $   (120,762)
Gartmore NVIT Developing Markets Fund..................... $ 4,199,059 $   (223,913)
AST Western Asset Core Plus Bond Portfolio................ $    31,124 $        (18)

                                      A46

Note 5: Related Party Transactions

        Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

        The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

        The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

Note 6: Financial Highlights

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                            At year ended                          For year ended
                  ---------------------------------  ---------------------------------------------
                                              Net    Investment
                  Units      Unit Value      Assets    Income   Expense Ratio**    Total Return***
                  (000s) Lowest -- Highest   (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ------------------  ------- ---------- -----------------  ----------------
                                       Prudential Money Market Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 18,166 1.05271 to  1.35615 $22,032   4.96%    1.35%  to   1.80%   3.20% to   3.63%
December 31, 2006 18,744 1.02005 to  1.30893 $21,912   4.66%    1.35%  to   1.80%   2.93% to   3.35%
December 31, 2005 16,041 0.99102 to  1.26691 $18,538   2.83%    1.35%  to   1.80%   1.08% to   1.54%
December 31, 2004 20,180 0.98039 to  1.24840 $23,123   1.01%    1.35%  to   1.80%  -0.78% to  -0.33%
December 31, 2003 23,421 0.98810 to  1.25286 $27,702   0.86%    1.35%  to   1.80%  -0.94% to  -0.51%

                                     Prudential Diversified Bond Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 21,214 1.43562 to  1.71791 $36,374   5.01%    1.35%  to   1.65%   4.00% to   4.31%
December 31, 2006 24,019 1.38043 to  1.64793 $39,488   4.85%    1.35%  to   1.65%   3.28% to   3.59%
December 31, 2005 28,661 1.33655 to  1.59160 $45,524   5.25%    1.35%  to   1.65%   1.61% to   1.91%
December 31, 2004 32,767 1.31540 to  1.56260 $51,105   4.39%    1.35%  to   1.65%   3.87% to   4.18%
December 31, 2003 37,311 1.26643 to  1.50079 $55,872   4.01%    1.35%  to   1.65%   5.73% to   6.05%

                                          Prudential Equity Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 18,581 1.33060 to  2.24766 $39,447   1.01%    1.35%  to   1.80%   7.38% to   7.86%
December 31, 2006 21,283 1.23731 to  2.08496 $42,042   1.06%    1.35%  to   1.80%  10.59% to  11.08%
December 31, 2005 23,619 1.11720 to  1.87806 $42,334   0.97%    1.35%  to   1.80%   9.50% to   9.98%
December 31, 2004 25,261 1.01871 to  1.70828 $41,804   1.24%    1.35%  to   1.80%   7.98% to   8.46%
December 31, 2003 27,122 0.94205 to  1.57580 $41,946   0.99%    1.35%  to   1.65%  29.51% to  29.90%

                                      A47

                            At year ended                          For year ended
                  ---------------------------------  ---------------------------------------------
                                              Net    Investment
                  Units      Unit Value      Assets    Income   Expense Ratio**    Total Return***
                  (000s) Lowest -- Highest   (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ------------------  ------- ---------- -----------------  ----------------
                                           Prudential Value Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 15,801 1.56465 to  3.01663 $41,707   1.24%    1.35%  to   1.80%   1.35% to   1.81%
December 31, 2006 20,496 1.54375 to  2.96458 $51,890   1.47%    1.35%  to   1.80%  17.83% to  18.35%
December 31, 2005 20,451 1.31000 to  2.50630 $45,457   1.39%    1.35%  to   1.80%  14.60% to  15.11%
December 31, 2004 20,354 1.14140 to  2.17838 $40,694   1.40%    1.35%  to   1.80%  14.25% to  14.76%
December 31, 2003 18,950 0.99748 to  1.89915 $34,773   1.57%    1.35%  to   1.80%  25.81% to  26.37%

                                      Prudential High Yield Bond Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 11,056 1.35549 to  1.68122 $18,567   7.03%    1.35%  to   1.65%   0.96% to   1.26%
December 31, 2006 12,641 1.34263 to  1.66129 $20,981   7.74%    1.35%  to   1.65%   8.44% to   8.77%
December 31, 2005 15,051 1.23810 to  1.52788 $22,971   6.77%    1.35%  to   1.65%   1.74% to   2.01%
December 31, 2004 17,740 1.21693 to  1.49829 $26,555   7.28%    1.35%  to   1.65%   8.52% to   8.84%
December 31, 2003 19,799 1.12137 to  1.37730 $27,247   8.33%    1.35%  to   1.65%  23.00% to  23.37%

                                        Prudential Stock Index Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 24,905 1.00244 to  2.24407 $47,587   1.50%    1.35%  to   1.75%   3.28% to   3.69%
December 31, 2006 29,657 0.96910 to  2.16530 $55,272   1.58%    1.35%  to   1.75%  13.56% to  14.02%
December 31, 2005 32,972 0.85200 to  1.90012 $54,609   1.49%    1.35%  to   1.75%   2.75% to   3.14%
December 31, 2004 34,831 0.82814 to  1.84300 $57,162   1.62%    1.35%  to   1.75%   8.55% to   8.98%
December 31, 2003 34,885 0.76179 to  1.69204 $54,006   1.44%    1.35%  to   1.65%  26.10% to  26.48%

                                          Prudential Global Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  5,611 1.08987 to  2.32839 $11,567   1.01%    1.35%  to   1.80%   8.51% to   9.00%
December 31, 2006  6,860 1.00233 to  2.13726 $12,725   0.64%    1.35%  to   1.80%  17.53% to  18.05%
December 31, 2005  7,150 0.85110 to  1.81132 $11,331   0.60%    1.35%  to   1.80%  14.01% to  14.53%
December 31, 2004  7,323 0.74506 to  1.58248 $10,248   0.99%    1.35%  to   1.80%   7.65% to   8.13%
December 31, 2003  7,208 0.69073 to  1.46429 $ 9,537   0.37%    1.35%  to   1.65%  31.88% to  32.28%

                                         Prudential Jennison Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 22,125 0.76811 to  2.19002 $41,555   0.28%    1.35%  to   1.80%  10.01% to  10.50%
December 31, 2006 25,858 0.69691 to  1.98290 $44,625   0.28%    1.35%  to   1.80%  -0.01% to   0.44%
December 31, 2005 29,303 0.69559 to  1.97537 $51,213   0.10%    1.35%  to   1.80%  12.54% to  13.05%
December 31, 2004 33,127 0.61691 to  1.74849 $51,827   0.45%    1.35%  to   1.80%   7.69% to   8.18%
December 31, 2003 36,097 0.57165 to  1.61723 $52,789   0.26%    1.35%  to   1.65%  28.13% to  28.53%

                                Prudential Small Capitalization Stock Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  3,135 2.05789 to  2.60699 $ 8,142   0.55%    1.35%  to   1.65%  -2.16% to  -1.86%
December 31, 2006  3,850 2.10323 to  2.65787 $10,200   0.55%    1.35%  to   1.65%  12.81% to  13.15%
December 31, 2005  4,606 1.86435 to  2.35028 $10,791   0.59%    1.35%  to   1.65%   5.52% to   5.83%
December 31, 2004  5,059 1.76674 to  2.22179 $11,208   0.59%    1.35%  to   1.65%  20.06% to  20.42%
December 31, 2003  5,173 1.47156 to  1.84609 $ 9,528   0.46%    1.35%  to   1.65%  36.02% to  36.42%

                                  T. Rowe Price International Stock Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  2,261 1.27297 to  1.72087 $ 3,889   1.38%    1.35%  to   1.65%  11.19% to  11.52%
December 31, 2006  2,507 1.14486 to  1.54392 $ 3,864   1.14%    1.35%  to   1.65%  17.17% to  17.51%
December 31, 2005  2,807 0.97711 to  1.31451 $ 3,684   1.62%    1.35%  to   1.65%  14.16% to  14.49%
December 31, 2004  2,979 0.85590 to  1.14869 $ 3,416   1.09%    1.35%  to   1.65%  11.92% to  12.27%
December 31, 2003  3,236 0.76471 to  1.02374 $ 3,306   1.22%    1.35%  to   1.65%  28.40% to  28.77%

                                     T. Rowe Price Equity Income Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  5,156 1.56731 to  2.40627 $12,300   1.67%    1.35%  to   1.65%   1.58% to   1.88%
December 31, 2006  6,260 1.54295 to  2.36313 $14,668   1.55%    1.35%  to   1.65%  17.03% to  17.39%
December 31, 2005  7,461 1.31837 to  2.01408 $14,903   1.54%    1.35%  to   1.65%   2.23% to   2.54%
December 31, 2004  8,341 1.28960 to  1.96512 $16,263   1.56%    1.35%  to   1.65%  13.05% to  13.39%
December 31, 2003  9,103 1.14069 to  1.73402 $15,629   1.69%    1.35%  to   1.65%  23.46% to  23.83%

                                      Premier VIT OpCap Managed Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  7,337 1.19659 to  1.72622 $12,654   2.18%    1.35%  to   1.65%   1.26% to   1.56%
December 31, 2006  8,463 1.18165 to  1.70043 $14,367   1.79%    1.35%  to   1.65%   7.87% to   8.20%
December 31, 2005 10,030 1.09540 to  1.57237 $15,748   1.21%    1.35%  to   1.65%   3.58% to   3.89%
December 31, 2004 11,525 1.05759 to  1.51433 $17,431   1.50%    1.35%  to   1.65%   8.97% to   9.29%
December 31, 2003 12,855 0.97053 to  1.38628 $17,801   1.85%    1.35%  to   1.65%  19.77% to  20.12%

                                      A48

                            At year ended                          For year ended
                  ---------------------------------  ---------------------------------------------
                                              Net    Investment
                  Units      Unit Value      Assets    Income   Expense Ratio**    Total Return***
                  (000s) Lowest -- Highest   (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ------------------  ------- ---------- -----------------  ----------------
                                     Premier VIT OpCap Small Cap Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  3,078 2.35334 to  2.53111 $ 7,788   0.00%    1.35%  to   1.65%  -1.06% to  -0.77%
December 31, 2006  3,603 2.37865 to  2.55214 $ 9,189   0.00%    1.35%  to   1.65%  22.07% to  22.43%
December 31, 2005  4,416 1.94860 to  2.08553 $ 9,206   0.00%    1.35%  to   1.65%  -1.56% to  -1.27%
December 31, 2004  5,252 1.97949 to  2.11349 $11,096   0.05%    1.35%  to   1.65%  15.97% to  16.31%
December 31, 2003  5,899 1.70696 to  1.81797 $10,721   0.05%    1.35%  to   1.65%  40.34% to  40.76%

                                           AIM V.I. Core Equity Fund
                  -------------------------------------------------------------------------------
December 31, 2007  9,004 1.02044 to  1.92405 $17,237   1.03%    1.35%  to   1.65%   6.35% to   6.66%
December 31, 2006 11,153 0.95952 to  1.80467 $20,015   0.67%    1.35%  to   1.65%  14.81% to  15.16%
December 31, 2005  5,087 0.83573 to  1.56803 $ 7,967   1.45%    1.35%  to   1.65%   3.61% to   3.91%
December 31, 2004  5,864 0.80658 to  1.50970 $ 8,840   0.94%    1.35%  to   1.65%   7.19% to   7.52%
December 31, 2003  6,768 0.75247 to  1.40486 $ 9,494   0.99%    1.35%  to   1.65%  22.40% to  22.75%

                         Janus Aspen Large Cap Growth Portfolio - Institutional Shares
                  -------------------------------------------------------------------------------
December 31, 2007  6,190 0.87503 to  1.80324 $11,084   0.70%    1.35%  to   1.65%  13.21% to  13.55%
December 31, 2006  7,545 0.77290 to  1.58878 $11,889   0.48%    1.35%  to   1.65%   9.57% to   9.91%
December 31, 2005  8,703 0.70539 to  1.44650 $12,497   0.33%    1.35%  to   1.65%   2.60% to   2.90%
December 31, 2004 10,179 0.68751 to  1.40646 $14,208   0.14%    1.35%  to   1.65%   2.81% to   3.13%
December 31, 2003 11,699 0.66870 to  1.36461 $15,849   0.09%    1.35%  to   1.65%  29.57% to  29.96%

                       Janus Aspen International Growth Portfolio - Institutional Shares
                  -------------------------------------------------------------------------------
December 31, 2007  5,607 2.46327 to  4.40276 $24,465   0.62%    1.35%  to   1.65%  26.22% to  26.60%
December 31, 2006  6,794 1.95154 to  3.47954 $23,446   1.95%    1.35%  to   1.65%  44.65% to  45.08%
December 31, 2005  7,749 1.34919 to  2.39973 $18,434   1.19%    1.35%  to   1.65%  30.16% to  30.54%
December 31, 2004  9,206 1.03659 to  1.83930 $16,793   0.90%    1.35%  to   1.65%  17.02% to  17.35%
December 31, 2003 10,518 0.88582 to  1.56797 $16,347   1.22%    1.35%  to   1.65%  32.73% to  33.12%

                                              MFS Research Series
                  -------------------------------------------------------------------------------
December 31, 2007  1,759 1.11117 to  1.78496 $ 3,140   0.73%    1.40%  to   1.65%  11.36% to  11.63%
December 31, 2006  2,230 0.99783 to  1.59906 $ 3,562   0.52%    1.40%  to   1.65%   8.69% to   8.95%
December 31, 2005  2,641 0.91808 to  1.46772 $ 3,874   0.49%    1.40%  to   1.65%   6.06% to   6.32%
December 31, 2004  3,151 0.86562 to  1.38048 $ 4,348   1.08%    1.40%  to   1.65%  13.97% to  14.24%
December 31, 2003  3,644 0.75952 to  1.20836 $ 4,401   0.69%    1.40%  to   1.65%  22.68% to  22.98%

                                           MFS Emerging Growth Series
                  -------------------------------------------------------------------------------
December 31, 2007  6,071 0.95653 to  1.76744 $10,697   0.00%    1.35%  to   1.65%  19.20% to  19.55%
December 31, 2006  7,280 0.80244 to  1.47914 $10,745   0.00%    1.35%  to   1.65%   6.16% to   6.45%
December 31, 2005  8,519 0.75590 to  1.39011 $11,821   0.00%    1.35%  to   1.65%   7.43% to   7.75%
December 31, 2004  9,970 0.70362 to  1.29091 $12,847   0.00%    1.35%  to   1.65%  11.13% to  11.46%
December 31, 2003 11,293 0.63317 to  1.15881 $13,059   0.00%    1.35%  to   1.65%  28.12% to  28.49%

                                      Credit Suisse Trust Global Small Cap
                  -------------------------------------------------------------------------------
December 31, 2007  1,450 1.02639 to  1.35908 $ 1,971   0.00%    1.35%  to   1.65%  -5.52% to  -5.24%
December 31, 2006  1,878 1.08635 to  1.43500 $ 2,694   0.00%    1.35%  to   1.65%  11.39% to  11.70%
December 31, 2005  2,102 0.97531 to  1.28530 $ 2,701   0.00%    1.35%  to   1.65%  14.26% to  14.59%
December 31, 2004  2,360 0.85361 to  1.12210 $ 2,648   0.00%    1.35%  to   1.65%  16.07% to  16.42%
December 31, 2003  2,671 0.73541 to  0.96436 $ 2,575   0.00%    1.35%  to   1.65%  45.26% to  45.68%

                                         American Century VP Value Fund
                  -------------------------------------------------------------------------------
December 31, 2007  1,981 1.73593 to  2.08379 $ 4,115   1.71%    1.35%  to   1.65%  -6.68% to  -6.41%
December 31, 2006  2,607 1.86028 to  2.22761 $ 5,786   1.41%    1.35%  to   1.65%  16.73% to  17.08%
December 31, 2005  3,039 1.59361 to  1.90364 $ 5,766   0.91%    1.35%  to   1.65%   3.33% to   3.63%
December 31, 2004  3,504 1.54228 to  1.83772 $ 6,421   1.03%    1.35%  to   1.65%  12.49% to  12.81%
December 31, 2003  3,736 1.37107 to  1.62974 $ 6,078   1.11%    1.35%  to   1.65%  26.87% to  27.23%

                                    Franklin Small-Mid Cap Growth Securities
                  -------------------------------------------------------------------------------
December 31, 2007  2,176 1.09168 to  1.87203 $ 4,026   0.00%    1.35%  to   1.65%   9.41% to   9.75%
December 31, 2006  2,761 0.99775 to  1.70655 $ 4,654   0.00%    1.35%  to   1.65%   6.93% to   7.25%
December 31, 2005  3,462 0.93308 to  1.59202 $ 5,456   0.00%    1.35%  to   1.65%   3.08% to   3.40%
December 31, 2004  4,098 0.90516 to  1.54056 $ 6,243   0.00%    1.35%  to   1.65%   9.66% to   9.99%
December 31, 2003  4,536 0.82539 to  1.40143 $ 6,266   0.00%    1.35%  to   1.65%  35.01% to  35.41%

                                      A49

                            At year ended                          For year ended
                  ---------------------------------  ---------------------------------------------
                                              Net    Investment
                  Units      Unit Value      Assets    Income   Expense Ratio**    Total Return***
                  (000s) Lowest -- Highest   (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ------------------  ------- ---------- -----------------  ----------------
                                   Prudential Jennison 20/20 Focus Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  3,704 1.67967 to  1.76615 $ 6,538   0.56%    1.35%  to   1.65%   8.79% to   9.12%
December 31, 2006  4,519 1.54401 to  1.61949 $ 7,315   0.41%    1.35%  to   1.65%  12.28% to  12.61%
December 31, 2005  4,825 1.37511 to  1.43892 $ 6,939   0.25%    1.35%  to   1.65%  19.62% to  19.98%
December 31, 2004  5,298 1.14958 to  1.20003 $ 6,354   0.10%    1.35%  to   1.65%  14.05% to  14.39%
December 31, 2003  5,572 1.00792 to  1.04952 $ 5,845   0.22%    1.35%  to   1.65%  27.20% to  27.59%

                              Prudential Diversified Conservative Growth Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  4,529 1.46175 to  1.49727 $ 6,734   3.17%    1.35%  to   1.65%   4.18% to   4.50%
December 31, 2006  5,446 1.40304 to  1.43284 $ 7,753   3.34%    1.35%  to   1.65%   5.19% to   5.51%
December 31, 2005  6,305 1.33377 to  1.35805 $ 8,513   3.02%    1.35%  to   1.65%   5.30% to   5.62%
December 31, 2004  7,366 1.26658 to  1.28576 $ 9,420   3.11%    1.35%  to   1.65%   7.79% to   8.11%
December 31, 2003  8,112 1.17504 to  1.18932 $ 9,602   4.59%    1.35%  to   1.65%  19.61% to  19.95%

                                             Davis Value Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  3,939 1.27220 to  1.30132 $ 5,105   1.06%    1.35%  to   1.65%   2.92% to   3.24%
December 31, 2006  4,736 1.23605 to  1.26051 $ 5,949   0.73%    1.35%  to   1.65%  13.13% to  13.48%
December 31, 2005  5,419 1.09258 to  1.11081 $ 6,001   0.95%    1.35%  to   1.65%   7.67% to   7.99%
December 31, 2004  5,858 1.01470 to  1.02858 $ 6,011   0.84%    1.35%  to   1.65%  10.51% to  10.85%
December 31, 2003  5,826 0.91822 to  0.92794 $ 5,397   0.76%    1.35%  to   1.65%  27.67% to  28.01%

                                       AllianceBernstein Large Cap Growth
                  -------------------------------------------------------------------------------
December 31, 2007  1,134 0.70378 to  0.72051 $   813   0.00%    1.35%  to   1.65%  11.76% to  12.10%
December 31, 2006  1,273 0.62974 to  0.64277 $   815   0.00%    1.35%  to   1.65%  -2.26% to  -1.95%
December 31, 2005  1,549 0.64427 to  0.65558 $ 1,012   0.00%    1.35%  to   1.65%  12.98% to  13.30%
December 31, 2004  1,611 0.57025 to  0.57864 $   930   0.00%    1.35%  to   1.65%   6.60% to   6.91%
December 31, 2003  1,880 0.53496 to  0.54123 $ 1,015   0.00%    1.35%  to   1.65%  21.34% to  21.74%

                             Prudential SP T. Rowe Price Large Cap Growth Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  2,511 0.78760 to  1.58021 $ 3,105   0.23%    1.40%  to   1.80%   6.29% to   6.71%
December 31, 2006  2,717 0.73953 to  1.48086 $ 3,146   0.00%    1.40%  to   1.80%   4.04% to   4.46%
December 31, 2005  2,696 0.70931 to  1.41770 $ 3,004   0.00%    1.40%  to   1.80%  14.44% to  14.89%
December 31, 2004  2,633 0.61862 to  1.23406 $ 2,494   0.00%    1.40%  to   1.80%   4.23% to   4.65%
December 31, 2003  1,821 0.59231 to  0.94778 $ 1,424   0.00%    1.40%  to   1.80%  21.68% to  22.14%

                                      Prudential SP Davis Value Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 10,347 1.31203 to  1.75049 $16,236   0.78%    1.40%  to   1.80%   2.72% to   3.13%
December 31, 2006 11,247 1.27474 to  1.69738 $17,073   0.78%    1.40%  to   1.80%  12.99% to  13.44%
December 31, 2005 11,154 1.12592 to  1.49631 $14,918   0.86%    1.40%  to   1.80%   7.58% to   8.02%
December 31, 2004  9,576 1.04459 to  1.38531 $11,620   0.37%    1.40%  to   1.80%  10.54% to  10.98%
December 31, 2003  6,374 0.94309 to  1.08521 $ 6,579   0.43%    1.40%  to   1.80%  27.13% to  27.63%

                                    Prudential SP Small-Cap Value Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 11,378 1.32111 to  1.70189 $18,750   0.66%    1.35%  to   1.80%  -5.34% to  -4.92%
December 31, 2006 14,248 1.39567 to  1.79078 $24,764   0.47%    1.35%  to   1.80%  12.59% to  13.08%
December 31, 2005 12,328 1.23963 to  1.58443 $18,844   0.50%    1.35%  to   1.80%   2.77% to   3.22%
December 31, 2004 10,478 1.20621 to  1.53570 $15,445   0.15%    1.35%  to   1.80%  18.55% to  19.07%
December 31, 2003  5,282 1.01747 to  1.24988 $ 6,380   0.03%    1.35%  to   1.80%  30.75% to  31.34%

                                    Prudential SP Small Cap Growth Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007  2,559 0.70520 to  1.49464 $ 2,950   0.00%    1.35%  to   1.80%   4.47% to   4.94%
December 31, 2006  2,733 0.67363 to  1.42492 $ 3,011   0.00%    1.35%  to   1.80%  10.41% to  10.90%
December 31, 2005  2,653 0.60904 to  1.28565 $ 2,664   0.00%    1.35%  to   1.80%   0.66% to   1.12%
December 31, 2004  2,352 0.60385 to  1.27212 $ 2,264   0.00%    1.35%  to   1.80%  -2.68% to  -2.24%
December 31, 2003  1,333 0.61913 to  1.01108 $ 1,061   0.00%    1.35%  to   1.80%  32.34% to  32.92%

                                   Prudential SP PIMCO Total Return Portfolio
                  -------------------------------------------------------------------------------
December 31, 2007 30,299 1.19073 to  1.46251 $38,863   4.30%    1.35%  to   1.80%   7.50% to   7.97%
December 31, 2006 34,652 1.10710 to  1.35502 $41,442   4.22%    1.35%  to   1.80%   1.83% to   2.30%
December 31, 2005 37,150 1.08636 to  1.32513 $43,643   4.76%    1.35%  to   1.80%   0.56% to   1.03%
December 31, 2004 30,932 1.07941 to  1.31224 $36,696   1.94%    1.35%  to   1.80%   3.43% to   3.89%
December 31, 2003 23,028 1.16478 to  1.26394 $27,420   2.47%    1.35%  to   1.65%   4.14% to   4.45%

                                      A50

                            At year ended                           For year ended
                  ----------------------------------  ---------------------------------------------
                                               Net    Investment
                  Units      Unit Value       Assets    Income   Expense Ratio**    Total Return***
                  (000s)  Lowest -- Highest   (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ -------------------  ------- ---------- -----------------  ----------------
                                    Prudential SP PIMCO High Yield Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007 10,019 1.40501 to   1.51804 $14,642   6.88%    1.40%  to   1.80%   1.95% to   2.36%
December 31, 2006 12,247 1.37817 to   1.48318 $17,521   7.35%    1.40%  to   1.80%   7.58% to   8.02%
December 31, 2005 11,538 1.28102 to   1.37312 $15,322   6.64%    1.40%  to   1.80%   2.21% to   2.61%
December 31, 2004  8,864 1.25337 to   1.33818 $11,517   7.17%    1.40%  to   1.80%   7.39% to   7.81%
December 31, 2003  4,059 1.16713 to   1.24124 $ 4,946   6.84%    1.40%  to   1.80%  20.26% to  20.74%

                             Janus Aspen Large Cap Growth Portfolio - Service Shares
                  --------------------------------------------------------------------------------
December 31, 2007    774 0.74290 to   1.62992 $   926   0.55%    1.40%  to   1.75%  12.81% to  13.20%
December 31, 2006  2,952 0.65754 to   1.43985 $ 3,910   0.34%    1.40%  to   1.75%   9.22% to   9.60%
December 31, 2005  1,561 0.60115 to   1.31370 $ 1,739   0.13%    1.40%  to   1.75%   2.23% to   2.59%
December 31, 2004  1,557 0.58726 to   1.28061 $ 1,654   0.00%    1.40%  to   1.75%   2.41% to   2.77%
December 31, 2003    755 0.57259 to   0.73210 $   568   0.00%    1.40%  to   1.60%  29.40% to  29.69%

                                     Prudential SP Large Cap Value Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007  3,975 1.28151 to   1.66085 $ 5,867   1.58%    1.35%  to   1.80%  -4.55% to  -4.13%
December 31, 2006  4,382 1.34067 to   1.73324 $ 6,711   1.29%    1.35%  to   1.80%  16.39% to  16.89%
December 31, 2005  4,963 1.15025 to   1.48345 $ 6,500   0.84%    1.35%  to   1.80%   4.76% to   5.24%
December 31, 2004  4,543 1.09631 to   1.41041 $ 5,563   0.76%    1.35%  to   1.80%  15.67% to  16.19%
December 31, 2003  3,471 0.94638 to   1.04013 $ 3,494   0.00%    1.35%  to   1.65%  24.71% to  25.07%

                                     Prudential SP AIM Core Equity Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007  1,415 0.86694 to   1.61162 $ 1,665   1.08%    1.40%  to   1.75%   5.96% to   6.33%
December 31, 2006  1,573 0.81701 to   1.51572 $ 1,732   0.92%    1.40%  to   1.75%  14.06% to  14.46%
December 31, 2005  1,618 0.71523 to   1.32432 $ 1,558   1.00%    1.40%  to   1.75%   2.83% to   3.19%
December 31, 2004  1,570 0.69448 to   1.28343 $ 1,437   0.43%    1.40%  to   1.75%   6.92% to   7.30%
December 31, 2003  1,090 0.64861 to   0.85787 $   793   0.32%    1.40%  to   1.65%  21.69% to  21.98%

                            Prudential SP Strategic Partners Focused Growth Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007  1,531 0.82266 to   1.64616 $ 1,996   0.00%    1.35%  to   1.80%  13.19% to  13.69%
December 31, 2006  1,791 0.72531 to   1.44859 $ 2,025   0.00%    1.35%  to   1.80%  -2.41% to  -1.98%
December 31, 2005  1,649 0.74182 to   1.47863 $ 1,895   0.00%    1.35%  to   1.80%  13.12% to  13.61%
December 31, 2004  1,403 0.65454 to   1.30209 $ 1,308   0.00%    1.35%  to   1.80%   8.63% to   9.11%
December 31, 2003  1,049 0.60141 to   0.78517 $   755   0.00%    1.35%  to   1.65%  23.83% to  24.16%

                                     Prudential SP Mid Cap Growth Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007  5,266 0.74257 to   1.81642 $ 6,643   0.22%    1.35%  to   1.80%  14.14% to  14.65%
December 31, 2006  5,977 0.64927 to   1.58504 $ 6,527   0.00%    1.35%  to   1.80%  -3.67% to  -3.25%
December 31, 2005  6,188 0.67270 to   1.63898 $ 6,979   0.00%    1.35%  to   1.80%   3.41% to   3.84%
December 31, 2004  4,158 0.64925 to   1.57888 $ 4,028   0.00%    1.40%  to   1.80%  17.43% to  17.91%
December 31, 2003  3,011 0.55177 to   0.59620 $ 1,995   0.00%    1.40%  to   1.65%  37.83% to  38.20%

                                  SP Prudential U.S. Emerging Growth Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007  5,536 1.08548 to   2.36566 $ 9,816   0.26%    1.35%  to   1.80%  14.74% to  15.25%
December 31, 2006  7,525 0.94423 to   2.05363 $12,332   0.00%    1.35%  to   1.80%   7.65% to   8.13%
December 31, 2005  6,567 0.87543 to   1.90014 $ 9,620   0.00%    1.35%  to   1.80%  15.70% to  16.21%
December 31, 2004  5,270 0.75197 to   1.63587 $ 6,538   0.00%    1.35%  to   1.80%  19.25% to  19.78%
December 31, 2003  3,234 0.63000 to   0.82176 $ 2,701   0.00%    1.35%  to   1.65%  39.78% to  40.20%

                              Prudential SP Conservative Asset Allocation Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007 18,008 1.33928 to  11.93943 $28,209   3.02%    1.40%  to   2.35%   6.86% to   7.88%
December 31, 2006 19,203 1.24461 to  11.14515 $27,840   3.49%    1.40%  to   2.35%   6.18% to   7.17%
December 31, 2005 21,039 1.16409 to   1.27471 $27,938   1.23%    1.40%  to   1.85%   3.99% to   4.46%
December 31, 2004 16,343 1.11728 to   1.22048 $19,172   1.11%    1.40%  to   1.80%   6.96% to   7.40%
December 31, 2003  7,915 1.04299 to   1.05346 $ 8,418   1.32%    1.40%  to   1.65%  14.60% to  14.88%

                                Prudential SP Balanced Asset Allocation Portfolio
                  --------------------------------------------------------------------------------
December 31, 2007 40,174 1.29599 to  12.38975 $72,093   2.21%    1.40%  to   2.35%   6.83% to   7.85%
December 31, 2006 42,592 1.20428 to  11.55811 $70,630   2.62%    1.40%  to   2.35%   8.15% to   9.17%
December 31, 2005 45,670 1.10537 to   1.38790 $67,604   0.81%    1.40%  to   1.85%   5.66% to   6.13%
December 31, 2004 30,709 1.04368 to   1.30793 $37,367   0.62%    1.40%  to   1.75%   9.18% to   9.55%
December 31, 2003 13,244 0.95450 to   1.00219 $13,788   0.84%    1.40%  to   1.65%  20.87% to  21.18%

                                      A51

                             At year ended                           For year ended
                  -----------------------------------  ---------------------------------------------
                                                Net    Investment
                  Units       Unit Value       Assets    Income   Expense Ratio**    Total Return***
                  (000s)  Lowest -- Highest    (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ --------------------  ------- ---------- -----------------  ----------------
                                 Prudential SP Growth Asset Allocation Portfolio
                  ---------------------------------------------------------------------------------
December 31, 2007 23,637  1.21163 to  12.81910 $48,721   1.45%    1.40%  to   2.35%   6.71% to   7.71%
December 31, 2006 25,947  1.12704 to  11.97192 $50,984   1.87%    1.40%  to   2.35%  10.30% to  11.34%
December 31, 2005 28,438  1.01435 to   1.48911 $48,063   0.52%    1.40%  to   1.85%   7.26% to   7.74%
December 31, 2004 20,304  0.94337 to   1.38211 $24,855   0.34%    1.40%  to   1.80%  11.07% to  11.50%
December 31, 2003  8,135  0.84789 to   0.93897 $ 7,825   0.55%    1.40%  to   1.65%  26.19% to  26.51%

                            Prudential SP Aggressive Growth Asset Allocation Portfolio
                  ---------------------------------------------------------------------------------
December 31, 2007  3,381  1.11516 to   1.91433 $ 5,934   0.92%    1.40%  to   1.75%   7.31% to   7.69%
December 31, 2006  3,647  1.03769 to   1.77768 $ 5,938   1.87%    1.40%  to   1.75%  12.31% to  12.70%
December 31, 2005  3,702  0.92254 to   1.57741 $ 5,285   0.16%    1.40%  to   1.75%   8.58% to   8.97%
December 31, 2004  3,055  0.84838 to   1.44765 $ 3,959   0.05%    1.40%  to   1.75%  12.79% to  13.17%
December 31, 2003  1,400  0.75107 to   0.87556 $ 1,452   0.01%    1.40%  to   1.60%  30.69% to  30.95%

                                   Prudential SP International Growth Portfolio
                  ---------------------------------------------------------------------------------
December 31, 2007  3,565  1.03403 to   2.50846 $ 6,708   0.69%    1.35%  to   1.80%  17.42% to  17.94%
December 31, 2006  3,624  0.87888 to   2.12789 $ 5,794   1.80%    1.35%  to   1.80%  18.92% to  19.44%
December 31, 2005  3,396  0.73762 to   1.78245 $ 4,577   0.55%    1.35%  to   1.80%  14.33% to  14.85%
December 31, 2004  2,719  0.64383 to   1.55290 $ 3,018   0.18%    1.35%  to   1.80%  14.47% to  14.98%
December 31, 2003  1,773  0.56134 to   1.05634 $ 1,345   0.00%    1.35%  to   1.80%  37.11% to  37.73%

                                   Prudential SP International Value Portfolio
                  ---------------------------------------------------------------------------------
December 31, 2007  3,194  1.39477 to   2.34427 $ 6,327   1.67%    1.40%  to   1.80%  15.99% to  16.44%
December 31, 2006  4,332  1.20011 to   2.01320 $ 7,709   1.34%    1.40%  to   1.80%  26.81% to  27.32%
December 31, 2005  3,678  0.94447 to   1.58122 $ 4,989   0.42%    1.40%  to   1.80%  11.77% to  12.21%
December 31, 2004  3,232  0.84346 to   1.40924 $ 3,812   0.36%    1.40%  to   1.80%  13.76% to  14.21%
December 31, 2003  1,902  0.74002 to   1.02601 $ 1,703   0.64%    1.40%  to   1.65%  25.30% to  25.62%

                                            Evergreen VA Balanced Fund
                  ---------------------------------------------------------------------------------
December 31, 2007      0  1.37364 to   1.37364 $     0   4.33%    1.75%  to   1.75%   4.84% to   4.84%
December 31, 2006     12  1.31026 to   1.31026 $    16   2.47%    1.75%  to   1.75%   7.96% to   7.96%
December 31, 2005     12  1.21366 to   1.21366 $    14   5.88%    1.75%  to   1.75%   3.48% to   3.48%

                                             Evergreen VA Growth Fund
                  ---------------------------------------------------------------------------------
December 31, 2007      0  1.87820 to   1.87820 $     0   0.00%    1.75%  to   1.75%   9.12% to   9.12%
December 31, 2006      7  1.72118 to   1.72118 $    12   0.00%    1.75%  to   1.75%   9.13% to   9.13%
December 31, 2005      7  1.57716 to   1.57716 $    11   0.00%    1.75%  to   1.75%   4.70% to   4.70%
December 31, 2004      2  1.50638 to   1.50638 $     3   0.00%    1.75%  to   1.75%  11.90% to  11.90%

                                             Evergreen VA Omega Fund
                  ---------------------------------------------------------------------------------
December 31, 2007    240  1.64226 to   1.66265 $   394   0.54%    1.50%  to   1.75%  10.02% to  10.30%
December 31, 2006    243  1.49266 to   1.50745 $   363   0.00%    1.50%  to   1.75%   4.20% to   4.46%
December 31, 2005    310  1.43256 to   1.44315 $   444   0.21%    1.50%  to   1.75%   2.06% to   2.32%
December 31, 2004    308  1.40369 to   1.41046 $   433   0.00%    1.50%  to   1.75%   5.37% to   5.62%
December 31, 2003     98  1.33214 to   1.33535 $   131   0.00%    1.50%  to   1.75%   2.75% to   2.79%

                                         Evergreen VA Special Values Fund
                  ---------------------------------------------------------------------------------
December 31, 2007     51  1.74582 to   1.76723 $    89   1.02%    1.50%  to   1.75%  -9.12% to  -8.89%
December 31, 2006    127  1.92092 to   1.93974 $   246   0.77%    1.50%  to   1.75%  19.46% to  19.76%
December 31, 2005    133  1.60796 to   1.61969 $   215   1.09%    1.50%  to   1.75%   8.86% to   9.13%
December 31, 2004    122  1.47705 to   1.48416 $   180   1.86%    1.50%  to   1.75%  18.31% to  18.60%
December 31, 2003      9  1.25143 to   1.25143 $    11   1.08%    1.50%  to   1.50%   6.21% to   6.21%

                       Evergreen VA International Equity Fund (available December 5, 2003)
                  ---------------------------------------------------------------------------------
December 31, 2007     16 19.07684 to  19.26907 $   315   2.04%    1.50%  to   1.75%  13.01% to  13.29%
December 31, 2006     28 16.88024 to  17.00827 $   469   3.74%    1.50%  to   1.75%  21.05% to  21.35%
December 31, 2005     28 13.94505 to  14.01626 $   387   2.49%    1.50%  to   1.75%  14.01% to  14.29%
December 31, 2004     23 12.23173 to  12.26411 $   281   1.99%    1.50%  to   1.75%  17.16% to  17.45%
December 31, 2003      1 10.44021 to  10.44021 $    15   0.96%    1.75%  to   1.75%   4.51% to   4.51%

                       Evergreen VA Fundamental Large Cap Fund (available December 5, 2003)
                  ---------------------------------------------------------------------------------
December 31, 2007     28 14.08787 to  14.22990 $   399   1.10%    1.50%  to   1.75%   6.42% to   6.68%
December 31, 2006     33 13.23816 to  13.33854 $   439   1.28%    1.50%  to   1.75%  10.74% to  11.01%
December 31, 2005     33 11.95425 to  12.01541 $   398   1.01%    1.50%  to   1.75%   7.14% to   7.41%
December 31, 2004     28 11.15728 to  11.18687 $   310   1.64%    1.50%  to   1.75%   7.33% to   7.60%
December 31, 2003     11 10.39518 to  10.39594 $   110   0.53%    1.65%  to   1.75%   4.81% to   4.81%

                                      A52

                            At year ended                            For year ended
                  ----------------------------------  -----------------------------------------------
                                                Net   Investment
                  Units       Unit Value       Assets   Income   Expense Ratio**     Total Return***
                  (000s)  Lowest -- Highest    (000s)   Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ --------------------  ------ ---------- -----------------  ------------------
                    AST AllianceBernstein Growth & Income Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     49 11.34013 to  12.29954 $  583    1.24%   1.15%  to   2.05%    3.00% to    3.93%
December 31, 2006     29 11.82341 to  11.87604 $  339    0.72%   1.50%  to   1.75%   15.26% to   15.54%
December 31, 2005 11,426 10.26647 to  10.27867 $  117    0.00%   1.50%  to   1.65%    2.11% to    2.23%

                     AST American Century Income & Growth Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     79 10.80965 to  11.72224 $  908    2.60%   1.15%  to   1.80%   -1.88% to   -1.25%
December 31, 2006     32 11.85903 to  11.91171 $  365    1.33%   1.50%  to   1.75%   14.85% to   15.13%
December 31, 2005     18 10.32542 to  10.34593 $  181    0.00%   1.50%  to   1.75%    2.57% to    2.78%

                  AST American Century Strategic Allocation Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007    103 11.31065 to  12.00848 $1,204    5.35%   1.15%  to   2.40%    6.35% to    7.67%
December 31, 2006     12 11.11094 to  11.18026 $  132    0.69%   1.40%  to   1.75%    7.79% to    8.16%
December 31, 2005      5 10.31658 to  10.33700 $   51    0.00%   1.40%  to   1.65%    2.74% to    2.94%

                          AST Cohen & Steers Realty Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     85  9.52250 to  12.82033 $  951    4.16%   1.15%  to   1.80%  -21.36% to  -20.85%
December 31, 2006     53 16.13799 to  16.23834 $  832    0.84%   1.40%  to   1.75%   34.39% to   34.85%
December 31, 2005     19 12.00823 to  12.04155 $  227    0.00%   1.40%  to   1.75%   18.34% to   18.67%

                            AST UBS Dynamic Alpha Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007    227 10.54506 to  11.72906 $2,569    2.46%   1.15%  to   2.40%   -0.46% to    0.78%
December 31, 2006      3 11.64691 to  11.64691 $   38    2.23%   1.50%  to   1.50%    9.50% to    9.50%
December 31, 2005      2 10.63623 to  10.64464 $   23    0.00%   1.40%  to   1.50%    6.20% to    6.28%

                           AST DeAm Large-Cap Value Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     65 10.94144 to  12.86054 $  749    1.24%   1.15%  to   1.80%   -0.62% to    0.02%
December 31, 2006     52 12.80982 to  12.88954 $  601    0.43%   1.40%  to   1.75%   19.64% to   20.05%
December 31, 2005      4 10.70700 to  10.72814 $   43    0.00%   1.50%  to   1.75%    6.17% to    6.38%

                    AST Neuberger Berman Small-Cap Growth Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     17 11.00942 to  12.85490 $  197    0.00%   1.15%  to   1.80%   16.60% to   17.36%
December 31, 2006      8 10.91273 to  10.98080 $   85    0.00%   1.40%  to   1.75%    5.91% to    6.27%
December 31, 2005      5 10.30402 to  10.33264 $   56    0.00%   1.40%  to   1.75%    2.93% to    3.21%

                           AST DeAm Small-Cap Value Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     47  8.43897 to   9.62921 $  420    1.55%   1.15%  to   1.80%  -19.23% to  -18.71%
December 31, 2006     19 11.80116 to  11.87455 $  216    0.25%   1.40%  to   1.75%   17.90% to   18.30%
December 31, 2005     11 10.00979 to  10.03757 $  105    0.01%   1.40%  to   1.75%   -0.35% to   -0.08%

                                AST High Yield Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007    147 10.62868 to  10.86456 $1,579   10.58%   1.15%  to   1.80%    0.66% to    1.31%
December 31, 2006    116 10.68405 to  10.75063 $1,243    7.09%   1.40%  to   1.75%    8.46% to    8.83%
December 31, 2005     74  9.85089 to   9.87825 $  726    0.10%   1.40%  to   1.75%   -1.26% to   -0.99%

                       AST Federated Aggressive Growth Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     67 10.85969 to  13.40975 $  825    0.00%   1.15%  to   1.80%    9.24% to    9.94%
December 31, 2006     56 12.15183 to  12.22751 $  650    0.00%   1.40%  to   1.75%   10.97% to   11.36%
December 31, 2005     35 10.95012 to  10.98052 $  385    0.00%   1.40%  to   1.75%    9.52% to    9.82%

                              AST Mid-Cap Value Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     51 10.49274 to  11.84309 $  566    0.40%   1.15%  to   1.80%    0.93% to    1.58%
December 31, 2006     30 11.61572 to  11.68807 $  333    0.38%   1.40%  to   1.75%   12.28% to   12.67%
December 31, 2005     13 10.34492 to  10.37369 $  137    0.00%   1.40%  to   1.75%    2.78% to    3.07%

                             AST Small-Cap Value Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007     73  9.69280 to  11.75648 $  758    1.15%   1.15%  to   1.80%   -7.29% to   -6.69%
December 31, 2006     39 12.55205 to  12.63027 $  443    0.18%   1.40%  to   1.75%   17.99% to   18.39%
December 31, 2005      7 10.63867 to  10.66828 $   73    0.00%   1.40%  to   1.75%    5.87% to    6.17%

                    AST Goldman Sachs Concentrated Growth Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007    108 11.47169 to  13.14587 $1,339    0.00%   1.15%  to   1.80%   11.97% to   12.69%
December 31, 2006     43 11.62213 to  11.69442 $  467    0.00%   1.40%  to   1.75%    8.10% to    8.48%
December 31, 2005     14 10.75090 to  10.78065 $  150    0.05%   1.40%  to   1.75%    7.16% to    7.45%

                                      A53

                            At year ended                           For year ended
                  ----------------------------------  ---------------------------------------------
                                                Net   Investment
                  Units       Unit Value       Assets   Income   Expense Ratio**    Total Return***
                  (000s)  Lowest -- Highest    (000s)   Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ --------------------  ------ ---------- -----------------  ----------------
                      AST Goldman Sachs Mid-Cap Growth Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   78   11.55954 to  13.07586 $  965   0.00%    1.15%  to   1.80%  17.23% to  17.98%
December 31, 2006   55   11.04128 to  11.11019 $  596   0.00%    1.40%  to   1.75%   4.45% to   4.81%
December 31, 2005   40   10.57054 to  10.60000 $  428   0.00%    1.40%  to   1.75%   5.72% to   6.01%

                            AST Large-Cap Value Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  153   10.48704 to  11.82253 $1,670   1.37%    1.15%  to   1.80%  -4.71% to  -4.10%
December 31, 2006   89   12.28149 to  12.35800 $1,051   0.63%    1.40%  to   1.75%  16.43% to  16.83%
December 31, 2005   50   10.54870 to  10.57804 $  523   0.00%    1.40%  to   1.75%   4.68% to   4.97%

                       AST Lord Abbett Bond-Debenture Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  164   10.91333 to  11.29424 $1,839   7.30%    1.15%  to   1.80%   4.20% to   4.87%
December 31, 2006   93   10.72896 to  10.79596 $  995   4.48%    1.40%  to   1.75%   7.92% to   8.29%
December 31, 2005   64    9.94204 to   9.96176 $  638   0.14%    1.50%  to   1.75%  -0.57% to  -0.37%

                         AST Marsico Capital Growth Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  168   11.52992 to  13.09923 $2,074   0.20%    1.15%  to   1.80%  12.92% to  13.65%
December 31, 2006  123   11.48278 to  11.55444 $1,367   0.04%    1.40%  to   1.75%   5.40% to   5.76%
December 31, 2005   68   10.89480 to  10.92526 $  739   0.00%    1.40%  to   1.75%   7.59% to   7.89%

                               AST MFS Growth Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   18   11.73220 to  13.19875 $  228   0.03%    1.15%  to   1.80%  13.06% to  13.79%
December 31, 2006   29   11.58767 to  11.63919 $  317   0.00%    1.50%  to   1.75%   7.78% to   8.05%
December 31, 2005   10   10.75107 to  10.77243 $  103   0.00%    1.50%  to   1.75%   7.12% to   7.33%

                    AST Neuberger Berman Mid-Cap Growth Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   84   12.23897 to  15.39741 $1,180   0.00%    1.15%  to   1.80%  20.03% to  20.81%
December 31, 2006   51   12.69768 to  12.77698 $  607   0.00%    1.40%  to   1.75%  12.10% to  12.49%
December 31, 2005   16   11.32716 to  11.35869 $  185   0.00%    1.40%  to   1.75%  12.65% to  12.96%

                     AST Neuberger Berman Mid-Cap Value Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  129   10.28916 to  12.12014 $1,454   0.81%    1.15%  to   1.80%   1.34% to   1.99%
December 31, 2006   94   11.83925 to  11.91306 $1,084   0.39%    1.40%  to   1.75%   8.85% to   9.23%
December 31, 2005   55   10.87658 to  10.90682 $  604   0.00%    1.40%  to   1.75%   8.53% to   8.83%

                      AST PIMCO Limited Maturity Bond Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  148   10.66071 to  10.86715 $1,594   5.28%    1.15%  to   1.80%   4.90% to   5.58%
December 31, 2006  110   10.25413 to  10.31847 $1,125   2.74%    1.40%  to   1.75%   2.04% to   2.39%
December 31, 2005   75   10.04905 to  10.07733 $  756   0.03%    1.40%  to   1.75%   0.50% to   0.78%

                      AST AllianceBernstein Core Value Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   81   10.47838 to  11.75873 $  911   2.55%    1.15%  to   1.80%  -5.28% to  -4.67%
December 31, 2006   16   12.28871 to  12.34339 $  195   0.90%    1.50%  to   1.75%  19.27% to  19.56%
December 31, 2005    5   10.30367 to  10.32416 $   54   0.00%    1.50%  to   1.75%   2.22% to   2.43%

                  AST AllianceBernstein Managed Index 500 Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   85   10.75145 to  11.65038 $  931   1.94%    1.15%  to   1.80%   0.27% to   0.92%
December 31, 2006   25   11.50163 to  11.57321 $  272   0.55%    1.40%  to   1.75%  10.67% to  11.05%
December 31, 2005    6   10.39288 to  10.42169 $   66   0.00%    1.40%  to   1.75%   3.42% to   3.70%

                    AST T. Rowe Price Natural Resources Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  330   13.55366 to  18.62348 $5,662   0.66%    1.15%  to   1.80%  38.01% to  38.90%
December 31, 2006  235   13.34553 to  13.44068 $3,031   0.27%    1.40%  to   1.80%  13.82% to  14.27%
December 31, 2005  125   11.72986 to  11.76236 $1,468   0.00%    1.40%  to   1.75%  17.27% to  17.59%

                     AST T. Rowe Price Asset Allocation Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  621   11.09246 to  12.03647 $7,244   2.40%    1.15%  to   2.40%   3.82% to   5.11%
December 31, 2006   58   11.30993 to  11.49135 $  656   1.21%    1.50%  to   2.40%   9.86% to  10.83%
December 31, 2005    5   10.34748 to  10.36801 $   56   0.00%    1.50%  to   1.75%   3.18% to   3.38%

                           AST MFS Global Equity Portfolio (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007   51   11.92451 to  13.88494 $  653   2.68%    1.15%  to   1.80%   7.46% to   8.15%
December 31, 2006   31   12.79078 to  12.87030 $  376   0.40%    1.40%  to   1.75%  22.17% to  22.59%
December 31, 2005   13   10.46963 to  10.49866 $  136   0.00%    1.40%  to   1.75%   5.05% to   5.34%

                                      A54

                             At year ended                            For year ended
                  ------------------------------------  ---------------------------------------------
                                                 Net    Investment
                  Units       Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)  Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ --------------------  -------- ---------- -----------------  ----------------
                      AST JPMorgan International Equity Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007   101  11.36747 to  13.95132 $  1,284   1.73%    1.15%  to   1.80%   7.50% to   8.19%
December 31, 2006    69  12.84720 to  12.92733 $    848   0.74%    1.40%  to   1.75%  20.69% to  21.10%
December 31, 2005    17  10.64502 to  10.67460 $    181   0.00%    1.40%  to   1.75%   7.38% to   7.67%

                        AST T. Rowe Price Global Bond Portfolio (available March 14, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007    92  10.62669 to  11.20170 $    996   2.92%    1.15%  to   1.80%   7.70% to   8.39%
December 31, 2006    58   9.86229 to   9.92364 $    580   1.18%    1.40%  to   1.75%   4.45% to   4.81%
December 31, 2005    26   9.44213 to   9.46839 $    244   0.30%    1.40%  to   1.75%  -5.10% to  -4.83%

                      AST Aggressive Asset Allocation Portfolio (available December 5, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007   321  11.45397 to  12.32551 $  3,816   0.16%    1.15%  to   1.80%   7.61% to   8.31%
December 31, 2006   201  11.36629 to  11.40838 $  2,245   0.00%    1.40%  to   1.75%  13.70% to  14.09%
December 31, 2005    11   9.99667 to   9.99933 $    109   0.00%    1.40%  to   1.75%  -0.02% to   0.00%

                    AST Capital Growth Asset Allocation Portfolio (available December 5, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007 7,141  11.26366 to  12.14221 $ 84,864   0.23%    1.15%  to   2.75%   6.78% to   8.48%
December 31, 2006 3,861  11.10359 to  11.22130 $ 42,817   0.00%    1.40%  to   2.40%  11.02% to  12.11%
December 31, 2005    65  10.00213 to  10.00855 $    652   0.00%    1.50%  to   2.50%   0.04% to   0.10%

                       AST Balanced Asset Allocation Portfolio (available December 5, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007 9,980  10.91282 to  11.89376 $116,304   0.37%    1.00%  to   2.40%   6.64% to   7.96%
December 31, 2006 5,593  10.92810 to  11.04402 $ 61,064   0.00%    1.40%  to   2.40%   9.15% to  10.23%
December 31, 2005   190  10.01214 to  10.01855 $  1,903   0.00%    1.50%  to   2.50%   0.14% to   0.20%

                     AST Conservative Asset Allocation Portfolio (available December 5, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007 5,009  11.24456 to  11.76251 $ 58,099   0.40%    1.15%  to   2.40%   6.51% to   7.83%
December 31, 2006 1,998  10.82085 to  10.93553 $ 21,644   0.00%    1.40%  to   2.40%   7.97% to   9.04%
December 31, 2005   140  10.02210 to  10.02853 $  1,408   0.00%    1.50%  to   2.50%   0.24% to   0.30%

                     AST Preservation Asset Allocation Portfolio (available December 5, 2005)
                  ----------------------------------------------------------------------------------
December 31, 2007   882  11.11502 to  11.45988 $  9,942   0.32%    1.15%  to   2.40%   6.16% to   7.48%
December 31, 2006   431  10.57706 to  10.68916 $  4,569   0.00%    1.40%  to   2.40%   5.44% to   6.47%
December 31, 2005    33  10.03209 to  10.03852 $    334   0.00%    1.50%  to   2.35%   0.34% to   0.40%

                         AST First Trust Balanced Target Portfolio (available May 1, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007   993  11.06059 to  11.35095 $ 11,119   0.55%    1.15%  to   2.65%   5.74% to   7.32%
December 31, 2006   337  10.52149 to  10.59531 $  3,555   0.00%    1.50%  to   2.40%   5.24% to   5.97%

                  AST First Trust Capital Appreciation Target Portfolio (available March 20, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007   979  11.11363 to  11.52104 $ 11,130   0.29%    1.15%  to   2.65%   8.53% to  10.14%
December 31, 2006   340  10.42368 to  10.49631 $  3,547   0.00%    1.50%  to   2.40%   4.26% to   4.98%

                           AST Advanced Strategies Portfolio (available March 20, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007 1,280  11.11930 to  11.53588 $ 14,537   0.53%    1.15%  to   2.65%   6.67% to   8.26%
December 31, 2006   461  10.60042 to  10.68200 $  4,891   0.00%    1.50%  to   2.40%   6.02% to   6.84%

                       AST T. Rowe Price Large-Cap Growth Portfolio (available May 1, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007    40  11.11888 to  11.23891 $    445   0.14%    1.15%  to   1.80%   6.31% to   7.00%
December 31, 2006    28  10.45877 to  10.50381 $    290   0.00%    1.15%  to   1.80%   5.22% to   5.67%

                                AST Money Market Portfolio (available May 1, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007   122  10.40843 to  10.62479 $  1,284   4.67%    1.15%  to   2.40%   2.43% to   3.70%
December 31, 2006    17  10.20125 to  10.24522 $    173   3.26%    1.15%  to   1.80%   2.02% to   2.45%

                              AST Small-Cap Growth Portfolio (available May 1, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007    11  10.42523 to  10.53785 $    114   0.00%    1.15%  to   1.80%   5.25% to   5.93%
December 31, 2006     4   9.90555 to   9.94820 $     39   0.00%    1.15%  to   1.80%   0.01% to   0.43%

                           AST Pimco Total Return Bond Portfolio (available May 1, 2006)
                  ----------------------------------------------------------------------------------
December 31, 2007   189  10.95233 to  11.07079 $  2,078   3.06%    1.15%  to   1.80%   6.38% to   7.07%
December 31, 2006    94  10.29524 to  10.33968 $    968   0.00%    1.15%  to   1.80%   3.25% to   3.69%

                                      A55

                            At year ended                           For year ended
                  ----------------------------------  ---------------------------------------------
                                                Net   Investment
                  Units       Unit Value       Assets   Income   Expense Ratio**    Total Return***
                  (000s)  Lowest -- Highest    (000s)   Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ --------------------  ------ ---------- -----------------  ----------------
                            AST International Value Portfolio (available May 1, 2006)
                  --------------------------------------------------------------------------------
December 31, 2007   91   12.56729 to  12.70293 $1,152   1.64%    1.15%  to   1.80%  15.71% to  16.46%
December 31, 2006   27   10.86090 to  10.90770 $  293   0.00%    1.15%  to   1.80%   8.50% to   8.96%

                           AST International Growth Portfolio (available May 1, 2006)
                  --------------------------------------------------------------------------------
December 31, 2007   60   12.39320 to  12.52703 $  749   0.52%    1.15%  to   1.80%  16.94% to  17.69%
December 31, 2006   43   10.59814 to  10.64379 $  453   0.00%    1.15%  to   1.80%   6.07% to   6.52%

                        Gartmore NVIT Developing Markets Fund (available March 14, 2005)
                  --------------------------------------------------------------------------------
December 31, 2007  230   22.48208 to  22.70075 $5,203   0.30%    1.40%  to   1.75%  41.03% to  41.52%
December 31, 2006   42   15.94128 to  16.04073 $  676   0.58%    1.40%  to   1.75%  32.27% to  32.72%
December 31, 2005   14   12.05243 to  12.08600 $  163   0.34%    1.40%  to   1.75%  21.98% to  22.32%

                    AST Western Asset Core Plus Bond Portfolio (available November 19, 2007)
                  --------------------------------------------------------------------------------
December 31, 2007    3    9.98048 to   9.98048 $   31   0.00%    1.60%  to   1.60%  -0.18% to  -0.18%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2007 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

                                      A56

        A.  Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk changes are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  Administration Charge

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.

Asset-Based
Charge Level
------------ Description of When Applicable
    0.95%    Premier Bb Series -- No Optional Benefits
    1.15%    Premier B Series -- No Optional Benefits
    1.20%    Premier Bb Series with HAV
    1.35%    Discovery Choice Basic -- No Optional Benefits
    1.40%    No Optional Benefits
               Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
               Strategic Partners Annuity One Enhanced III -- Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced -- Non Bonus Version
               Strategic Partners Plus Enhanced III -- Non Bonus Version
               Strategic Partners Advisor
    1.45%    Premier Bb Series with Combo or HDV or GMIB
    1.50%    No Optional Benefits
               Strategic Partners Annuity One Enhanced -- Bonus Version
               Strategic Partners Annuity One Enhanced III -- Bonus Version
               Strategic Partners Plus Enhanced -- Bonus Version
               Strategic Partners Plus Enhanced III -- Bonus Version
               Premier L Series
    1.52%    Strategic Partners Select GMDB with Step Up and Roll Up
    1.55%    Premier X Series -- No Optional Benefits
             Premier Bb Series with LT5 or HD5
    1.60%    No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced -- Non Bonus Version
    1.65%    Discovery Choice Enhanced -- No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III -- Non Bonus Version
               Strategic Partners Plus Enhanced III -- Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
    1.70%    GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced -- Bonus Version
               Strategic Partners Plus Enhanced -- Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
               Strategic Partners Plus Enhanced -- Non Bonus Version

                                      A57

Asset-Based
Charge Level
------------ Description of When Applicable
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced -- Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
    1.75%    Premier B Series with LT5 or HD5
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III -- Bonus Version
               Strategic Partners Plus Enhanced III -- Bonus Version
    1.80%    Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced -- Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced -- Bonus Version with GMDB with Greater of Roll Up and Step Up
             Premier Bb Series with LT5 or HD5 and HAV
    1.90%    Premier B Series with SLT5
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
    1.95%    Premier Bb Series with GMIB and HDV or Combo
    2.00%    With LT5 or HD5
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
               Strategic Partners Annuity One Enhanced III -- Non Bonus Version
               Strategic Partners Plus Enhanced -- Non Bonus Version
               Strategic Partners Plus Enhanced III -- Non Bonus Version
               Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
    2.05%    Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5 or HD5 and Combo or HDV
    2.10%    With LT5 or HD5
               Strategic Partners Annuity One Enhanced -- Bonus Version
               Strategic Partners Annuity One Enhanced III -- Bonus Version
               Strategic Partners Plus Enhanced -- Bonus Version
               Strategic Partners Plus Enhanced III -- Bonus Version
               Premier L Series
    2.15%    With SLT5
               Strategic Partners Annuity One Enhanced III -- Non Bonus Version
               Strategic Partners Plus Enhanced III -- Non Bonus Version
             Premier X Series with LT5 or HD5
    2.20%    With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
               Strategic Partners Plus Enhanced -- Non Bonus Version
    2.25%    With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III -- Bonus Version
               Strategic Partners Plus Enhanced III -- Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III -- Non Bonus Version
               Strategic Partners Plus Enhanced III -- Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5 or HD5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
    2.30%    Premier X Series with SLT5
             Strategic Partners Plus Enhanced -- Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced -- Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced -- Bonus Version
               Strategic Partners Plus Enhanced -- Bonus Version

                                      A58

  Asset-Based
  Charge Level
  ------------ Description of When Applicable
      2.35%    With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
                 Strategic Partners Annuity One Enhanced III -- Bonus Version
                 Strategic Partners Plus Enhanced III -- Bonus Version
      2.40%    With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
                 Strategic Partners Annuity One Enhanced -- Bonus Version
               With LT5 or HD5 and GMDB with Step Up and Roll Up
                 Strategic Partners Plus Enhanced -- Bonus Version
      2.60%    Premier L Series with LT5 or HD5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
      2.65%    Premier X Series with LT5 or HD5 and HDV
               Premier X Series with LT5 or HD5 and Roll-up & HAV

        C.  Withdrawal Charges

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% - 8%. The charge is assessed through the redemption of units.


                                      A59

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2007 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 07, 2008

                                      A60

                                  SIGNATURES

   As required by the Securities Act of 1933, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 27th day of June, 2008.

        THE PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    ACCOUNT

                                  Registrant

                By: Pruco Life Insurance Company of New Jersey


Attest:  /s/ Thomas C. Castano                 /s/ Scott D. Kaplan
         ----------------------------------    ---------------------------------
Thomas C. Castano                              Scott D. Kaplan
Chief Legal Officer and Secretary              President and Chief Executive
                                               Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              Signature and Title


            *
---------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR          Date: June 27, 2008



            *                **By:  /s/ Thomas C. Castano
---------------------------         ---------------------------------
SCOTT D. KAPLAN                     THOMAS C. CASTANO
DIRECTOR                            CORPORATE COUNSEL


            *
--------------------------
TUCKER I. MARR
CHIEF ACCOUNTING OFFICER


            *
--------------------------
BERNARD J. JACOB
DIRECTOR


            *
--------------------------
SCOTT G. SLEYSTER
DIRECTOR


            *
--------------------------
HELEN M. GALT
DIRECTOR


            *
--------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX

(10)Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm